UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust
(Exact name of registrant as specified in charter)

500 Chesterfield Parkway

Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Joe M. Thomson, President

500 Chesterfield Parkway

Malvern, PA 19355
(Name and address of agent for service)

610-644-8100

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: May 1, 2024 to April 30, 2025

Item 1. Reports to Stockholders.

(a)

Pacer Cash Cows Fund of Funds ETF
HERD (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer Cash Cows Fund of Funds ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Cash Cows Fund of Funds ETF	$15	0.15%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Cash Cows Fund of Funds ETF (HERD) derives its performance from the collective free cash flow strengths and sector allocations of its underlying Cash Cows ETFs, which target high-quality, cash-generative companies. Its returns are also influenced by macroeconomic conditions, market sentiment, and liquidity dynamics across the broad equity markets.
HOW DID THE FUND PERFORM SINCE INCEPTION?*,**
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2019)
Pacer Cash Cows Fund of Funds ETF NAV	0.29	14.78	9.03
Pacer Cash Cows Fund of Funds Index	0.73	15.26	9.57
MSCI World Index**	12.16	13.95	10.75
FTSE Developed ex US All Cap Net Total Return Index	12.09	11.30	7.19
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund has changed its benchmark to the MSCI World Index, which represents the overall equity market in which the Fund invests.
Pacer Cash Cows Fund of Funds ETF	PAGE 1	TSR-AR-69374H659

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$82,917,679	Portfolio Turnover	6%
Number of Holdings	6	30-Day SEC Yield	2.36%
Net Advisory Fee	$137,509	30-Day SEC Yield Unsubsidized	2.36%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Security Type	(%)
Affiliated Exchange Traded Funds	100.0%

Top 10 Holdings	(%)
Pacer US Cash Cows Growth ETF	20.5%
Pacer Developed Markets International Cash Cows 100 ETF	20.5%
Pacer Global Cash Cows Dividend ETF	20.4%
Pacer US Cash Cows 100 ETF	19.4%
Pacer US Small Cap Cash Cows ETF	19.2%
Mount Vernon Liquid Assets Portfolio, LLC	2.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Cash Cows Fund of Funds ETF	PAGE 2	TSR-AR-69374H659

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
SZNE (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	$58	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF (SZNE) rotates sector exposure based on historical seasonal trends, shifting between defensive sectors in summer and growth sectors in winter. Its performance depends on the timing of these rotations, sector conditions, and overall market trends.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/23/2018)
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF NAV	-6.81	7.51	6.06
CFRA - Stovall Equal Weight Seasonal Rotation Total Return Index	-6.20	8.22	6.91
S&P 500 TR	12.10	15.61	12.50
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	PAGE 1	TSR-AR-69374H691

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$20,615,078	Portfolio Turnover	190%
Number of Holdings	99	30-Day SEC Yield	1.01%
Net Advisory Fee	$197,718	30-Day SEC Yield Unsubsidized	1.01%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	8.8%
Dollar Tree, Inc.	1.6%
Dollar General Corp.	1.6%
Monster Beverage Corp.	1.4%
Walmart, Inc.	1.4%
Philip Morris International, Inc.	1.4%
Bunge Global SA	1.4%
Costco Wholesale Corp.	1.4%
Kroger Co.	1.4%
Keurig Dr Pepper, Inc.	1.4%

Top Sectors**	(%)
Health Care	49.5%
Consumer Staples	49.4%
Cash & Other	1.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	PAGE 2	TSR-AR-69374H691

Pacer Data & Infrastructure Real Estate ETF
SRVR (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer Data & Infrastructure Real Estate ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Data & Infrastructure Real Estate ETF	$60	0.55%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Data & Infrastructure Real Estate ETF (SRVR) invests in companies focused on data centers and communication infrastructure. Its performance is driven by demand for data storage, technological advances, interest rates, and real estate market risks.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/15/2018)
Pacer Data & Infrastructure Real Estate ETF NAV	19.05	0.53	5.45
Solactive GPR Data & Infrastructure Real Estate Index	20.06	3.15	7.83
S&P 500 TR	12.10	15.61	12.76
FTSE NAREIT All Equity REITS Total Return Index	16.27	7.28	6.55
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Data & Infrastructure Real Estate ETF	PAGE 1	TSR-AR-69374H741

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$432,583,133	Portfolio Turnover	40%
Number of Holdings	21	30-Day SEC Yield	2.49%
Net Advisory Fee	$2,398,266	30-Day SEC Yield Unsubsidized	2.45%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Digital Realty Trust, Inc.	16.2%
American Tower Corp.	16.0%
Equinix, Inc.	15.4%
Mount Vernon Liquid Assets Portfolio, LLC	5.7%
Cellnex Telecom SA	5.2%
Infrastrutture Wireless Italiane SpA	5.2%
SBA Communications Corp.	5.0%
Iron Mountain, Inc.	4.7%
Crown Castle, Inc.	4.6%
China Tower Corp. Ltd.	4.2%

Top Sectors**	(%)
Real Estate	67.2%
Communication Services	21.4%
Information Technology	9.4%
Financials	1.9%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Data & Infrastructure Real Estate ETF	PAGE 2	TSR-AR-69374H741

Pacer Data and Digital Revolution ETF
TRFK (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer Data and Digital Revolution ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Data and Digital Revolution ETF	$65	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Data and Digital Revolution ETF (TRFK) invests in companies focused on data transmission, storage, and technology. Its performance is driven by technological advances, demand for data services, regulatory changes, and economic conditions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/08/2022)
Pacer Data and Digital Revolution ETF NAV	15.90	23.63
Pacer Data Transmission and Communication Revolution TR Index	16.62	24.44
S&P 500 (TR)	12.10	12.72
S&P GLOBAL 1200 (TR)	12.42	11.80
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Data and Digital Revolution ETF	PAGE 1	TSR-AR-69374H386

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$54,487,874	Portfolio Turnover	36%
Number of Holdings	76	30-Day SEC Yield	0.24%
Net Advisory Fee	$273,845	30-Day SEC Yield Unsubsidized	0.24%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	16.9%
Broadcom, Inc.	9.7%
Oracle Corp.	9.5%
NVIDIA Corp.	9.2%
Cisco Systems, Inc.	6.4%
Palo Alto Networks, Inc.	4.9%
Advanced Micro Devices, Inc.	4.4%
Crowdstrike Holdings, Inc.	4.2%
MicroStrategy, Inc.	3.8%
Arista Networks, Inc.	3.7%

Top Sectors**,†	(%)
Information Technology	92.2%
Industrials	7.8%
Cash & Other	0.0%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
†	Amount represents less than 0.005.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Data and Digital Revolution ETF	PAGE 2	TSR-AR-69374H386

Pacer Developed Markets International Cash Cows 100 ETF
ICOW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer Developed Markets International Cash Cows 100 ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Developed Markets International Cash Cows 100 ETF	$67	0.65%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Developed Markets International Cash Cows 100 ETF (ICOW) invests in high free cash flow companies from developed markets outside the U.S. Its performance is influenced by sector exposure, currency fluctuations, and regional economic conditions, with diversification and cash flow focus helping to manage risk and enhance stability.
HOW DID THE FUND PERFORM SINCE INCEPTION?*,**
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/16/2017)
Pacer Developed Markets International Cash Cows 100 ETF NAV	5.53	12.79	6.43
Pacer Developed Market International Cash Cows 100 Index	6.29	13.79	7.41
MSCI World Index**	12.16	13.95	10.29
FTSE All World Developed Excluding United States Index	8.80	8.52	3.68
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Developed Markets International Cash Cows 100 ETF	PAGE 1	TSR-AR-69374H873

**	The Fund has changed its benchmark to the MSCI World Index, which represents the overall equity market in which the Fund invests.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,050,032,545	Portfolio Turnover	79%
Number of Holdings	101	30-Day SEC Yield	3.51%
Net Advisory Fee	$8,239,472	30-Day SEC Yield Unsubsidized	3.51%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	3.8%
Vinci SA	2.5%
Sony Group Corp.	2.4%
British American Tobacco PLC	2.2%
Deutsche Post AG	2.1%
Telefonica SA	2.1%
Mitsubishi Corp.	2.1%
Deutsche Telekom AG	2.1%
Bayer AG	2.0%
Vodafone Group PLC	2.0%

Top Sectors**	(%)
Industrials	20.8%
Energy	18.5%
Consumer Discretionary	13.4%
Consumer Staples	10.9%
Communication Services	10.6%
Materials	10.0%
Information Technology	8.0%
Health Care	4.2%
Utilities	2.9%
Cash & Other	0.7%

Top Ten Countries	(%)
Japan	22.3%
France	14.0%
United Kingdom	13.9%
Germany	10.1%
Canada	5.6%
South Korea	5.2%
Netherlands	4.4%
United States	3.9%
Australia	3.4%
Cash & Other	17.2%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Developed Markets International Cash Cows 100 ETF	PAGE 2	TSR-AR-69374H873

Pacer Emerging Markets Cash Cows 100 ETF
ECOW (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer Emerging Markets Cash Cows 100 ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Emerging Markets Cash Cows 100 ETF	$72	0.70%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Emerging Markets Cash Cows 100 ETF (ECOW) invests in high free cash flow companies across emerging markets. Its performance is influenced by sector exposure, regional economic conditions, and currency fluctuations, with its cash flow focus helping to manage risk and enhance resilience.
HOW DID THE FUND PERFORM SINCE INCEPTION?*,**
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/02/2019)
Pacer Emerging Markets Cash Cows 100 ETF NAV	7.07	7.16	2.74
Pacer Emerging Market Cash Cow 100 Index	8.90	9.47	4.89
MSCI World Index**	12.16	13.95	10.89
FTSE Emerging Markets Net Total Return Index	11.37	7.62	4.09
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund has changed its benchmark to the MSCI World Index, which represents the overall equity market in which the Fund invests.
Pacer Emerging Markets Cash Cows 100 ETF	PAGE 1	TSR-AR-69374H865

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$80,749,008	Portfolio Turnover	94%
Number of Holdings	111	30-Day SEC Yield	4.64%
Net Advisory Fee	$689,171	30-Day SEC Yield Unsubsidized	4.64%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	8.3%
CEZ AS	2.5%
JBS S/A	2.4%
China Hongqiao Group Ltd.	2.4%
NetEase, Inc.	2.3%
America Movil SAB de CV	2.3%
Ambev SA - ADR	2.2%
Li Auto, Inc.	2.2%
Tenaga Nasional Bhd	2.1%
MediaTek, Inc.	2.1%

Top Sectors**	(%)
Communication Services	18.2%
Consumer Staples	13.9%
Industrials	13.4%
Consumer Discretionary	12.4%
Utilities	11.9%
Materials	11.8%
Energy	10.1%
Information Technology	6.8%
Health Care	0.8%
Cash & Other	0.7%

Top Ten Countries	(%)
China	23.6%
Brazil	19.8%
Taiwan	12.5%
Mexico	9.2%
United States	8.3%
Thailand	6.3%
Indonesia	4.8%
Turkey	4.8%
South Africa	4.1%
Cash & Other	6.6%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Emerging Markets Cash Cows 100 ETF	PAGE 2	TSR-AR-69374H865

Pacer Global Cash Cows Dividend ETF
GCOW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer Global Cash Cows Dividend ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Global Cash Cows Dividend ETF	$64	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Global Cash Cows Dividend ETF’s performance is influenced by the free cash flow and dividend yields of its global holdings, as well as sector allocations across energy, healthcare, and consumer staples. Additionally, global economic conditions like interest rates, inflation, and currency fluctuations impact the fund’s returns.
HOW DID THE FUND PERFORM SINCE INCEPTION?*,**
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/22/2016)
Pacer Global Cash Cows Dividend ETF NAV	12.14	13.46	8.61
Pacer Global Cash Cows Dividend Index	13.05	14.46	9.58
MSCI World Index**	12.16	13.95	11.63
MSCI World Value Net Total Return Index	10.98	12.76	8.91
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund has changed its benchmark to the MSCI World Index, which represents the overall equity market in which the Fund invests.
Pacer Global Cash Cows Dividend ETF	PAGE 1	TSR-AR-69374H709

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,189,516,124	Portfolio Turnover	49%
Number of Holdings	101	30-Day SEC Yield	4.23%
Net Advisory Fee	$12,058,839	30-Day SEC Yield Unsubsidized	4.23%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	11.3%
Philip Morris International, Inc.	2.5%
Engie SA	2.4%
Nestle SA	2.3%
AT&T, Inc.	2.2%
Gilead Sciences, Inc.	2.2%
British American Tobacco PLC	2.2%
Sanofi SA	2.2%
Roche Holding AG	2.1%
Novartis AG	2.1%

Top Sectors**	(%)
Energy	19.0%
Health Care	17.9%
Consumer Staples	16.7%
Industrials	12.3%
Communication Services	10.7%
Consumer Discretionary	8.5%
Materials	8.0%
Utilities	5.2%
Information Technology	0.7%
Cash & Other	1.0%

Top Ten Countries	(%)
United States	35.5%
France	11.8%
United Kingdom	11.5%
Japan	11.0%
Switzerland	8.0%
Germany	5.3%
Australia	4.5%
Hong Kong	4.4%
Netherlands	3.9%
Cash & Other	4.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Global Cash Cows Dividend ETF	PAGE 2	TSR-AR-69374H709

Pacer Industrial Real Estate ETF
INDS (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer Industrial Real Estate ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Industrial Real Estate ETF	$56	0.55%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Industrial Real Estate ETF (INDS) focuses on companies in industrial real estate such as warehouses and storage facilities. Its performance is influenced by sector supply and demand, interest rates, economic conditions, and risks related to property values and market liquidity.
HOW DID THE FUND PERFORM SINCE INCEPTION?*,**
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/14/2018)
Pacer Industrial Real Estate ETF NAV	4.05	6.23	8.07
Solactive GPR Industrial Real Estate Index	4.72	8.40	8.70
S&P 500 TR**	12.10	15.61	12.64
FTSE NAREIT All Equity REITS Total Return Index	16.27	7.28	6.30
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund has changed its benchmark to the S&P 500 TR, which represents the overall equity market in which the Fund invests.
Pacer Industrial Real Estate ETF	PAGE 1	TSR-AR-69374H766

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$138,282,607	Portfolio Turnover	22%
Number of Holdings	30	30-Day SEC Yield	3.91%
Net Advisory Fee	$1,002,975	30-Day SEC Yield Unsubsidized	3.86%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Extra Space Storage, Inc.	15.5%
Public Storage	15.5%
Prologis, Inc.	14.0%
Mount Vernon Liquid Assets Portfolio, LLC	8.3%
Segro PLC	4.6%
WP Carey, Inc.	4.6%
CubeSmart	4.5%
EastGroup Properties, Inc.	4.1%
Rexford Industrial Realty, Inc.	3.7%
First Industrial Realty Trust, Inc.	3.1%

Top Sectors**	(%)
Real Estate	99.5%
Cash & Other	0.5%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Industrial Real Estate ETF	PAGE 2	TSR-AR-69374H766

Pacer Industrials and Logistics ETF
SHPP (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer Industrials and Logistics ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Industrials and Logistics ETF	$60	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Industrials and Logistics ETF (SHPP) invests in companies involved in transportation and supply chain infrastructure. Its performance is influenced by demand for goods, fuel costs, labor expenses, and global trade conditions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/08/2022)
Pacer Industrials and Logistics ETF NAV	-0.62	3.34
S&P GLOBAL 1200 (TR)	12.42	11.80
S&P 500 TR	12.10	12.72
Pacer Global Supply Chain Infrastructure Total Return Index	0.49	4.14
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Industrials and Logistics ETF	PAGE 1	TSR-AR-69374H378

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,021,546	Portfolio Turnover	37%
Number of Holdings	99	30-Day SEC Yield	2.11%
Net Advisory Fee	$6,483	30-Day SEC Yield Unsubsidized	2.11%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
SAP SE	10.9%
ABB Ltd.	10.1%
Union Pacific Corp.	9.5%
United Parcel Service, Inc.	7.3%
Canadian Pacific Kansas City Ltd.	7.0%
Canadian National Railway Co.	3.9%
CSX Corp.	3.5%
Deutsche Post AG	3.3%
DSV AS	3.3%
Norfolk Southern Corp.	3.3%

Top Sectors**	(%)
Industrials	86.0%
Information Technology	12.9%
Energy	0.7%
Cash & Other	0.4%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Industrials and Logistics ETF	PAGE 2	TSR-AR-69374H378

Pacer Lunt Large Cap Alternator ETF
ALTL (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer Lunt Large Cap Alternator ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Lunt Large Cap Alternator ETF	$60	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Lunt Large Cap Alternator ETF (ALTL) alternates monthly between high-beta and low-volatility large cap stocks based on a relative strength signal, with performance shaped by its timing and accuracy in switching regimes. Sector exposures, momentum-driven weighting, and broader market conditions—especially volatility and economic cycles—also play key roles in influencing returns.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/24/2020)
Pacer Lunt Large Cap Alternator ETF NAV	1.42	9.19
Lunt Capital US Large Cap Equity Rotation Total Return Index	2.12	10.06
S&P 500 TR	12.10	14.95
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Lunt Large Cap Alternator ETF	PAGE 1	TSR-AR-69374H717

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$129,167,550	Portfolio Turnover	246%
Number of Holdings	101	30-Day SEC Yield	1.71%
Net Advisory Fee	$1,187,662	30-Day SEC Yield Unsubsidized	1.71%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	4.6%
Coca-Cola Co.	1.4%
Berkshire Hathaway, Inc. - Class B	1.4%
Republic Services, Inc.	1.3%
Marsh & McLennan Cos., Inc.	1.3%
Atmos Energy Corp.	1.2%
Consolidated Edison, Inc.	1.2%
FirstEnergy Corp.	1.2%
CME Group, Inc.	1.2%
Evergy, Inc.	1.2%

Top Sectors**	(%)
Financials	20.1%
Utilities	17.6%
Industrials	16.8%
Consumer Staples	13.4%
Health Care	7.7%
Real Estate	6.6%
Consumer Discretionary	5.0%
Information Technology	4.6%
Materials	4.5%
Cash & Other	3.7%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Lunt Large Cap Alternator ETF	PAGE 2	TSR-AR-69374H717

Pacer Lunt Large Cap Multi-Factor Alternator ETF
PALC (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer Lunt Large Cap Multi-Factor Alternator ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Lunt Large Cap Multi-Factor Alternator ETF	$62	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Lunt Large Cap Multi Factor Alternator ETF (PALC) dynamically rotates monthly among value, momentum, quality, and volatility factor exposures—selecting two of the eight (high and low variants) based on relative strength—to capitalize on prevailing factor trends. Its performance is shaped by the timing and accuracy of these rotations, resulting sector exposures, and macroeconomic conditions like market volatility and economic cycles that drive factor effectiveness.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/24/2020)
Pacer Lunt Large Cap Multi-Factor Alternator ETF NAV	6.48	15.53
Lunt Capital US Large Cap Multi-Factor Rotation Index	7.24	16.45
S&P 500 TR	12.10	14.95
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Lunt Large Cap Multi-Factor Alternator ETF	PAGE 1	TSR-AR-69374H816

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$290,112,697	Portfolio Turnover	493%
Number of Holdings	183	30-Day SEC Yield	1.90%
Net Advisory Fee	$2,041,870	30-Day SEC Yield Unsubsidized	1.90%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Berkshire Hathaway, Inc.	3.7%
Exxon Mobil Corp.	2.9%
Mount Vernon Liquid Assets Portfolio, LLC	2.4%
Chevron Corp.	2.4%
Bank of America Corp.	2.2%
Wells Fargo & Co.	2.2%
Verizon Communications, Inc.	2.1%
CVS Health Corp.	1.8%
AT&T, Inc.	1.8%
Chubb Ltd.	1.6%

Top Sectors**	(%)
Financials	27.2%
Health Care	11.8%
Utilities	10.0%
Consumer Staples	9.8%
Industrials	9.7%
Energy	8.4%
Communication Services	6.5%
Consumer Discretionary	6.2%
Real Estate	3.7%
Cash & Other	6.7%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Lunt Large Cap Multi-Factor Alternator ETF	PAGE 2	TSR-AR-69374H816

Pacer Lunt MidCap Multi-Factor Alternator ETF
PAMC (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer Lunt MidCap Multi-Factor Alternator ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Lunt MidCap Multi-Factor Alternator ETF	$59	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Lunt MidCap Multi Factor Alternator ETF (PAMC) rotates monthly between factor exposures—momentum, quality, value, and volatility—by selecting two of the eight factor styles from the S&P MidCap 400 based on relative strength signals. Its performance depends on the timing and accuracy of these factor rotations, sector composition resulting from those factor exposures, and broader market conditions—especially volatility and economic cycles—that influence factor performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/24/2020)
Pacer Lunt MidCap Multi-Factor Alternator ETF NAV	-3.79	12.66
Lunt Capital US MidCap Multi-Factor Rotation Index	-3.39	13.55
S&P MidCap 400®	1.19	12.54
S&P Composite 1500 TR	11.12	14.72
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Lunt MidCap Multi-Factor Alternator ETF	PAGE 1	TSR-AR-69374H725

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$63,456,863	Portfolio Turnover	475%
Number of Holdings	150	30-Day SEC Yield	2.35%
Net Advisory Fee	$391,050	30-Day SEC Yield Unsubsidized	2.35%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	25.4%
Unum Group	2.4%
Performance Food Group Co.	2.1%
Reinsurance Group of America, Inc.	1.9%
Old Republic International Corp.	1.7%
RenaissanceRe Holdings Ltd.	1.7%
Tenet Healthcare Corp.	1.6%
United States Steel Corp.	1.5%
TD SYNNEX Corp.	1.4%
Ovintiv, Inc.	1.3%

Top Sectors**	(%)
Financials	27.3%
Real Estate	14.8%
Consumer Discretionary	11.9%
Utilities	10.4%
Industrials	8.6%
Energy	7.5%
Materials	5.8%
Consumer Staples	4.8%
Health Care	4.3%
Cash & Other	4.6%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Lunt MidCap Multi-Factor Alternator ETF	PAGE 2	TSR-AR-69374H725

Pacer MSCI World Industry Advantage ETF
GLBL (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer MSCI World Industry Advantage ETF for the period of September 16, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer MSCI World Industry Advantage ETF	$40	0.65%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer MSCI World Industry Advantage ETF (GLBL) invests in companies with industry strengths across developed markets. Its performance is influenced by sector dynamics, regulatory changes, currency fluctuations, and global trade conditions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/16/2024)
Pacer MSCI World Industry Advantage ETF NAV	0.73
MSCI World Index	1.23
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer MSCI World Industry Advantage ETF	PAGE 1	TSR-AR-69374H295

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$808,241	Portfolio Turnover	33%
Number of Holdings	363	30-Day SEC Yield	0.63%
Net Advisory Fee	$3,374	30-Day SEC Yield Unsubsidized	0.63%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	11.5%
Microsoft Corp.	5.3%
Apple, Inc.	4.8%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.3%
Meta Platforms, Inc. - Class A	3.9%
Alphabet, Inc. - Class A	3.0%
Broadcom, Inc.	2.8%
Alphabet, Inc. - Class C	2.6%
Berkshire Hathaway, Inc. - Class B	2.3%

Top Sectors**	(%)
Information Technology	34.0%
Financials	15.8%
Communication Services	13.7%
Consumer Discretionary	13.5%
Health Care	8.9%
Consumer Staples	5.1%
Real Estate	3.9%
Industrials	2.6%
Energy	1.2%
Cash & Other	1.3%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer MSCI World Industry Advantage ETF	PAGE 2	TSR-AR-69374H295

Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
QQQG (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF for the period of August 19, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	$34	0.49%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Nasdaq-100 Top 50 Cash Cows Growth Leaders ETF (QQQG) invests in Nasdaq-100 companies with strong free cash flow margins and price momentum. Its performance is influenced by tech sector concentration, market trends in high-growth stocks, and the financial strength of top-performing firms.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/19/2024)
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF NAV	-2.16
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders Index Total Return Index	-1.97
S&P 500 TR	0.20
NASDAQ 100 Total Return Index	-0.49
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	PAGE 1	TSR-AR-69374H329

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,655,565	Portfolio Turnover	51%
Number of Holdings	51	30-Day SEC Yield	0.20%
Net Advisory Fee	$7,373	30-Day SEC Yield Unsubsidized	0.20%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	15.1%
Palantir Technologies, Inc. - Class A	5.8%
Crowdstrike Holdings, Inc. - Class A	4.4%
Fortinet, Inc.	4.3%
Netflix, Inc.	4.1%
AppLovin Corp. - Class A	3.9%
Atlassian Corp. - Class A	3.2%
Gilead Sciences, Inc.	2.8%
Booking Holdings, Inc.	2.7%
Broadcom, Inc.	2.5%

Top Sectors**	(%)
Information Technology	61.1%
Communication Services	11.2%
Industrials	11.0%
Health Care	7.3%
Consumer Discretionary	6.4%
Consumer Staples	1.9%
Energy	1.1%
Cash & Other	0.0%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	PAGE 2	TSR-AR-69374H329

Pacer Nasdaq International Patent Leaders ETF
PATN (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer Nasdaq International Patent Leaders ETF for the period of September 16, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Nasdaq International Patent Leaders ETF	$41	0.65%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Nasdaq International Patent Leaders ETF (PATN) invests in non-U.S. companies with valuable patent portfolios. Its performance is influenced by intellectual property strength, sector and regional exposure, currency changes, and economic conditions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/16/2024)
Pacer Nasdaq International Patent Leaders ETF NAV	5.45
MSCI World Index	4.72
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Nasdaq International Patent Leaders ETF	PAGE 1	TSR-AR-69374H311

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$9,721,638	Portfolio Turnover	3%
Number of Holdings	101	30-Day SEC Yield	1.77%
Net Advisory Fee	$6,507	30-Day SEC Yield Unsubsidized	1.77%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top Holdings	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
Tencent Holdings Ltd.	7.0%
SAP SE	4.6%
Toyota Motor Corp.	3.9%
Nestle SA	3.7%
ASML Holding NV	3.4%
Novartis AG	3.3%
L’Oreal SA	3.1%
Samsung Electronics Co. Ltd.	3.1%
Roche Holding AG	3.1%

Top Sectors**	(%)
Information Technology	33.3%
Industrials	16.8%
Health Care	14.9%
Consumer Discretionary	11.9%
Communication Services	9.4%
Consumer Staples	8.7%
Materials	3.6%
Financials	0.7%
Energy	0.5%
Cash & Other	0.2%

Top Ten Countries	(%)
Japan	26.9%
Switzerland	11.8%
Taiwan	11.0%
China	11.0%
Germany	10.4%
France	10.4%
South Korea	6.3%
Netherlands	5.6%
United Kingdom	5.5%
Cash & Other	1.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Nasdaq International Patent Leaders ETF	PAGE 2	TSR-AR-69374H311

Pacer Pacific Asset Floating Rate High Income ETF
FLRT (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer Pacific Asset Floating Rate High Income ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Pacific Asset Floating Rate High Income ETF	$62	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Pacific Asset Floating Rate High Income ETF (FLRT) invests in senior secured floating-rate loans from below-investment-grade issuers. Its performance is influenced by interest rates, credit risk, sector exposure, and market liquidity.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Pacer Pacific Asset Floating Rate High Income ETF NAV	5.67	6.66	4.19
Morningstar LSTA US Leveraged Loan 100 TR USD	6.97	7.13	4.60
S&P 500 TR	12.10	15.61	12.32
Bloomberg U.S. Aggregate Bond Index	8.02	-0.67	1.54
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Pacific Asset Floating Rate High Income ETF	PAGE 1	TSR-AR-69374H428

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$471,076,288	Portfolio Turnover	65%
Number of Holdings	201	Average Credit Quality	AAA
Net Advisory Fee	$2,402,137	Effective Duration	2 yrs
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Neuberger Berman CLO Ltd.	3.7%
Magnetite CLO Ltd.	3.5%
United States Treasury Bill	3.4%
Mount Vernon Liquid Assets Portfolio, LLC	2.5%
Benefit Street Partners CLO Ltd.	1.8%
Elmwood CLO Ltd.	1.8%
Aimco CDO	1.7%
CIFC Funding Ltd.	1.5%
Caesars Entertainment, Inc.	1.4%
SeaWorld Parks & Entertainment, Inc.	1.4%

Top Sectors**	(%)
Collateralized Loan Obligations	29.6%
Industrials	20.3%
Consumer Discretionary	16.7%
Information Technology	6.4%
Materials	4.8%
Financials	4.7%
Energy	2.8%
Health Care	2.7%
Communication Services	1.5%
Cash & Other	10.5%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Pacific Asset Floating Rate High Income ETF	PAGE 2	TSR-AR-69374H428

Pacer Trendpilot® 100 ETF
PTNQ (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer Trendpilot® 100 ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot® 100 ETF	$66	0.65%
WHAT FACTORS INFLUENCED PERFORMANCE
The performance of the Pacer Trendpilot® 100 ETF is primarily influenced by the performance of NASDAQ-100 components during favorable market conditions. In periods of market stress, shifts into 3-Month U.S. Treasury bills.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/11/2015)
Pacer Trendpilot® 100 ETF NAV	2.17	13.09	11.19
Pacer NASDAQ-100 Trendpilot® Index	2.75	13.80	11.85
S&P 500 TR	12.10	15.61	12.30
NASDAQ 100 Total Return Index	13.10	17.75	17.18
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Trendpilot® 100 ETF	PAGE 1	TSR-AR-69374H303

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,227,992,818	Portfolio Turnover	5%
Number of Holdings	5	30-Day SEC Yield	3.09%
Net Advisory Fee	$8,453,696	30-Day SEC Yield Unsubsidized	3.09%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top Issuers	(%)
United States Treasury Bill	98.2%

Top Sectors	(%)
Government	98.2%
Cash & Other	1.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot® 100 ETF	PAGE 2	TSR-AR-69374H303

Pacer Trendpilot® European Index ETF
PTEU (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer Trendpilot® European Index ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot® European Index ETF	$67	0.65%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Trendpilot® European Index ETF (PTEU) shifts between European stocks and Treasury bills based on trend signals from the FTSE Eurozone Index. Its performance depends on the timing of these shifts, sector and geographic exposure, and overall market conditions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/14/2015)
Pacer Trendpilot® European Index ETF NAV	5.94	3.91	2.15
Pacer Trendpilot® European Index	7.41	5.45	3.59
FTSE Eurozone Total Return Index	17.51	15.04	8.87
MSCI THE WORLD INDEX Net (USD)	12.16	13.95	10.86
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Trendpilot® European Index ETF	PAGE 1	TSR-AR-69374H808

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$30,458,598	Portfolio Turnover	153%
Number of Holdings	291	30-Day SEC Yield	3.06%
Net Advisory Fee	$205,776	30-Day SEC Yield Unsubsidized	3.06%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
SAP SE	4.9%
ASML Holding NV	3.9%
Siemens AG	2.6%
Allianz SE	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Schneider Electric SE	1.9%
Sanofi SA	1.9%
Deutsche Telekom AG	1.8%
Air Liquide SA	1.8%
TOTAL SA	1.7%

Top Sectors**	(%)
Financials	24.3%
Industrials	18.5%
Information Technology	11.6%
Consumer Discretionary	11.2%
Health Care	6.8%
Utilities	6.4%
Consumer Staples	6.1%
Materials	4.7%
Communication Services	4.7%
Cash & Other	5.7%

Top Ten Countries	(%)
Germany	28.4%
France	28.3%
Netherlands	13.8%
Italy	9.1%
Spain	9.0%
Finland	2.9%
Belgium	2.5%
Ireland	0.9%
Greece	0.9%
Cash & Other	4.2%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot® European Index ETF	PAGE 2	TSR-AR-69374H808

Pacer Trendpilot® Fund of Funds ETF
TRND (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer Trendpilot® Fund of Funds ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot® Fund of Funds ETF	$15	0.15%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Trendpilot® Fund of Funds ETF’s performance is influenced by broad market factors such as equity market trends, interest rate movements, and fixed income conditions. Its trend-following strategy uses signals from the S&P 500 to shift allocations between stocks, bonds, and Treasury bills, aiming to manage risk and optimize returns based on changing market environments.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2019)
Pacer Trendpilot® Fund of Funds ETF NAV	3.96	7.11	4.93
Pacer Trendpilot® Fund of Funds Index	4.64	8.12	5.93
S&P GLOBAL 1200 (TR)	12.42	14.28	11.09
FTSE All-World Total Return Index	12.48	13.60	10.36
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Trendpilot® Fund of Funds ETF	PAGE 1	TSR-AR-69374H675

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$55,757,574	Portfolio Turnover	8%
Number of Holdings	6	30-Day SEC Yield	2.55%
Net Advisory Fee	$79,452	30-Day SEC Yield Unsubsidized	2.55%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Security Type	(%)
Affiliated Exchange Traded Funds	99.9%
Cash & Other	0.1%

Top Holdings	(%)
Pacer Trendpilot® US Mid Cap ETF	20.9%
Pacer Trendpilot® US Bond ETF	20.9%
Pacer Trendpilot® US Large Cap ETF	19.6%
Pacer Trendpilot® 100 ETF	19.5%
Pacer Trendpilot® International ETF	19.0%
Mount Vernon Liquid Assets Portfolio, LLC	5.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot® Fund of Funds ETF	PAGE 2	TSR-AR-69374H675

Pacer Trendpilot® International ETF
PTIN (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer Trendpilot® International ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot® International ETF	$65	0.65%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Trendpilot® International ETF’s performance is driven by the strength of developed international equity markets and the trend-following model that shifts into 3-Month U.S. Treasury bills during downturns. Currency exchange rates, regional economic conditions, and U.S. interest rates also play key roles in influencing returns.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/02/2019)
Pacer Trendpilot® International ETF NAV	-0.26	4.88	3.16
Pacer Trendpilot® International Index	2.01	6.07	4.30
S&P Developed Ex-U.S. LargeCap (USD) TR	11.39	11.93	8.07
MSCI THE WORLD INDEX Net (USD)	12.16	13.95	10.89
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Trendpilot® International ETF	PAGE 1	TSR-AR-69374H683

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$147,748,453	Portfolio Turnover	74%
Number of Holdings	3	30-Day SEC Yield	2.91%
Net Advisory Fee	$960,254	30-Day SEC Yield Unsubsidized	2.91%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top Issuers**	(%)
United States Treasury Bill	97.6%
Constellation Software, Inc.	0.0%

Top Sectors**	(%)
Government	97.6
Warrants	0.0%
Cash & Other	2.4%
*	Percentages are stated as a percent of net assets.
**	Amount represents less than 0.005.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot® International ETF	PAGE 2	TSR-AR-69374H683

Pacer Trendpilot® US Bond ETF
PTBD (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer Trendpilot® US Bond ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot® US Bond ETF	$62	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Trendpilot® US Bond ETF’s performance is influenced by interest rate changes, credit spreads, market liquidity, and key economic indicators like inflation and employment. These factors affect the fund’s trend strategy, which shifts between bonds and 3-Month U.S. Treasury bills to manage risk and capture returns.
HOW DID THE FUND PERFORM SINCE INCEPTION?*,**
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/22/2019)
Pacer Trendpilot® US Bond ETF NAV	5.58	-0.07	0.69
Pacer Trendpilot® US Bond Index	6.48	1.62	2.24
iBoxx USD Liquid High Yield Total Return Index	9.16	5.73	3.84
Bloomberg U.S. Aggregate Bond Index	8.02	-0.67	0.34
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund has changed its benchmark to the Bloomberg U.S. Aggregate Bond Index, which represents the overall equity market in which the Fund invests.
Pacer Trendpilot® US Bond ETF	PAGE 1	TSR-AR-69374H642

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$161,501,090	Portfolio Turnover	431%
Number of Holdings	14	Average Credit Quality	AAA
Net Advisory Fee	$1,007,690	Effective Duration	2 yrs
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top Issuers†	(%)
United States Treasury Note/Bond	98.6%
Chobani Holdco II LLC	0.0%

Top Sectors**,†	(%)
Government	98.6%
Consumer Staples	0.0%
Cash & Other	1.4%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
†	Amount represents less than 0.005.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot® US Bond ETF	PAGE 2	TSR-AR-69374H642

Pacer Trendpilot® US Large Cap ETF
PTLC (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer Trendpilot® US Large Cap ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot® US Large Cap ETF	$62	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer  Trendpilot® US Large Cap ETF (PTLC) adjusts exposure between stocks and Treasury bills based on trend signals from the S&P 500. Its performance depends on the timing of these shifts, sector concentration, and overall market conditions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/11/2015)
Pacer Trendpilot® US Large Cap ETF NAV	6.94	13.61	7.99
Pacer Trendpilot® US Large Cap Index TR	7.59	14.30	8.64
S&P 500 TR	12.10	15.61	12.30
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Trendpilot® US Large Cap ETF	PAGE 1	TSR-AR-69374H105

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,213,687,073	Portfolio Turnover	3%
Number of Holdings	4	30-Day SEC Yield	3.21%
Net Advisory Fee	$18,954,179	30-Day SEC Yield Unsubsidized	3.21%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top Issuers	(%)
United States Treasury Bill	98.8

Top Sectors	(%)
Government	98.8%
Cash & Other	1.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot® US Large Cap ETF	PAGE 2	TSR-AR-69374H105

Pacer Trendpilot® US Mid Cap ETF
PTMC (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer Trendpilot® US Mid Cap ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot® US Mid Cap ETF	$61	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Trendpilot® US Mid Cap ETF (PTMC) shifts between mid-cap stocks and Treasury bills based on trend signals. Its performance is driven by the timing of these shifts, sector exposure, and overall market conditions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/11/2015)
Pacer Trendpilot® US Mid Cap ETF NAV	3.30	5.00	4.20
Pacer Trendpilot® US Mid Cap Index	3.83	5.67	4.83
S&P MidCap 400 Total Return Index	1.19	13.34	8.15
S&P Composite 1500 TR	11.12	15.39	11.91
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Trendpilot® US Mid Cap ETF	PAGE 1	TSR-AR-69374H204

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$423,240,566	Portfolio Turnover	14%
Number of Holdings	1	30-Day SEC Yield	3.62%
Net Advisory Fee	$2,530,329	30-Day SEC Yield Unsubsidized	3.62%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top Issuers	(%)
United States Treasury Bill	99.0%

Top Sectors	(%)
Cash & Other	100.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot® US Mid Cap ETF	PAGE 2	TSR-AR-69374H204

Pacer US Cash Cows 100 ETF
COWZ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer US Cash Cows 100 ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Cash Cows 100 ETF	$48	0.49%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer US Cash Cows 100 ETF’s performance is influenced by factors like high free cash flow yield of its holdings, sector concentration risks, market liquidity, and broader economic conditions such as inflation and interest rates. These elements affect how well the fund’s strategy performs across different market environments.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/16/2016)
Pacer US Cash Cows 100 ETF NAV	-3.52	17.88	11.38
S&P Composite 1500 TR	11.12	15.39	12.82
Russell 1000 Value Total Return	11.94	15.42	13.07
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer US Cash Cows 100 ETF	PAGE 1	TSR-AR-69374H881

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$20,965,678,322	Portfolio Turnover	151%
Number of Holdings	101	30-Day SEC Yield	2.28%
Net Advisory Fee	$119,347,209	30-Day SEC Yield Unsubsidized	2.28%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Booking Holdings, Inc.	2.4%
Uber Technologies, Inc.	2.3%
Altria Group, Inc.	2.2%
AT&T, Inc.	2.2%
Ford Motor Co.	2.2%
Marathon Petroleum Corp.	2.1%
ConocoPhillips	2.1%
Exxon Mobil Corp.	2.1%
Verizon Communications, Inc.	2.1%
HCA Healthcare, Inc.	2.1%

Top Sectors**	(%)
Health Care	16.9%
Energy	16.8%
Information Technology	16.8%
Consumer Discretionary	15.5%
Industrials	13.9%
Consumer Staples	8.2%
Communication Services	7.7%
Materials	3.2%
Utilities	0.8%
Cash & Other	0.2%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Cash Cows 100 ETF	PAGE 2	TSR-AR-69374H881

Pacer US Cash Cows Growth ETF
BUL (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer US Cash Cows Growth ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Cash Cows Growth ETF	$63	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer US Cash Cows Growth ETF (BUL) invests in U.S. companies with high free cash flow margins, targeting strong, efficient growth firms. Its performance is influenced by sector exposure—especially to tech, consumer discretionary, and industrials.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/02/2019)
Pacer US Cash Cows Growth ETF NAV	10.41	15.11	11.20
Pacer US Cash Cows Growth TR	10.88	15.33	11.37
S&P 500 TR	12.10	15.61	13.20
S&P 900 Pure Growth (TR)	2.68	11.86	8.77
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer US Cash Cows Growth ETF	PAGE 1	TSR-AR-69374H667

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$71,143,782	Portfolio Turnover	137%
Number of Holdings	51	30-Day SEC Yield	0.25%
Net Advisory Fee	$395,929	30-Day SEC Yield Unsubsidized	0.25%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	12.8%
Booking Holdings, Inc.	5.7%
Uber Technologies, Inc.	5.6%
Airbnb, Inc.	4.9%
International Business Machines Corp.	4.8%
salesforce.com, Inc.	4.8%
Caterpillar, Inc.	4.5%
Westinghouse Air Brake Technologies Corp.	4.1%
Delta Air Lines, Inc.	3.5%
GoDaddy, Inc.	3.4%

Top Sectors**	(%)
Industrials	35.8%
Consumer Discretionary	30.9%
Information Technology	16.6%
Health Care	9.1%
Utilities	2.8%
Materials	1.7%
Consumer Staples	1.7%
Energy	1.3%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Cash Cows Growth ETF	PAGE 2	TSR-AR-69374H667

Pacer US Export Leaders ETF
PEXL (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer US Export Leaders ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Export Leaders ETF	$59	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer US Export Leaders ETF (PEXL) invests in U.S. companies with strong foreign sales and free cash flow growth. Its performance is influenced by global demand, currency fluctuations, geopolitical events, and sector exposure.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/23/2018)
Pacer US Export Leaders ETF NAV	-3.95	12.88	9.63
Pacer US Export Leaders ETF Total Return Index	-3.42	13.56	10.30
S&P 900 Index TR	11.46	15.49	12.17
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer US Export Leaders ETF	PAGE 1	TSR-AR-69374H402

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$40,520,671	Portfolio Turnover	71%
Number of Holdings	100	30-Day SEC Yield	0.55%
Net Advisory Fee	$358,954	30-Day SEC Yield Unsubsidized	0.55%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	7.6%
Duolingo, Inc.	1.4%
Netflix, Inc.	1.3%
Amphenol Corp.	1.3%
Cadence Design System, Inc.	1.3%
Royal Gold, Inc.	1.2%
Mosaic Co.	1.2%
Booking Holdings, Inc.	1.2%
NewMarket Corp.	1.2%
Newmont Goldcorp Corp.	1.2%

Top Sectors**	(%)
Information Technology	38.3%
Consumer Discretionary	14.6%
Materials	11.9%
Industrials	10.3%
Health Care	9.2%
Energy	6.1%
Communication Services	5.2%
Consumer Staples	4.3%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Export Leaders ETF	PAGE 2	TSR-AR-69374H402

Pacer US Large Cap Cash Cows Growth Leaders ETF
COWG (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer US Large Cap Cash Cows Growth Leaders ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Large Cap Cash Cows Growth Leaders ETF	$56	0.49%
WHAT FACTORS INFLUENCED PERFORMANCE
Pacer US Large Cap Cash Cows Growth Leaders ETF (COWG) targets U.S. companies with high free cash flow margins, emphasizing operational efficiency and profitability. Its performance is influenced by sector allocations, particularly in technology, healthcare, and energy, as well as macroeconomic conditions affecting growth stocks.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/21/2022)
Pacer US Large Cap Cash Cows Growth Leaders ETF NAV	29.72	21.24
Pacer US Large Cap Cash Cows Growth Leaders TR	30.46	21.84
Russell 1000 Total Return	11.94	18.15
Russell 1000 Growth Total Return	14.41	25.52
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer US Large Cap Cash Cows Growth Leaders ETF	PAGE 1	TSR-AR-69374H360

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,440,420,695	Portfolio Turnover	108%
Number of Holdings	101	30-Day SEC Yield	0.39%
Net Advisory Fee	$2,377,762	30-Day SEC Yield Unsubsidized	0.39%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Palantir Technologies, Inc.	5.3%
AppLovin Corp.	3.8%
Doximity, Inc.	2.9%
Ubiquiti, Inc.	2.9%
Astera Labs, Inc.	2.7%
Duolingo, Inc.	2.6%
Atlassian Corp.	2.6%
Texas Pacific Land Corp.	2.3%
Crowdstrike Holdings, Inc.	2.3%
Exelixis, Inc.	2.1%

Top Sectors**	(%)
Information Technology	55.6%
Health Care	14.5%
Consumer Discretionary	9.1%
Energy	5.8%
Communication Services	5.1%
Industrials	4.8%
Consumer Staples	2.4%
Materials	2.0%
Utilities	0.6%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Large Cap Cash Cows Growth Leaders ETF	PAGE 2	TSR-AR-69374H360

Pacer US Small Cap Cash Cows ETF
CALF (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer US Small Cap Cash Cows ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Small Cap Cash Cows ETF	$53	0.59%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer US Small Cap Cash Cows ETF’s performance is influenced by the free cash flow yield of its small-cap holdings, sector allocations, and market liquidity. Economic factors like interest rates and inflation also impact returns due to the sensitivity of small-cap stocks to these conditions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/16/2017)
Pacer US Small Cap Cash Cows ETF NAV	-21.28	12.96	6.13
Pacer US Small Cap Cash Cows TR	-20.88	13.51	6.50
S&P SmallCap 600 TR	-1.93	11.42	6.33
S&P SmallCap 600 Value TR	-2.54	11.96	5.41
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer US Small Cap Cash Cows ETF	PAGE 1	TSR-AR-69374H857

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,185,670,049	Portfolio Turnover	146%
Number of Holdings	201	30-Day SEC Yield	1.42%
Net Advisory Fee	$48,256,741	30-Day SEC Yield Unsubsidized	1.42%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	9.3%
CF Industries Holdings, Inc.	2.1%
WP Carey, Inc.	2.1%
EMCOR Group, Inc.	2.1%
Expedia Group, Inc.	2.0%
Flex Ltd.	2.0%
Gen Digital, Inc.	2.0%
Omnicom Group, Inc.	2.0%
United Airlines Holdings, Inc.	2.0%
Viatris, Inc.	1.9%

Top Sectors**	(%)
Consumer Discretionary	21.0%
Industrials	19.2%
Information Technology	17.4%
Energy	12.0%
Health Care	10.2%
Communication Services	8.3%
Materials	5.6%
Consumer Staples	3.6%
Real Estate	2.6%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Small Cap Cash Cows ETF	PAGE 2	TSR-AR-69374H857

Pacer US Small Cap Cash Cows Growth Leaders ETF
CAFG (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer US Small Cap Cash Cows Growth Leaders ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Small Cap Cash Cows Growth Leaders ETF	$59	0.59%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer US Small Cap Cash Cows Growth Leaders ETF (CAFG) invests in small-cap companies with high free cash flow margins and strong pricing momentum. Its performance is influenced by sector exposure, small-cap market volatility, and broader economic conditions like interest rates and liquidity.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/01/2023)
Pacer US Small Cap Cash Cows Growth Leaders ETF NAV	0.94	7.40
Pacer US Small Cap Cash Cows Growth Leaders TR	1.65	8.16
S&P Composite 1500 TR	11.12	16.49
S&P SmallCap 600 Growth TR	-1.50	7.80
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer US Small Cap Cash Cows Growth Leaders ETF	PAGE 1	TSR-AR-69374H352

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$17,873,638	Portfolio Turnover	136%
Number of Holdings	101	30-Day SEC Yield	0.33%
Net Advisory Fee	$98,050	30-Day SEC Yield Unsubsidized	0.33%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	13.4%
Corcept Therapeutics, Inc.	4.2%
Pacira BioSciences, Inc.	3.2%
Liquidity Services, Inc.	2.9%
A10 Networks, Inc.	2.6%
InterDigital, Inc.	2.5%
Adtalem Global Education, Inc.	2.3%
Cal-Maine Foods, Inc.	2.0%
Proto Labs, Inc.	1.9%
TEGNA, Inc.	1.8%

Top Sectors**	(%)
Health Care	27.4%
Industrials	22.0%
Information Technology	22.0%
Consumer Discretionary	8.4%
Communication Services	6.8%
Consumer Staples	6.1%
Energy	4.4%
Materials	2.0%
Utilities	0.8%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Small Cap Cash Cows Growth Leaders ETF	PAGE 2	TSR-AR-69374H352

Pacer WealthShield ETF
PWS (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Pacer WealthShield ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer WealthShield ETF	$64	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer WealthShield ETF (PWS) adjusts exposure between U.S. equities and Treasury bonds based on market trends. Its performance is influenced by bond market strength, sector momentum, and overall market conditions, with lower volatility than the broader market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/11/2017)
Pacer WealthShield ETF NAV	12.45	6.57	4.20
Pacer WealthShield TR	12.70	6.86	4.50
S&P 500 TR	12.10	15.61	12.39
S&P U.S. Treasury Bond 20+ Year Index	5.63	-9.27	-2.01
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer WealthShield ETF	PAGE 1	TSR-AR-69374H840

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$26,185,405	Portfolio Turnover	514%
Number of Holdings	41	30-Day SEC Yield	3.57%
Net Advisory Fee	$122,520	30-Day SEC Yield Unsubsidized	3.57%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top Issuers	(%)
United States Treasury Note/Bond	98.5%
ABIOMED INC	0.0%

Top Sectors**	(%)
Government	98.5%
Cash & Other	1.5%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer WealthShield ETF	PAGE 2	TSR-AR-69374H840

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)	A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Deborah Wolk is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to services not covered within the other services. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 04/30/2025	FYE 04/30/2024
(a) Audit Fees	$249,000	$234,100
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$36,000	$ 29,000
(d) All Other Fees	$0	$ 0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Sanville & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 04/30/2025	FYE 04/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 04/30/2025	FYE 04/30/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Jane Sagendorph, Colin Lake and Deborah Wolk.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Pacer Funds
Pacer Cash Cows Fund of Funds ETF Ticker: HERD
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF Ticker: SZNE
Pacer Data & Infrastructure Real Estate ETF Ticker: SRVR
Pacer Data and Digital Revolution ETF Ticker: TRFK
Pacer Developed Markets International Cash Cows 100 ETF Ticker: ICOW
Pacer Emerging Markets Cash Cows 100 ETF Ticker: ECOW
Pacer Global Cash Cows Dividend ETF Ticker: GCOW
Pacer Industrial Real Estate ETF Ticker: INDS
Pacer Industrials and Logistics ETF Ticker: SHPP
Pacer Lunt Large Cap Alternator ETF Ticker: ALTL
Pacer Lunt Large Cap Multi-Factor Alternator ETF Ticker: PALC
Pacer Lunt MidCap Multi-Factor Alternator ETF Ticker: PAMC
Pacer MSCI World Industry Advantage ETF Ticker: GLBL
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF Ticker: QQQG
Pacer Nasdaq International Patent Leaders ETF Ticker: PATN
Pacer Pacific Asset Floating Rate High Income ETF Ticker: FLRT
Pacer Trendpilot® 100 ETF Ticker: PTNQ
Pacer Trendpilot® European Index ETF Ticker: PTEU
Pacer Trendpilot® Fund of Funds ETF Ticker: TRND
Pacer Trendpilot® International ETF Ticker: PTIN
Pacer Trendpilot® US Bond ETF Ticker: PTBD
Pacer Trendpilot® US Large Cap ETF Ticker: PTLC
Pacer Trendpilot® US Mid Cap ETF Ticker: PTMC
Pacer US Cash Cows 100 ETF Ticker: COWZ
Pacer US Cash Cows Growth ETF Ticker: BUL
Pacer US Export Leaders ETF Ticker: PEXL
Pacer US Large Cap Cash Cows Growth Leaders ETF Ticker: COWG
Pacer US Small Cap Cash Cows ETF Ticker: CALF
Pacer US Small Cap Cash Cows Growth Leaders ETF Ticker: CAFG
Pacer WealthShield ETF Ticker: PWS
April 30, 2025

PACER CASH COWS FUND OF FUNDS ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 100.0%
Pacer Developed Markets International Cash Cows 100 ETF(a)	534,129	$16,958,596
Pacer Global Cash Cows Dividend ETF(a)	459,633	16,900,705
Pacer US Cash Cows 100 ETF(a)	310,475	16,098,129
Pacer US Cash Cows Growth ETF(a)	382,490	16,994,031
Pacer US Small Cap Cash Cows ETF(a)(b)	447,577	15,956,120
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $81,413,022)		82,907,581
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(c)	2,212,350	2,212,350
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,212,350)		2,212,350
TOTAL INVESTMENTS - 102.7% (Cost $83,625,372)		$85,119,931
Liabilities in Excess of Other Assets - (2.7)%		(2,202,252)
TOTAL NET ASSETS - 100.0%		$82,917,679

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard
& Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $2,146,130 which represented 2.6% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

PACER CFRA-STOVALL EQUAL WEIGHT SEASONAL ROTATION ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
COMMON STOCKS - 98.9%
Consumer Staples - 49.4%(a)
Altria Group, Inc.	4,568	$270,197
Archer-Daniels-Midland Co.	5,609	267,830
Brown-Forman Corp. - Class B	7,721	269,000
Bunge Global SA	3,611	284,258
Church & Dwight Co., Inc.	2,422	240,601
Clorox Co.	1,790	254,717
Coca-Cola Co.	3,776	273,949
Colgate-Palmolive Co.	2,908	268,089
Conagra Brands, Inc.	10,192	251,844
Constellation Brands, Inc. - Class A	1,436	269,307
Costco Wholesale Corp.	285	283,432
Dollar General Corp.	3,420	320,420
Dollar Tree, Inc.(b)	4,140	338,528
Estee Lauder Cos., Inc. - Class A	3,974	238,281
General Mills, Inc.	4,399	249,599
Hershey Co.	1,545	258,309
Hormel Foods Corp.	9,037	270,206
J M Smucker Co.	2,378	276,490
Kellanova	3,209	265,609
Kenvue, Inc.	11,446	270,126
Keurig Dr Pepper, Inc.	8,048	278,380
Kimberly-Clark Corp.	1,887	248,669
Kroger Co.	3,922	283,208
Lamb Weston Holdings, Inc.	5,146	271,760
McCormick & Co., Inc.	3,238	248,225
Molson Coors Beverage Co. - Class B	4,447	255,836
Mondelez International, Inc. - Class A	4,064	276,880
Monster Beverage Corp.(b)	4,854	291,822
PepsiCo, Inc.	1,782	241,604
Philip Morris International, Inc.	1,686	288,913
Procter & Gamble Co.	1,568	254,910
Sysco Corp.	3,586	256,040
Target Corp.	2,461	237,979
The Campbell’s Co.	6,845	249,569
The Kraft Heinz Co.	8,715	253,606
Tyson Foods, Inc. - Class A	4,391	268,905
Walgreens Boots Alliance, Inc.	23,577	258,640
Walmart, Inc.	2,994	291,166
		10,176,904
Health Care - 49.5%(a)
Abbott Laboratories	1,346	175,989
AbbVie, Inc.	827	161,348
Agilent Technologies, Inc.	1,463	157,419
Align Technology, Inc.(b)	1,066	184,738
Amgen, Inc.	561	163,206
Baxter International, Inc.	5,096	158,842
Becton Dickinson & Co.	784	162,359
Biogen, Inc.(b)	1,251	151,471
Bio-Techne Corp.	2,911	146,569
Boston Scientific Corp.(b)	1,819	187,121
Bristol-Myers Squibb Co.	2,932	147,186

	Shares	Value
Cardinal Health, Inc.	1,383	$195,404
Cencora, Inc.	690	201,942
Centene Corp.(b)	3,000	179,550
Charles River Laboratories International, Inc.(b)	1,028	121,941
Cigna Group	564	191,783
Cooper Cos., Inc.(b)	2,218	181,144
CVS Health Corp.	2,705	180,451
Danaher Corp.	856	170,626
DaVita, Inc.(b)	1,230	174,106
DexCom, Inc.(b)	2,478	176,880
Edwards Lifesciences Corp.(b)	2,560	193,254
Elevance Health, Inc.	427	179,588
Eli Lilly & Co.	213	191,476
GE HealthCare Technologies, Inc.	2,093	147,201
Gilead Sciences, Inc.	1,538	163,859
HCA Healthcare, Inc.	561	193,590
Henry Schein, Inc.(b)	2,507	162,880
Hologic, Inc.(b)	2,870	167,034
Humana, Inc.	704	184,617
IDEXX Laboratories, Inc.(b)	425	183,876
Incyte Corp.(b)	2,589	162,227
Insulet Corp.(b)	706	178,117
Intuitive Surgical, Inc.(b)	353	182,077
IQVIA Holdings, Inc.(b)	946	146,696
Johnson & Johnson	1,077	168,346
Labcorp Holdings, Inc.	740	178,347
McKesson Corp.	274	195,304
Medtronic PLC	1,916	162,400
Merck & Co., Inc.	1,879	160,091
Mettler-Toledo International, Inc.(b)	144	154,162
Moderna, Inc.(b)	5,009	142,957
Molina Healthcare, Inc.(b)	557	182,145
Pfizer, Inc.	6,821	166,501
Quest Diagnostics, Inc.	1,054	187,844
Regeneron Pharmaceuticals, Inc.	254	152,085
ResMed, Inc.	796	188,326
Revvity, Inc.	1,573	146,965
Solventum Corp.(b)	2,369	156,638
STERIS PLC	781	175,522
Stryker Corp.	482	180,229
Thermo Fisher Scientific, Inc.	342	146,718
UnitedHealth Group, Inc.	365	150,176
Universal Health Services, Inc. - Class B	1,053	186,455
Vertex Pharmaceuticals, Inc.(b)	354	180,363
Viatris, Inc.	18,979	159,803
Waters Corp.(b)	470	163,433
West Pharmaceutical Services, Inc.	782	165,229
Zimmer Biomet Holdings, Inc.	1,686	173,742
Zoetis, Inc.	1,085	169,694
		10,200,042
TOTAL COMMON STOCKS (Cost $20,379,096)		20,376,946

The accompanying notes are an integral part of these financial statements.

2

PACER CFRA-STOVALL EQUAL WEIGHT SEASONAL ROTATION ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Units	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(c)(d)	1,817,130	$1,817,130
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,817,130)		1,817,130
TOTAL INVESTMENTS - 107.7% (Cost $22,196,226)		$22,194,076
Liabilities in Excess of Other Assets - (7.7)%		(1,578,998)
TOTAL NET ASSETS - 100.0%		$20,615,078

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(d)	Due to settlement of open trades there are no positions on loan as of April 30, 2025. The total value of securities on loan is $1,769,177 or 8.6% of net assets.
The accompanying notes are an integral part of these financial statements.

3

PACER DATA & INFRASTRUCTURE REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 67.2%(a)
American Tower Corp.	306,923	$69,183,513
Crown Castle, Inc.	188,526	19,938,510
Digital Realty Trust, Inc.	435,690	69,945,673
Equinix, Inc.	77,276	66,515,317
Iron Mountain, Inc.	224,667	20,145,890
Keppel DC REIT	10,133,034	16,762,927
SBA Communications Corp.	89,192	21,709,333
Uniti Group, Inc.	1,324,870	6,518,360
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $279,375,673)		290,719,523
COMMON STOCKS - 32.7%
Communication Services - 21.4%
Cellnex Telecom SA(b)	555,051	22,487,231
China Tower Corp. Ltd.(b)	12,401,888	17,975,837
Eutelsat Communications SACA(c)(d)	739,705	2,997,668
HKBN Ltd.	4,834,659	3,160,886
Infrastrutture Wireless Italiane SpA(b)	1,865,344	22,349,353
Iridium Communications, Inc.	533,437	12,871,835
SES SA(d)	2,004,603	10,614,346
		92,457,156
Financials - 1.9%
DigitalBridge Group, Inc.(d)	956,748	8,036,683
Information Technology - 9.4%
GDS Holdings Ltd. - ADR(c)(d)	552,074	13,917,786
NEXTDC Ltd.(c)	2,343,600	17,739,663
SUNeVision Holdings Ltd.	3,411,703	2,837,696
Vnet Group, Inc. - ADR(c)(d)	1,009,962	6,352,661
		40,847,806
TOTAL COMMON STOCKS (Cost $152,393,564)		141,341,645
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(e)	24,545,995	24,545,995
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $24,545,995)		24,545,995
TOTAL INVESTMENTS - 105.6% (Cost $456,315,232)		$456,607,163
Liabilities in Excess of Other Assets - (5.6)%		(24,024,030)
TOTAL NET ASSETS - 100.0%		$432,583,133

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
REIT - Real Estate Investment Trust
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $62,812,421 or 14.5% of the Fund’s net assets.

(c)	Non-income producing security.
(d)	All or a portion of this security is on loan as of April 30, 2025. The total market value of these securities was $24,621,790 which represented 5.7% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

4

PACER DATA AND DIGITAL REVOLUTION ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
COMMON STOCKS - 100.0%
Industrials - 7.8%
AAON, Inc.	1,833	$167,298
Atkore, Inc.	769	49,116
Carrier Global Corp.	19,608	1,226,284
Johnson Controls International PLC	14,906	1,250,613
Legrand SA	5,904	646,306
Lennox International, Inc.	804	439,587
Nexans SA	983	107,496
nVent Electric PLC	3,715	203,991
SPX Technologies, Inc.(a)	1,047	140,455
		4,231,146
Information Technology - 92.2%(b)
Advanced Micro Devices, Inc.(a)	24,707	2,405,226
Akamai Technologies, Inc.(a)	3,378	272,199
Ambarella, Inc.(a)	941	45,159
Arista Networks, Inc.(a)	24,285	1,997,927
AvePoint, Inc.(a)	4,225	69,079
Belden, Inc.	903	93,108
BlackBerry Ltd.(a)	13,316	45,116
Broadcom, Inc.	27,402	5,274,063
Calix, Inc.(a)	1,492	61,038
Check Point Software Technologies Ltd.(a)	2,479	544,289
Ciena Corp.(a)(c)	3,213	215,785
Cisco Systems, Inc.	60,736	3,506,289
Commvault Systems, Inc.(a)	992	165,793
Computacenter PLC	2,395	77,096
Confluent, Inc. - Class A(a)	5,806	138,241
Couchbase, Inc.(a)	1,283	22,632
Credo Technology Group Holding Ltd.(a)	3,762	161,954
Crowdstrike Holdings, Inc. - Class A(a)	5,295	2,270,867
CyberArk Software Ltd.(a)	1,111	391,250
Datadog, Inc. - Class A(a)	7,096	724,927
Digi International, Inc.(a)(c)	911	24,779
DigitalOcean Holdings, Inc.(a)(c)	2,079	64,241
Dropbox, Inc. - Class A(a)(c)	5,062	144,520
DXC Technology Co.(a)	4,072	63,197
Dynatrace, Inc.(a)	6,736	316,390
Elastic NV(a)	2,333	201,105
Extreme Networks, Inc.(a)	2,992	39,375
F5, Inc.(a)	1,299	343,897
Fortinet, Inc.(a)(c)	17,352	1,800,444
Hewlett Packard Enterprise Co.(c)	29,558	479,431
Informatica, Inc. - Class A(a)	5,882	110,758
Intel Corp.	98,049	1,970,785
InterDigital, Inc.(c)	583	117,183
Juniper Networks, Inc.	7,447	270,475
Marvell Technology, Inc.	19,530	1,139,966
MaxLinear, Inc.(a)	1,900	18,981
MicroStrategy, Inc.(a)(c)	5,399	2,052,214
MongoDB, Inc.(a)	1,678	288,901
Motorola Solutions, Inc.	3,783	1,665,995

	Shares	Value
NET One Systems Co. Ltd.	1,928	$60,824
NetApp, Inc.	4,580	411,055
NetScout Systems, Inc.(a)	1,613	33,905
Nokia OYJ	126,125	629,263
Nutanix, Inc.(a)	6,027	414,055
NVIDIA Corp.	45,989	5,009,122
Okta, Inc.(a)	3,680	412,749
Oracle Corp.	36,672	5,160,484
Oracle Corp. Japan	2,890	347,574
Palo Alto Networks, Inc.(a)(c)	14,223	2,658,705
Pure Storage, Inc.(a)(c)	7,341	332,988
Qorvo, Inc.(a)	2,100	150,507
Qualys, Inc.(a)	823	103,459
Rapid7, Inc.(a)	1,417	33,470
Sandisk Corp./DE(a)(c)	2,609	83,775
Seagate Technology Holdings PLC	4,762	433,485
Semtech Corp.(a)	1,896	59,250
SentinelOne, Inc. - Class A(a)	6,636	122,766
Snowflake, Inc.(a)(c)	7,472	1,191,709
Super Micro Computer, Inc.(a)(c)	13,179	419,883
TE Connectivity PLC	6,756	988,943
Tenable Holdings, Inc.(a)	2,701	82,572
Teradata Corp.(a)	2,157	46,376
Trend Micro, Inc./Japan	3,170	227,349
Varonis Systems, Inc.(a)	2,531	108,428
Western Digital Corp.(a)(c)	7,830	343,424
Zscaler, Inc.(a)	3,473	785,488
		50,246,283
TOTAL COMMON STOCKS (Cost $51,333,824)		54,477,429
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(d)	9,220,919	9,220,919
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,220,919)		9,220,919
TOTAL INVESTMENTS - 116.9% (Cost $60,554,743)		$63,698,348
Liabilities in Excess of Other Assets - (16.9)%		(9,210,474)
TOTAL NET ASSETS - 100.0%		$54,487,874

The accompanying notes are an integral part of these financial statements.

5

PACER DATA AND DIGITAL REVOLUTION ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of April 30, 2025. The total market value of these securities was $8,948,031 which represented 16.4% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

6

PACER DEVELOPED MARKETS INTERNATIONAL CASH COWS 100 ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
COMMON STOCKS - 98.4%
Australia - 3.4%
BHP Group Ltd.	766,253	$18,744,525
Fortescue Ltd.	1,591,744	16,507,171
		35,251,696
Canada - 5.6%
Canadian Natural Resources Ltd.	618,505	17,748,483
Cenovus Energy, Inc.	1,050,856	12,371,531
Imperial Oil Ltd.(a)	146,455	9,868,138
Suncor Energy, Inc.	519,846	18,345,365
		58,333,517
China - 0.8%
AAC Technologies Holdings, Inc.	378,905	1,814,988
Lenovo Group Ltd.	5,433,858	6,298,724
		8,113,712
Denmark - 2.3%
AP Moller - Maersk AS - Class B	9,763	16,647,034
Genmab AS(b)	17,020	3,590,499
Vestas Wind Systems AS	334,871	4,434,792
		24,672,325
Finland - 2.1%
Fortum Oyj	254,692	4,254,340
Nokia OYJ	3,644,145	18,118,963
		22,373,303
France - 14.0%
Bouygues SA	405,658	17,784,560
Capgemini SE	63,452	10,052,635
Carrefour SA	832,507	12,821,511
Cie de Saint-Gobain SA	173,842	18,807,462
Cie Generale des Etablissements Michelin SCA	366,785	13,367,024
Eiffage SA	109,420	14,843,774
Rexel SA	144,187	3,983,915
Sodexo SA	53,997	3,419,429
Teleperformance SE	56,444	6,167,898
TOTAL SA	348,225	20,181,925
Vinci SA	186,765	25,939,289
		147,369,422
Germany - 9.1%
Bayer AG	822,004	21,445,688
Deutsche Post AG	525,251	22,319,582
Deutsche Telekom AG	617,042	22,088,892
Fresenius SE & Co. KGaA(b)	271,154	12,839,982
HeidelbergCement AG	65,082	12,847,120
Zalando SE(b)(c)	101,656	3,681,695
		95,222,959
Hong Kong - 1.0%
Budweiser Brewing Co. APAC Ltd.(c)	3,460,575	3,667,792
WH Group Ltd.(c)	7,269,864	6,505,345
		10,173,137

	Shares	Value
Italy - 2.4%
Eni SpA	1,405,340	$20,218,887
Moncler SpA	73,742	4,514,424
		24,733,311
Japan - 22.3%
ANA Holdings, Inc.	250,984	4,802,715
Daifuku Co. Ltd.	99,333	2,630,956
Idemitsu Kosan Co. Ltd.	1,207,073	7,467,171
Inpex Corp.	1,131,273	14,313,001
Isuzu Motors Ltd.	268,264	3,614,566
J Front Retailing Co. Ltd.	190,449	2,330,996
Kansai Electric Power Co., Inc.	1,552,692	19,058,431
Kawasaki Kisen Kaisha Ltd.	233,803	3,188,669
KDDI Corp.	1,209,970	21,355,150
Kobe Steel Ltd.	293,407	3,424,928
Kuraray Co. Ltd.	132,780	1,544,828
LY Corp.	4,567,722	17,244,764
Makita Corp.	142,726	4,174,571
Mazda Motor Corp.	787,510	4,705,893
Mitsubishi Corp.	1,168,134	22,156,801
Murata Manufacturing Co. Ltd.	499,966	7,741,815
Nexon Co. Ltd.	159,989	2,512,067
NIPPON EXPRESS HOLDINGS INC	186,137	3,316,436
Nippon Steel Corp.	733,242	15,436,134
Niterra Co. Ltd.	83,102	2,581,753
Nitto Denko Corp.	194,194	3,396,154
Ono Pharmaceutical Co. Ltd.	206,818	2,375,123
Sankyo Co. Ltd.	87,891	1,338,220
Sega Sammy Holdings, Inc.	88,171	1,845,375
Seiko Epson Corp.	151,892	2,112,975
Shionogi & Co. Ltd.	234,013	3,918,220
Skylark Holdings Co. Ltd.	83,388	1,728,939
Sony Group Corp.	949,745	25,048,877
Square Enix Holdings Co. Ltd.	28,564	1,653,947
Subaru Corp.	720,680	13,067,302
Sumitomo Electric Industries Ltd.	296,786	4,751,316
Toyota Tsusho Corp.	449,885	8,888,831
		233,726,924
Luxembourg - 0.8%
Tenaris SA - ADR	269,085	8,957,840
Netherlands - 4.4%
Koninklijke Ahold Delhaize NV	457,573	18,733,574
Shell PLC - ADR	316,570	20,412,434
Stellantis NV(a)	784,423	7,233,473
		46,379,481
Norway - 2.5%
Aker BP ASA	345,020	7,402,240
Equinor ASA - ADR(a)	855,374	19,066,286
		26,468,526
Poland - 0.3%
Allegro.eu SA(b)(c)	368,390	3,212,820

The accompanying notes are an integral part of these financial statements.

7

PACER DEVELOPED MARKETS INTERNATIONAL CASH COWS 100 ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Singapore - 1.0%
Singapore Airlines Ltd.	2,006,810	$10,309,850
South Korea - 5.2%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	47,926	9,170,504
Hyundai Mobis Co. Ltd.	21,730	4,089,184
Kia Corp.	267,772	17,028,905
Krafton, Inc.(b)	12,962	3,387,537
SK Hynix, Inc.	169,207	21,128,556
		54,804,686
Spain - 3.0%
ACS Actividades de Construccion y Servicios SA	151,726	9,470,736
Telefonica SA	4,347,356	22,250,693
		31,721,429
Sweden - 2.6%
Evolution AB(c)	55,221	3,851,844
H & M Hennes & Mauritz AB - Class B(a)	583,447	8,453,960
Telefonaktiebolaget LM Ericsson - Class B	1,759,092	14,810,916
		27,116,720
Switzerland - 1.6%
Glencore PLC	4,147,747	13,509,640
Logitech International SA	44,743	3,363,247
		16,872,887
United Kingdom - 13.9%
Associated British Foods PLC	308,354	8,481,831
B&M European Value Retail SA	550,210	2,466,691
BP PLC - ADR	695,029	19,085,496
British American Tobacco PLC - ADR(a)	525,433	22,882,607
Centrica PLC	3,427,112	7,314,516
Imperial Brands PLC	333,282	13,653,565
International Consolidated Airlines Group SA	2,036,402	7,056,140
J Sainsbury PLC	1,575,177	5,600,741
Kingfisher PLC	1,634,761	6,257,041
Rio Tinto PLC	318,328	18,865,673
Tesco PLC	2,635,515	13,020,222
Vodafone Group PLC - ADR	2,197,071	21,443,413
		146,127,936
United States - 0.1%
Samsonite International SA(c)	610,879	1,098,001
TOTAL COMMON STOCKS (Cost $989,683,395)		1,033,040,482

	Shares	Value
PREFERRED STOCKS - 1.0%
Germany - 1.0%
Henkel AG & Co. KGaA, 0.00%	132,578	$10,273,056
TOTAL PREFERRED STOCKS (Cost $11,613,359)		10,273,056
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(d)	39,814,960	39,814,960
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $39,814,960)		39,814,960
TOTAL INVESTMENTS - 103.2% (Cost $1,041,111,714)		$1,083,128,498
Liabilities in Excess of Other Assets - (3.2)%		(33,095,953)
TOTAL NET ASSETS - 100.0%		$1,050,032,545

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of April 30, 2025. The total market value of these securities was $37,420,295 which represented 3.6% of net assets.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $22,017,497 or 2.1% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

8

PACER EMERGING MARKETS CASH COWS 100 ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
COMMON STOCKS - 96.4%
Brazil - 16.9%
Ambev SA - ADR	704,024	$1,781,181
BRF SA	177,998	711,973
CPFL Energia SA	167,710	1,125,031
Gerdau SA - ADR	174,942	456,599
JBS S/A	250,000	1,931,667
Klabin SA	187,588	612,165
Lojas Renner SA	120,606	308,786
Petroleo Brasileiro SA - ADR	125,219	1,322,313
PRIO SA/Brazil(a)	92,750	550,929
Telefonica Brasil SA	333,856	1,627,174
TIM SA/Brazil	436,049	1,451,409
TOTVS SA	25,058	165,577
Vale SA - ADR(b)	171,769	1,599,169
		13,643,973
Chile - 2.3%
Cencosud SA	304,908	1,043,312
Latam Airlines Group SA	53,290,777	841,383
		1,884,695
China – 23.6%
BAIC Motor Corp. Ltd. - Class H(c)	4,758,386	1,171,865
Baidu, Inc. - ADR(a)(b)	18,310	1,607,984
China Coal Energy Co. Ltd. - Class H	1,277,905	1,319,823
China Hongqiao Group Ltd.	1,055,869	1,900,553
China Literature Ltd.(a)(c)	69,356	241,006
Hisense Home Appliances Group Co. Ltd.	226,975	690,676
JD Health International, Inc.(a)(c)	176,137	842,576
JD Logistics, Inc.(a)(c)	709,035	1,119,009
JD.com, Inc. - ADR(b)	43,973	1,434,399
Kingsoft Corp. Ltd.	75,994	378,226
Li Auto, Inc. - ADR(a)(b)	71,643	1,747,373
Li Ning Co. Ltd.	194,576	368,800
Midea Group Co. Ltd. - Class H(a)	174,138	1,651,433
NetEase, Inc.	87,714	1,888,731
New Oriental Education & Technology Group, Inc.	97,373	480,864
Sinotruk Hong Kong Ltd.	421,309	1,012,584
Yangzijiang Shipbuilding Holdings Ltd.	681,093	1,162,880
		19,018,782
Czech Republic - 2.5%
CEZ AS	40,480	2,050,821
Greece - 1.4%
Hellenic Telecommunications Organization SA	26,233	496,886
OPAP SA	27,083	600,426
		1,097,312

	Shares	Value
Hong Kong - 2.0%
Bosideng International Holdings Ltd.	1,306,744	$677,331
China Medical System Holdings Ltd.	146,560	156,848
Kunlun Energy Co. Ltd.	824,015	786,233
		1,620,412
Indonesia - 4.8%
Alamtri Resources Indonesia Tbk PT	5,965,515	682,800
Astra International Tbk PT	3,247,988	939,177
Indofood Sukses Makmur Tbk PT	1,432,210	690,222
Telekom Indonesia Persero Tbk PT	8,194,878	1,303,282
United Tractors Tbk PT	192,745	263,573
		3,879,054
Malaysia - 3.3%
Petronas Chemicals Group Bhd	249,486	212,193
Press Metal Aluminium Holdings Bhd	304,036	345,255
Telekom Malaysia Bhd	277,126	436,723
Tenaga Nasional Bhd	524,347	1,684,229
		2,678,400
Mexico - 9.2%
America Movil SAB de CV(a)	2,157,226	1,866,762
Arca Continental SAB de CV	88,380	930,783
Coca-Cola Femsa SAB de CV - ADR	8,840	832,109
Gruma SAB de CV - Class B	25,723	490,115
Grupo Aeroportuario del Sureste SAB de CV - ADR	2,135	675,813
Grupo Mexico SAB de CV - Class B	318,797	1,654,256
Industrias Penoles SAB de CV(a)	29,575	592,676
Kimberly-Clark de Mexico SAB de CV - Class A	236,376	415,847
		7,458,361
Russia - 0.0%(d)
Alrosa PJSC(e)	91,900(f)	0(f)
Inter RAO UES PJSC(e)	1,901,988(f)	0(f)
LUKOIL PJSC - ADR(a)(e)	2,652(f)	0(f)
Magnit PJSC(e)	1,958(f)	0(f)
Magnitogorsk Iron & Steel Works PJSC(e)	106,418(f)	0(f)
Magnitogorsk Iron & Steel Works PJSC - GDR(a)(e)	2,458(f)	0(f)
Severstal PAO(e)	9,320(f)	0(f)
Severstal PAO - GDR(a)(e)	2,129(f)	0(f)
Surgutneftegas PAO(e)	477,461(f)	0(f)
TATNEFT PJSC ADS (REPR 6 ORD RUB0.1)(a)(e)	3,600(f)	0(f)
		0(f)
South Africa - 4.1%
Exxaro Resources Ltd.	50,919	416,139
Foschini Group Ltd.	24,032	167,011
Harmony Gold Mining Co. Ltd. - ADR(b)	32,943	524,123
Kumba Iron Ore Ltd.	44,485	773,652
Mr Price Group Ltd.	15,943	203,183

The accompanying notes are an integral part of these financial statements.

9

PACER EMERGING MARKETS CASH COWS 100 ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
South Africa - (Continued)
Sasol Ltd.(a)	56,569	$195,089
Vodacom Group Ltd.	144,285	1,062,285
		3,341,482
Taiwan - 12.5%
Catcher Technology Co. Ltd.	29,571	200,635
Cheng Shin Rubber Industry Co. Ltd.	246,324	380,080
Chicony Electronics Co. Ltd.	36,638	176,414
China Airlines Ltd.	640,280	421,408
Compal Electronics, Inc.	458,693	392,248
Eva Airways Corp.	406,033	488,768
Evergreen Marine Corp. Taiwan Ltd.	127,762	824,902
Foxconn Technology Co. Ltd.	38,740	71,465
MediaTek, Inc.	39,845	1,681,854
Novatek Microelectronics Corp.	27,018	438,431
Pegatron Corp.	401,242	1,013,675
Powertech Technology, Inc.	74,034	251,155
Realtek Semiconductor Corp.	28,678	469,852
Synnex Technology International Corp.	93,695	207,703
Teco Electric and Machinery Co. Ltd.	95,436	146,513
Uni-President Enterprises Corp.	371,952	893,159
Wan Hai Lines Ltd.	154,214	397,794
Yageo Corp.	28,018	402,097
Yang Ming Marine Transport Corp.	573,506	1,219,348
		10,077,501
Thailand - 6.3%
Advanced Info Service PCL	137,267	1,212,207
Global Power Synergy PCL	223,255	208,852
PTT Exploration & Production PCL	427,232	1,272,551
PTT PCL	1,695,572	1,573,499
True Corp. PCL(a)	2,238,728	810,915
		5,078,024
Turkey - 4.8%
AG Anadolu Grubu Holding AS	35,789	253,811
BIM Birlesik Magazalar AS	25,360	297,115
Migros Ticaret AS	25,462	316,499
MLP Saglik Hizmetleri AS(a)(c)	7,411	62,858
Oyak Cimento Fabrikalari AS(a)	328,424	199,982
Turk Hava Yollari AO(a)	185,792	1,371,911
Turkcell Iletisim Hizmetleri AS	185,951	434,267
Turkiye Petrol Rafinerileri AS	283,583	918,639
		3,855,082
United Arab Emirates - 2.7%
Dubai Electricity & Water Authority PJSC	1,926,892	1,405,935
Fertiglobe PLC	582,794	360,176
Pure Health Holding PJSC	543,468	417,250
		2,183,361
TOTAL COMMON STOCKS (Cost $76,880,060)		77,867,260

	Shares	Value
PREFERRED STOCKS - 2.9%
Brazil - 2.9%
Centrais Eletricas Brasileiras SA, 0.00%	100,925	$857,706
Cia Energetica de Minas Gerais, 0.00%	412,068	803,784
Companhia Paranaense de Energia, 0.00%	324,772	658,683
TOTAL PREFERRED STOCKS (Cost $1,954,665)		2,320,173
	Units
Investments Purchased with Proceeds from Securities Lending - 8.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(g)	6,685,444	6,685,444
TOTAL Investments Purchased with Proceeds from Securities Lending (Cost $6,685,444)		6,685,444
TOTAL INVESTMENTS - 107.6% (Cost $85,520,169)		$86,872,877
Liabilities in Excess of Other Assets - (7.6)%		(6,123,869)
TOTAL NET ASSETS - 100.0%		$80,749,008

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
LLC - Limited Liability Company
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2025. The total market value of these securities was $6,451,257 which represented 8.0% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $3,437,314 or 4.3% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2025.

(f)	Rounds to zero.
(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

10

PACER GLOBAL CASH COWS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
COMMON STOCKS - 99.0%
Australia - 4.5%
BHP Group Ltd. - ADR(a)	806,526	$38,350,311
Coles Group Ltd.	572,282	7,778,718
Endeavour Group Ltd.	1,074,749	2,746,835
Fortescue Ltd.	3,342,156	34,659,808
Sonic Healthcare Ltd.	213,481	3,566,313
Woolworths Group Ltd.	507,922	10,271,271
		97,373,256
Canada - 3.6%
Canadian Natural Resources Ltd.	1,172,739	33,645,882
Enbridge, Inc.(a)	964,921	45,052,162
		78,698,044
China - 0.5%
Lenovo Group Ltd.	5,999,777	6,954,716
Shenzhou International Group Holdings Ltd.	687,094	4,766,318
		11,721,034
Denmark - 0.6%
AP Moller - Maersk AS - Class B	7,882	13,439,713
Finland - 0.6%
Kone Oyj - Class B	218,427	13,485,745
France - 11.8%
Cie Generale des Etablissements Michelin SCA	362,257	13,202,007
Engie SA	2,591,287	53,382,749
Kering(a)	71,526	14,450,565
Orange SA	2,371,599	34,349,000
Publicis Groupe SA	97,754	9,884,701
Sanofi SA - ADR	867,394	47,663,300
TotalEnergies SE - ADR(a)	735,083	41,789,469
Vinci SA	306,870	42,620,351
		257,342,142
Germany - 5.3%
BASF SE	831,972	42,063,723
Daimler AG	734,994	43,688,484
Deutsche Post AG	732,281	31,116,944
		116,869,151
Hong Kong - 4.4%
Budweiser Brewing Co. APAC Ltd.(b)	8,471,671	8,978,949
Cathay Pacific Airways Ltd.	4,855,443	5,590,684
Chow Tai Fook Jewellery Group Ltd.	8,252,014	11,044,394
CK Hutchison Holdings Ltd.	2,589,167	14,622,404
CK Infrastructure Holdings Ltd.	1,391,345	9,382,555
CLP Holdings Ltd.	1,395,146	11,926,631
Jardine Matheson Holdings Ltd.	164,930	7,332,788
Orient Overseas International Ltd.	479,428	6,707,145
Power Assets Holdings Ltd.	1,353,768	8,963,328
SITC International Holdings Co. Ltd.	1,843,684	5,099,157
WH Group Ltd.(b)	8,345,591	7,467,946
		97,115,981

	Shares	Value
Italy - 1.8%
Eni SpA	2,685,866	$38,642,052
Japan - 11.0%
Aisin Corp.	321,182	4,069,249
Astellas Pharma, Inc.	960,582	9,590,368
Bridgestone Corp.	310,720	13,019,468
Idemitsu Kosan Co. Ltd.	521,639	3,226,953
Inpex Corp.	569,971	7,211,341
Isuzu Motors Ltd.	394,253	5,312,130
Japan Tobacco, Inc.	971,286	29,937,456
JFE Holdings, Inc.	431,711	5,012,171
KAJIMA Corp.	202,990	4,836,949
Kawasaki Kisen Kaisha Ltd.	378,412	5,160,885
Kirin Holdings Co. Ltd.	325,475	4,914,677
Komatsu Ltd.	464,304	13,317,322
Marubeni Corp.	758,892	13,417,814
Mitsubishi Chemical Group Corp.	687,432	3,322,251
Nippon Steel Corp.	662,115	13,938,776
Oracle Corp. Japan	67,532	8,102,612
SoftBank Corp.	24,045,230	36,308,331
Subaru Corp.	366,929	6,653,122
Sumitomo Corp.	553,408	13,539,105
Takeda Pharmaceutical Co. Ltd.	863,587	26,170,950
Toyota Tsusho Corp.	482,088	9,525,099
Yamaha Motor Co. Ltd.	426,379	3,345,903
		239,932,932
Netherlands - 3.9%
Koninklijke Ahold Delhaize NV	380,627	15,583,315
Shell PLC - ADR	658,213	42,441,574
Stellantis NV(a)	3,043,230	28,062,819
		86,087,708
Norway - 1.9%
Equinor ASA	1,781,803	40,745,423
Singapore - 1.0%
Genting Singapore Ltd.	7,193,782	4,075,797
Jardine Cycle & Carriage Ltd.	247,223	4,908,118
Singapore Airlines Ltd.	2,626,348	13,492,684
		22,476,599
South Korea - 1.6%
HMM Co. Ltd.	369,548	4,747,060
Kia Corp.	296,176	18,835,252
Korean Air Lines Co. Ltd.	150,952	2,224,723
KT&G Corp.	59,530	4,803,441
LG Corp.	80,053	3,750,637
		34,361,113
Spain - 2.3%
Endesa SA	486,239	14,597,140
Naturgy Energy Group SA	558,708	16,608,134
Telefonica SA	3,803,458	19,466,907
		50,672,181

The accompanying notes are an integral part of these financial statements.

11

PACER GLOBAL CASH COWS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Sweden - 0.5%
H & M Hennes & Mauritz AB - Class B(a)	771,909	$11,184,714
Switzerland - 8.0%
Kuehne + Nagel International AG	64,591	14,779,197
Nestle SA	482,006	51,240,330
Novartis AG - ADR	407,620	46,260,794
Roche Holding AG - ADR(a)	1,147,326	46,776,481
Swisscom AG	25,654	17,095,414
		176,152,216
United Kingdom - 11.5%
BP PLC - ADR	1,454,156	39,931,124
British American Tobacco PLC - ADR(a)	1,099,385	47,878,216
GSK PLC - ADR(a)	1,082,388	43,133,162
Imperial Brands PLC	565,050	23,148,405
Reckitt Benckiser Group PLC	337,785	21,778,930
Rio Tinto PLC - ADR	668,017	39,680,210
Tesco PLC	2,713,376	13,404,879
Vodafone Group PLC - ADR	2,257,388	22,032,107
		250,987,033
United States - 24.2%
AbbVie, Inc.	237,027	46,243,968
Altria Group, Inc.	728,468	43,088,882
AT&T, Inc.	1,748,379	48,430,098
Bristol-Myers Squibb Co.	703,371	35,309,224
Chevron Corp.	269,035	36,604,902
EOG Resources, Inc.	267,436	29,506,214
Exxon Mobil Corp.	367,745	38,844,904
Gilead Sciences, Inc.	453,140	48,277,536
Pfizer, Inc.	1,623,224	39,622,898
Philip Morris International, Inc.	319,746	54,791,675
Phillips 66	166,624	17,338,893
Target Corp.(a)	181,735	17,573,775
United Parcel Service, Inc. - Class B	332,487	31,686,011
Verizon Communications, Inc.	985,707	43,430,250
		530,749,230
TOTAL COMMON STOCKS (Cost $2,025,317,538)		2,168,036,267

	Units	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(c)	246,898,987	$246,898,987
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $246,898,987)		246,898,987
TOTAL INVESTMENTS - 110.3% (Cost $2,272,216,525)		$2,414,935,254
Liabilities in Excess of Other Assets - (10.3)%		(225,419,130)
TOTAL NET ASSETS - 100.0%		$2,189,516,124

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of April 30, 2025. The total market value of these securities was $239,182,697 which represented 10.9% of net assets.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $16,446,895 or 0.8% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

12

PACER INDUSTRIAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 96.2%(a)
Big Yellow Group PLC	126,331	$1,693,707
Centuria Industrial REIT	355,290	669,087
CubeSmart	152,742	6,212,017
Dream Industrial Real Estate Investment Trust	182,221	1,401,090
EastGroup Properties, Inc.	34,629	5,659,071
ESR-REIT	402,094	677,289
Extra Space Storage, Inc.	146,405	21,451,261
First Industrial Realty Trust, Inc.	88,728	4,221,678
GLP J-Reit	3,198	2,755,585
Granite Real Estate Investment Trust	41,941	1,923,944
Lexington Realty Trust(b)	197,403	1,557,510
LondonMetric Property PLC	1,309,877	3,356,913
Mapletree Industrial Trust	1,396,047	2,159,111
Mapletree Logistics Trust	2,298,452	1,970,957
National Storage Affiliates Trust(b)	47,537	1,768,376
National Storage REIT	863,511	1,272,179
Prologis, Inc.	189,662	19,383,456
Public Storage	71,222	21,397,225
Rexford Industrial Realty, Inc.	153,896	5,093,958
Safestore Holdings PLC	144,443	1,211,777
Segro PLC	707,230	6,414,797
STAG Industrial, Inc.(b)	125,922	4,159,204
Terreno Realty Corp.(b)	66,400	3,740,312
Tritax Big Box REIT PLC	1,492,017	2,843,414
Urban Logistics REIT PLC	310,553	602,598
Warehouses De Pauw CVA	120,428	3,066,874
WP Carey, Inc.(b)	101,584	6,342,905
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $145,977,651)		133,006,295
COMMON STOCKS - 3.3%
Real Estate - 3.3%
Catena AB	28,814	1,352,832
Sagax AB - Class B	143,990	3,265,491
		4,618,323
TOTAL COMMON STOCKS (Cost $4,265,463)		4,618,323

	Units	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(c)	11,445,441	$11,445,441
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,445,441)		11,445,441
TOTAL INVESTMENTS - 107.8% (Cost $161,688,555)		$149,070,059
Liabilities in Excess of Other Assets - (7.8)%		(10,787,452)
TOTAL NET ASSETS - 100.0%		$138,282,607

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of April 30, 2025. The total market value of these securities was $11,263,261 which represented 8.1% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

13

PACER INDUSTRIALS AND LOGISTICS ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
COMMON STOCKS - 99.6%
Energy - 0.7%
ADNOC Logistics & Services	4,841	$6,392
SFL Corp. Ltd.	90	740
		7,132
Industrials - 86.0%(a)
ABB Ltd.	1,959	102,962
Abu Dhabi Ports Co. PJSC(b)	3,330	3,599
AP Moller - Maersk AS - Class B	4	6,845
ArcBest Corp.	15	878
ATS Corp.(b)	64	1,610
AutoStore Holdings Ltd.(b)(c)	2,243	1,006
AZ-COM MARUWA Holdings, Inc.	94	870
Canadian National Railway Co.	413	39,919
Canadian Pacific Kansas City Ltd.	988	71,620
Cargojet, Inc.	10	618
Cargotec Oyj	36	1,711
CH Robinson Worldwide, Inc.	78	6,959
China Merchants Port Holdings Co. Ltd.	2,747	4,470
CJ Logistics Corp.	15	878
Clarkson PLC	21	921
COSCO SHIPPING Holdings Co. Ltd. - Class H	2,094	3,159
COSCO SHIPPING Ports Ltd.	2,509	1,301
Costamare, Inc.	79	737
CSX Corp.	1,268	35,593
D/S Norden AS	22	599
Daifuku Co. Ltd.	249	6,611
Danaos Corp.	12	973
Deutsche Post AG	789	33,643
Dfds AS(b)	40	556
DSV AS	158	33,451
Expeditors International of Washington, Inc.	92	10,112
FedEx Corp.	158	33,232
Full Truck Alliance Co. Ltd. - ADR	614	6,975
Golden Ocean Group Ltd.	125	965
GXO Logistics, Inc.(b)(d)	78	2,827
Hapag-Lloyd AG(c)	116	18,171
HMM Co. Ltd.	574	7,373
Hoegh Autoliners ASA	130	1,041
Hyundai Glovis Co. Ltd.	49	3,930
International Container Terminal Services, Inc.	1,325	8,070
International Distribution Services PLC	627	3,072
Interroll Holding AG	1	2,190
JB Hunt Trasport Services, Inc.	66	8,618
JD Logistics, Inc.(b)(c)	4,336	6,844
Kalmar Oyj - Class B	37	1,173
Kamigumi Co. Ltd.	73	1,788
Kardex Holding AG	5	1,256
Kawasaki Kisen Kaisha Ltd.	442	6,043
KION Group AG	86	3,639
Kirby Corp.(b)	38	3,662
Knight-Swift Transportation Holdings, Inc.(d)	106	4,152

	Shares	Value
Kuehne + Nagel International AG	79	$18,155
Landstar System, Inc.	23	3,085
Logista Integral SA	87	2,979
Mainfreight Ltd.	66	2,174
Marten Transport Ltd.	50	642
Matson, Inc.	22	2,400
Mitsubishi Logisnext Co. Ltd.	73	1,027
Mitsubishi Logistics Corp.	254	1,749
Mitsui OSK Lines Ltd.	237	7,874
Navios Maritime Partners LP	20	686
Nikkon Holdings Co. Ltd.	86	1,779
NIPPON EXPRESS HOLDINGS INC	171	3,054
Nippon Yusen KK	302	9,845
Nishi-Nippon Railroad Co. Ltd.	54	830
Norfolk Southern Corp.	149	33,383
Old Dominion Freight Line, Inc.	140	21,459
Orient Overseas International Ltd.	432	6,044
Pacific Basin Shipping Ltd.	3,537	794
Pan Ocean Co. Ltd.	365	856
Rumo SA	1,214	4,143
RXO, Inc.(b)(d)	106	1,494
Ryder System, Inc.	28	3,855
Saia, Inc.(b)	17	4,148
Sankyu, Inc.	38	1,665
Santos Brasil Participacoes SA	544	1,299
Schneider National, Inc. - Class B	60	1,289
Seino Holdings Co. Ltd.	123	1,938
Senko Group Holdings Co. Ltd.	110	1,309
SG Holdings Co. Ltd.	419	4,419
SITC International Holdings Co. Ltd.	1,758	4,863
Star Bulk Carriers Corp.(d)	78	1,150
Sumitomo Warehouse Co. Ltd.	54	1,048
Symbotic, Inc.(b)(d)	68	1,467
TFI International, Inc.	55	4,462
Toyota Industries Corp.	214	25,145
Transcoal Pacific Tbk PT	3,416	1,147
Union Pacific Corp.	448	96,616
United Parcel Service, Inc. - Class B	783	74,620
Wallenius Wilhelmsen ASA	277	1,997
Werner Enterprises, Inc.	39	962
XPO Logistics, Inc.(b)	77	8,171
Yamato Holdings Co. Ltd.	236	3,354
Yaskawa Electric Corp.	174	3,680
ZIM Integrated Shipping Services Ltd.(d)	79	1,213
ZTO Express Cayman, Inc.	395	7,452
		878,343
Information Technology - 12.9%
Celestica, Inc.(b)	76	6,486
Cognex Corp.	111	3,030
Flex Ltd.(b)(d)	251	8,619
Sanmina Corp.(b)	35	2,688
SAP SE	384	111,442
		132,265
TOTAL COMMON STOCKS (Cost $988,970)		1,017,740

The accompanying notes are an integral part of these financial statements.

14

PACER INDUSTRIALS AND LOGISTICS ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Units	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(e)	20,303	$20,303
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $20,303)		20,303
TOTAL INVESTMENTS - 101.6% (Cost $1,009,273)		$1,038,043
Liabilities in Excess of Other Assets - (1.6)%		(16,497)
TOTAL NET ASSETS - 100.0%		$1,021,546

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
LLC - Limited Liability Company
LP - Limited Partnership
PJSC - Public Joint Stock Company
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $26,021 or 2.5% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of April 30, 2025. The total market value of these securities was $19,804 which represented 1.9% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

15

PACER LUNT LARGE CAP ALTERNATOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
COMMON STOCKS - 93.3%
Communication Services - 1.9%
T-Mobile US, Inc.	4,761	$1,175,729
Verizon Communications, Inc.	28,353	1,249,233
		2,424,962
Consumer Discretionary - 5.0%
Hilton Worldwide Holdings, Inc.	4,452	1,003,837
McDonald’s Corp.	4,152	1,327,187
O’Reilly Automotive, Inc.(a)	912	1,290,662
TJX Cos., Inc.	10,791	1,388,586
Yum! Brands, Inc.	9,375	1,410,375
		6,420,647
Consumer Staples - 13.4%
Altria Group, Inc.	22,542	1,333,359
Church & Dwight Co., Inc.	12,692	1,260,823
Coca-Cola Co.	24,418	1,771,526
Colgate-Palmolive Co.	16,201	1,493,570
Costco Wholesale Corp.	1,131	1,124,780
General Mills, Inc.	20,326	1,153,297
Keurig Dr Pepper, Inc.	40,800	1,411,272
Kimberly-Clark Corp.	9,720	1,280,902
Mondelez International, Inc. - Class A	20,993	1,430,253
PepsiCo, Inc.	9,181	1,244,760
Procter & Gamble Co.	8,865	1,441,183
Sysco Corp.	17,036	1,216,370
Walmart, Inc.	12,348	1,200,843
		17,362,938
Energy - 1.7%
Chevron Corp.	7,630	1,038,138
Exxon Mobil Corp.	11,040	1,166,155
		2,204,293
Financials - 20.1%
Aon PLC - Class A	3,011	1,068,273
Arthur J Gallagher & Co.	3,997	1,281,798
Assurant, Inc.	5,498	1,059,684
Bank of New York Mellon Corp.	13,878	1,115,930
Berkshire Hathaway, Inc. - Class B(a)	3,275	1,746,394
Blackrock, Inc.	1,234	1,128,197
Brown & Brown, Inc.	12,077	1,335,716
Chubb Ltd.	4,738	1,355,447
CME Group, Inc.	5,521	1,529,759
Fidelity National Information Services, Inc.	15,718	1,239,836
Fiserv, Inc.(a)(b)	5,487	1,012,736
Intercontinental Exchange, Inc.	8,158	1,370,299
Jack Henry & Associates, Inc.	7,628	1,322,924
Loews Corp.	15,795	1,371,480
Marsh & McLennan Cos., Inc.	7,216	1,626,991
Mastercard, Inc. - Class A	2,414	1,323,017
Nasdaq, Inc.	15,324	1,167,842
S&P Global, Inc.	2,611	1,305,630

	Shares	Value
Visa, Inc. - Class A	3,810	$1,316,355
Willis Towers Watson PLC	4,017	1,236,433
		25,914,741
Health Care - 7.7%
Abbott Laboratories	9,130	1,193,747
Becton Dickinson & Co.	5,682	1,176,685
Boston Scientific Corp.(a)	12,432	1,278,880
Cencora, Inc.	5,092	1,490,276
Hologic, Inc.(a)	20,116	1,170,751
Johnson & Johnson	9,002	1,407,103
Medtronic PLC	13,384	1,134,428
Stryker Corp.	3,059	1,143,821
		9,995,691
Industrials - 16.8%
Automatic Data Processing, Inc.	4,792	1,440,475
Broadridge Financial Solutions, Inc.	5,122	1,241,573
Expeditors International of Washington, Inc.	10,438	1,147,241
General Dynamics Corp.	5,044	1,372,573
Honeywell International, Inc.	6,150	1,294,575
Illinois Tool Works, Inc.	5,622	1,348,774
L3Harris Technologies, Inc.	5,800	1,276,116
Lockheed Martin Corp.	2,636	1,259,349
Northrop Grumman Corp.	2,706	1,316,469
Otis Worldwide Corp.	12,824	1,234,567
Paychex, Inc.	8,234	1,211,386
Republic Services, Inc.	6,777	1,699,333
RTX Corp.	9,880	1,246,164
Union Pacific Corp.	4,620	996,349
Veralto Corp.	12,012	1,151,951
Verisk Analytics, Inc.	3,979	1,179,495
Waste Management, Inc.	5,212	1,216,272
		21,632,662
Information Technology - 4.6%
Cisco Systems, Inc.	19,537	1,127,871
Cognizant Technology Solutions Corp. - Class A	12,920	950,525
Motorola Solutions, Inc.	2,788	1,227,807
Roper Technologies, Inc.	2,152	1,205,292
VeriSign, Inc.(a)	5,242	1,478,873
		5,990,368
Materials - 4.5%
Avery Dennison Corp.	6,678	1,142,673
Ecolab, Inc.	4,486	1,127,915
Linde PLC	3,337	1,512,428
LyondellBasell Industries NV - Class A	15,536	904,351
PPG Industries, Inc.	10,291	1,120,278
		5,807,645
Utilities - 17.6%
Alliant Energy Corp.	20,722	1,264,871
Ameren Corp.	13,183	1,308,281

The accompanying notes are an integral part of these financial statements.

16

PACER LUNT LARGE CAP ALTERNATOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Utilities - (Continued)
American Electric Power Co., Inc.	11,867	$1,285,671
Atmos Energy Corp.(b)	10,045	1,613,528
CMS Energy Corp.	19,995	1,472,632
Consolidated Edison, Inc.	13,819	1,558,092
DTE Energy Co.	9,927	1,359,999
Duke Energy Corp.	11,833	1,443,863
Evergy, Inc.	22,007	1,520,684
Exelon Corp.	28,793	1,350,392
FirstEnergy Corp.	35,997	1,543,551
NiSource, Inc.(b)	35,947	1,405,887
Pinnacle West Capital Corp.	14,197	1,351,270
PPL Corp.	40,229	1,468,359
Southern Co.	14,725	1,353,080
WEC Energy Group, Inc.(b)	12,914	1,414,341
		22,714,501
TOTAL COMMON STOCKS (Cost $123,854,569)		120,468,448
REAL ESTATE INVESTMENT TRUSTS - COMMON - 6.6%
AvalonBay Communities, Inc.	5,663	1,189,117
Federal Realty Investment Trust	11,220	1,054,905
Realty Income Corp.(b)	23,894	1,382,507
Regency Centers Corp.	17,468	1,260,840
UDR, Inc.	27,622	1,156,809
VICI Properties, Inc.	39,455	1,263,349
Welltower, Inc.	8,188	1,249,407
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $9,048,832)		8,556,934
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(c)	5,906,003	5,906,003
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,906,003)		5,906,003
TOTAL INVESTMENTS - 104.5% (Cost $138,809,404)		$134,931,385
Liabilities in Excess of Other Assets - (4.5)%		(5,763,835)
TOTAL NET ASSETS - 100.0%		$129,167,550

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $5,774,145 which represented 4.5% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

17

PACER LUNT LARGE CAP MULTI-FACTOR ALTERNATOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
COMMON STOCKS - 96.2%
Communication Services - 6.5%
AT&T, Inc.	185,897	$5,149,347
Charter Communications, Inc. - Class A(a)(b)	2,617	1,025,498
Comcast Corp. - Class A	125,870	4,304,754
Fox Corp. - Class A	6,782	337,676
Paramount Global - Class B	19,602	230,127
T-Mobile US, Inc.	5,408	1,335,506
Verizon Communications, Inc.	138,866	6,118,436
Warner Bros Discovery, Inc.(a)	49,784	431,627
		18,932,971
Consumer Discretionary - 6.2%
Aptiv PLC(a)	10,724	611,911
Best Buy Co., Inc.	6,478	432,018
CarMax, Inc.(a)	4,781	309,187
DR Horton, Inc.	9,172	1,158,791
Ford Motor Co.	235,847	2,360,829
General Motors Co.	74,396	3,365,675
Hilton Worldwide Holdings, Inc.	5,056	1,140,027
Lennar Corp. - Class A	8,432	915,800
LKQ Corp.	9,249	353,404
McDonald’s Corp.	4,713	1,506,510
MGM Resorts International(a)	7,001	220,252
Mohawk Industries, Inc.(a)	2,118	225,249
O’Reilly Automotive, Inc.(a)	1,032	1,460,486
PulteGroup, Inc.	6,776	695,082
TJX Cos., Inc.	12,238	1,574,786
Yum! Brands, Inc.	10,664	1,604,292
		17,934,299
Consumer Staples - 9.8%
Altria Group, Inc.	25,551	1,511,342
Archer-Daniels-Midland Co.	25,172	1,201,963
Bunge Global SA	8,170	643,142
Church & Dwight Co., Inc.	14,424	1,432,880
Coca-Cola Co.	27,742	2,012,682
Colgate-Palmolive Co.	18,402	1,696,480
Conagra Brands, Inc.	12,346	305,070
Costco Wholesale Corp.	1,290	1,282,905
Dollar General Corp.	8,924	836,089
General Mills, Inc.	23,050	1,307,857
J M Smucker Co.	3,019	351,019
Keurig Dr Pepper, Inc.	46,396	1,604,838
Kimberly-Clark Corp.	11,036	1,454,324
Kroger Co.	26,036	1,880,059
Molson Coors Beverage Co. - Class B(b)	6,830	392,930
Mondelez International, Inc.	23,878	1,626,808
PepsiCo, Inc.	10,446	1,416,269
Procter & Gamble Co.	10,054	1,634,479
Sysco Corp.	19,320	1,379,448
Target Corp.	14,032	1,356,894
The Kraft Heinz Co.	27,246	792,859
Tyson Foods, Inc. - Class A	12,182	746,026

	Shares	Value
Walgreens Boots Alliance, Inc.	22,330	$244,960
Walmart, Inc.	14,032	1,364,612
		28,475,935
Energy - 8.4%
APA Corp.(b)	14,990	232,945
Chevron Corp.	51,788	7,046,275
Devon Energy Corp.	23,446	712,993
Diamondback Energy, Inc.	6,528	861,761
Exxon Mobil Corp.	79,430	8,390,191
Halliburton Co.	27,424	543,544
Marathon Petroleum Corp.	14,672	2,016,079
Occidental Petroleum Corp.	19,612	772,909
Phillips 66	18,610	1,936,557
Valero Energy Corp.	16,160	1,876,014
		24,389,268
Financials - 27.2%(c)
Allstate Corp.	7,986	1,584,343
Aon PLC - Class A	3,428	1,216,220
Arch Capital Group Ltd.	13,164	1,193,712
Arthur J Gallagher & Co.	4,539	1,455,612
Assurant, Inc.	7,688	1,481,785
Bank of America Corp.	162,497	6,480,380
Bank of New York Mellon Corp.	33,098	2,661,410
Berkshire Hathaway, Inc. - Class B(a)	19,940	10,633,005
Blackrock, Inc.	1,411	1,290,021
Brown & Brown, Inc.	13,738	1,519,423
Capital One Financial Corp.	10,620	1,914,361
Chubb Ltd.	16,552	4,735,196
Cincinnati Financial Corp.	5,412	753,405
Citigroup, Inc.	58,792	4,020,197
Citizens Financial Group, Inc.	14,112	520,592
CME Group, Inc.	6,270	1,737,292
Everest Group Ltd.	2,074	744,213
Fidelity National Information Services, Inc.	17,822	1,405,799
Fifth Third Bancorp	16,200	582,228
Fiserv, Inc.(a)	6,218	1,147,656
Franklin Resources, Inc.(b)	9,772	183,323
Globe Life, Inc.	3,006	370,760
Hartford Financial Services Group, Inc.	8,938	1,096,424
Huntington Bancshares, Inc.	36,764	534,181
Intercontinental Exchange, Inc.	9,256	1,554,730
Jack Henry & Associates, Inc.	8,656	1,501,210
Loews Corp.	25,292	2,196,104
M&T Bank Corp.	4,645	788,535
Marsh & McLennan Cos., Inc.	8,224	1,854,265
Mastercard, Inc. - Class A	2,738	1,500,588
MetLife, Inc.	18,100	1,364,197
Nasdaq, Inc.	17,419	1,327,502
Prudential Financial, Inc.	15,580	1,600,222
Regions Financial Corp.	25,148	513,271
S&P Global, Inc.	2,972	1,486,149
State Street Corp.	8,615	758,981

The accompanying notes are an integral part of these financial statements.

18

PACER LUNT LARGE CAP MULTI-FACTOR ALTERNATOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Synchrony Financial	12,325	$640,284
Travelers Cos., Inc.	6,632	1,751,710
US Bancorp	39,036	1,574,712
Visa, Inc. - Class A	4,326	1,494,633
Wells Fargo & Co.	89,573	6,360,579
Willis Towers Watson PLC	4,561	1,403,876
		78,933,086
Health Care - 11.8%
Abbott Laboratories	10,382	1,357,446
Becton Dickinson & Co.	6,434	1,332,417
Biogen, Inc.(a)	4,153	502,845
Boston Scientific Corp.(a)	14,126	1,453,142
Cardinal Health, Inc.	7,440	1,051,198
Cencora, Inc.	11,394	3,334,682
Centene Corp.(a)	31,834	1,905,265
Cigna Group	10,818	3,678,553
CVS Health Corp.	78,864	5,261,017
Elevance Health, Inc.	8,680	3,650,634
Hologic, Inc.(a)	22,856	1,330,219
Humana, Inc.	5,040	1,321,690
Johnson & Johnson	10,228	1,598,739
McKesson Corp.	3,872	2,759,923
Medtronic PLC	15,218	1,289,878
Molina Healthcare, Inc.(a)	2,014	658,598
Stryker Corp.	3,472	1,298,250
Universal Health Services, Inc. - Class B	1,970	348,828
		34,133,324
Industrials - 9.7%
Automatic Data Processing, Inc.	5,452	1,638,871
Broadridge Financial Solutions, Inc.	5,814	1,409,314
Delta Air Lines, Inc.	23,955	997,247
Expeditors International of Washington, Inc.	11,860	1,303,533
FedEx Corp.	6,136	1,290,585
General Dynamics Corp.	5,744	1,563,057
Honeywell International, Inc.	6,984	1,470,132
Huntington Ingalls Industries, Inc.	1,538	354,263
Illinois Tool Works, Inc.	6,384	1,531,585
L3Harris Technologies, Inc.	6,574	1,446,411
Lockheed Martin Corp.	2,996	1,431,339
Northrop Grumman Corp.	3,076	1,496,474
Otis Worldwide Corp.	14,539	1,399,670
Paychex, Inc.	9,340	1,374,101
Republic Services, Inc.	7,711	1,933,533
RTX Corp.	11,231	1,416,566
Union Pacific Corp.	5,248	1,131,784
United Airlines Holdings, Inc.(a)	11,549	794,802
Veralto Corp.	13,655	1,309,514
Verisk Analytics, Inc.	4,514	1,338,085

	Shares	Value
Waste Management, Inc.	5,938	$1,385,692
		28,016,558
Information Technology - 3.0%
Cisco Systems, Inc.	22,153	1,278,893
Cognizant Technology Solutions Corp.	14,692	1,080,890
Hewlett Packard Enterprise Co.	44,194	716,827
HP, Inc.	24,952	638,023
Jabil, Inc.	3,472	508,856
Motorola Solutions, Inc.	3,157	1,390,311
Roper Technologies, Inc.	2,446	1,369,956
VeriSign, Inc.(a)	5,971	1,684,538
		8,668,294
Materials - 3.6%
Avery Dennison Corp.	7,594	1,299,409
Ball Corp.	10,168	528,126
Dow, Inc.	21,076	644,715
Eastman Chemical Co.	3,294	253,638
Ecolab, Inc.	5,094	1,280,784
Linde PLC	3,800	1,722,274
LyondellBasell Industries NV - Class A	27,682	1,611,369
Mosaic Co.	11,850	360,240
Nucor Corp.	7,604	907,690
PPG Industries, Inc.	11,666	1,269,961
Steel Dynamics, Inc.	4,152	538,556
		10,416,762
Utilities - 10.0%
AES Corp.	24,909	249,090
Alliant Energy Corp.	23,496	1,434,196
Ameren Corp.	14,946	1,483,241
American Electric Power Co., Inc.	13,502	1,462,807
Atmos Energy Corp.(b)	11,427	1,835,519
CMS Energy Corp.	22,709	1,672,518
Consolidated Edison, Inc.	24,602	2,773,875
DTE Energy Co.	11,260	1,542,620
Duke Energy Corp.	13,442	1,640,193
Evergy, Inc.	31,000	2,142,100
Exelon Corp.	62,214	2,917,837
FirstEnergy Corp.(b)	40,938	1,755,421
NiSource, Inc.(b)	40,877	1,598,699
Pinnacle West Capital Corp.	19,106	1,818,509
PPL Corp.	45,693	1,667,795
Southern Co.	16,696	1,534,195
WEC Energy Group, Inc.	14,642	1,603,592
		29,132,207
TOTAL COMMON STOCKS (Cost $287,085,133)		279,032,704
REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.7%
AvalonBay Communities, Inc.	6,414	1,346,812
Federal Realty Investment Trust	12,718	1,195,747
Realty Income Corp.(b)	27,092	1,567,543
Regency Centers Corp.	19,806	1,429,597

The accompanying notes are an integral part of these financial statements.

19

PACER LUNT LARGE CAP MULTI-FACTOR ALTERNATOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - (Continued)
UDR, Inc.	31,391	$1,314,655
VICI Properties, Inc.	76,350	2,444,727
Welltower, Inc.	9,270	1,414,509
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $10,865,407)		10,713,590
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(d)	7,082,995	7,082,995
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,082,995)		7,082,995
TOTAL INVESTMENTS - 102.3% (Cost $305,033,535)		$296,829,289
Liabilities in Excess of Other Assets - (2.3)%		(6,716,592)
TOTAL NET ASSETS - 100.0%		$290,112,697

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2025. The total market value of these securities was $6,932,796 which represented 2.4% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

20

PACER LUNT MIDCAP MULTI-FACTOR ALTERNATOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
COMMON STOCKS - 85.9%
Communication Services - 1.1%
New York Times Co. - Class A	7,602	$395,760
Nexstar Media Group, Inc.(a)	1,860	278,368
		674,128
Consumer Discretionary - 11.9%
Aramark	9,122	304,949
AutoNation, Inc.(b)	2,516	438,161
Choice Hotels International, Inc.(a)	2,251	283,874
Churchill Downs, Inc.	2,885	260,833
Gap, Inc.(a)	12,922	282,992
Gentex Corp.	15,624	340,291
Goodyear Tire & Rubber Co.(a)(b)	24,518	266,756
Graham Holdings Co. - Class B	246	226,332
Harley-Davidson, Inc.(a)	10,572	237,024
KB Home	5,508	297,597
Lear Corp.(a)	6,680	572,810
Lithia Motors, Inc.	2,604	762,347
Macy’s, Inc.(a)	29,488	336,753
Marriott Vacations Worldwide Corp.	1,845	101,124
Nordstrom, Inc.(a)	8,694	209,873
Penske Automotive Group, Inc.	3,590	558,855
Polaris, Inc.(a)	3,158	107,246
PVH Corp.(a)	4,906	338,416
Service Corp. International	5,120	409,088
Taylor Morrison Home Corp.(b)	8,428	483,346
Thor Industries, Inc.(a)	3,580	259,264
Visteon Corp.(b)	2,170	171,842
Whirlpool Corp.(a)	4,332	330,445
		7,580,218
Consumer Staples - 4.8%
Flowers Foods, Inc.	23,620	415,476
Ingredion, Inc.	2,754	365,786
Performance Food Group Co.(b)	16,366	1,320,082
Pilgrim’s Pride Corp.(a)	2,406	131,319
Post Holdings, Inc.(b)	4,087	462,526
US Foods Holding Corp.(b)	5,140	337,492
		3,032,681
Energy - 7.5%
Antero Midstream Corp.	23,626	391,010
Chord Energy Corp.	6,192	558,704
Civitas Resources, Inc.	9,676	263,671
CNX Resources Corp.(a)(b)	8,468	249,213
HF Sinclair Corp.(a)	19,494	586,185
Matador Resources Co.	8,328	329,289
Murphy Oil Corp.(a)	12,170	249,850
NOV, Inc.(a)	41,230	478,680
Ovintiv, Inc.	24,329	816,968
PBF Energy, Inc. - Class A	8,268	142,044
Permian Resources Corp.	46,788	552,099
Valaris Ltd.(b)	4,924	159,095
		4,776,808

	Shares	Value
Financials - 27.3%(c)
Affiliated Managers Group, Inc.	3,580	$592,955
Ally Financial, Inc.(a)	18,863	616,065
American Financial Group, Inc.	3,288	416,458
Associated Banc-Corp.(a)	8,690	191,701
Bank OZK(a)	8,440	359,544
Cadence Bank(a)	11,164	326,659
CNO Financial Group, Inc.	6,449	244,675
Columbia Banking System, Inc.(a)	12,452	279,174
Commerce Bancshares, Inc.	5,440	330,426
Essent Group Ltd.	14,348	816,832
Euronet Worldwide, Inc.(b)	3,608	357,553
Federated Hermes, Inc.	11,180	454,020
First American Financial Corp.	5,450	331,414
First Horizon Corp.	28,700	518,896
FNB Corp./PA	23,324	305,311
FNF Group	6,182	395,957
Hancock Whitney Corp.	5,046	262,846
Hanover Insurance Group, Inc.	2,490	413,589
Janus Henderson Group PLC	8,240	273,650
MGIC Investment Corp.	32,208	802,301
Morningstar, Inc.(a)	1,194	339,956
Old National Bancorp/IN(a)	18,126	373,214
Old Republic International Corp.(a)	28,560	1,073,856
Primerica, Inc.	1,392	364,801
Prosperity Bancshares, Inc.	5,282	358,648
Reinsurance Group of America, Inc.	6,370	1,193,165
RenaissanceRe Holdings Ltd.	4,360	1,054,815
RLI Corp.	5,364	396,990
SEI Investments Co.	5,234	409,770
United Bankshares, Inc./WV	7,510	257,518
Unum Group	19,494	1,513,904
Valley National Bancorp	32,466	279,208
Voya Financial, Inc.	6,670	394,864
Webster Financial Corp.	10,080	476,784
Western Union Co.(a)	57,554	570,360
		17,347,879
Health Care - 4.3%
Acadia Healthcare Co., Inc.(b)	6,220	145,548
Chemed Corp.	650	377,981
Encompass Health Corp.	4,050	473,810
Ensign Group, Inc.	2,998	386,712
Roivant Sciences Ltd.(a)(b)	27,918	324,407
Tenet Healthcare Corp.(b)	6,954	994,074
		2,702,532
Industrials - 8.6%
AECOM	3,580	353,167
American Airlines Group, Inc.(a)(b)	35,847	356,678
Avis Budget Group, Inc.(b)	1,377	127,551
CNH Industrial NV - Class A(a)	64,979	751,807
Concentrix Corp.(a)	5,499	280,779
Donaldson Co., Inc.	6,042	397,141
Graco, Inc.	4,990	407,234

The accompanying notes are an integral part of these financial statements.

21

PACER LUNT MIDCAP MULTI-FACTOR ALTERNATOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Landstar System, Inc.	2,264	$303,716
ManpowerGroup, Inc.	4,510	194,246
Maximus, Inc.	5,488	367,476
MSA Safety, Inc.	2,500	393,550
Oshkosh Corp.	4,952	414,779
Ryder System, Inc.	2,647	364,412
Terex Corp.(a)	5,638	198,458
WESCO International, Inc.	3,176	517,561
		5,428,555
Information Technology - 3.3%
Arrow Electronics, Inc.(b)	6,144	684,196
Avnet, Inc.(a)	10,842	509,465
TD SYNNEX Corp.(a)	8,136	901,469
		2,095,130
Materials - 5.8%
AptarGroup, Inc.	3,478	521,526
Cleveland-Cliffs, Inc.(a)(b)	36,376	299,738
Commercial Metals Co.(a)	6,832	304,297
Greif, Inc. - Class A	1,886	98,977
NewMarket Corp.	650	399,945
RPM International, Inc.	3,194	340,960
Silgan Holdings, Inc.	7,422	383,347
Sonoco Products Co.	9,094	372,854
United States Steel Corp.	21,804	953,053
		3,674,697
Real Estate - 0.9%
Jones Lang LaSalle, Inc.(b)	2,584	587,627
Utilities - 10.4%
ALLETE, Inc.	9,856	645,469
Black Hills Corp.	6,850	417,165
Essential Utilities, Inc.	10,560	434,333
IDACORP, Inc.	4,162	491,491
National Fuel Gas Co.	5,506	422,751
New Jersey Resources Corp.	9,396	459,840
Northwestern Energy Group, Inc.	11,378	662,541
OGE Energy Corp.(a)	10,600	481,028
ONE Gas, Inc.	5,328	418,301
Portland General Electric Co.	10,666	449,252
Southwest Gas Holdings, Inc.	4,406	318,157
Spire, Inc.	5,356	409,948
TXNM Energy, Inc.	8,519	453,211
UGI Corp.	17,174	563,136
		6,626,623
TOTAL COMMON STOCKS (Cost $57,575,571)		54,526,878

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 13.9%
Agree Realty Corp.(a)	6,334	$491,582
American Homes 4 Rent - Class A	13,152	491,753
Annaly Capital Management, Inc.	20,359	399,037
Brixmor Property Group, Inc.	14,902	371,209
Corporate Office Properties Trust(a)	14,784	386,010
CubeSmart	8,436	343,092
EastGroup Properties, Inc.	2,246	367,041
EPR Properties	9,404	465,404
Equity LifeStyle Properties, Inc.	6,418	415,758
First Industrial Realty Trust, Inc.	7,122	338,865
Gaming and Leisure Properties, Inc.(a)	9,104	435,717
Independence Realty Trust, Inc.	17,342	336,955
Kilroy Realty Corp.(a)	6,164	194,228
Kite Realty Group Trust	17,094	370,085
Lamar Advertising Co. - Class A(a)	3,232	367,834
NNN REIT, Inc.(a)	10,974	451,141
Omega Healthcare Investors, Inc.(a)	11,276	440,328
Park Hotels & Resorts, Inc.	18,304	181,942
Rayonier, Inc.	15,144	370,422
Sabra Health Care REIT, Inc.	22,040	393,414
STAG Industrial, Inc.	11,630	384,139
Starwood Property Trust, Inc.(a)	21,028	403,527
WP Carey, Inc.(a)	6,728	420,096
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $9,136,179)		8,819,579
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 25.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(d)	16,117,748	16,117,748
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,117,748)		16,117,748
TOTAL INVESTMENTS - 125.2% (Cost $82,829,498)		$79,464,205
Liabilities in Excess of Other Assets - (25.2)%		(16,007,342)
TOTAL NET ASSETS - 100.0%		$63,456,863

The accompanying notes are an integral part of these financial statements.

22

PACER LUNT MIDCAP MULTI-FACTOR ALTERNATOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	All or a portion of this security is on loan as of April 30, 2025. The total market value of these securities was $15,560,720 which represented 24.5% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

23

PACER MSCI WORLD INDUSTRY ADVANTAGE ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
COMMON STOCKS - 96.2%
Communication Services - 13.7%
Alphabet, Inc. - Class A	153	$24,295
Alphabet, Inc. - Class C	130	20,915
Charter Communications, Inc. - Class A(a)	3	1,176
Comcast Corp. - Class A	100	3,420
Electronic Arts, Inc.	7	1,016
Fox Corp. - Class A(b)	6	299
Fox Corp. - Class B	4	185
Interpublic Group of Cos., Inc.	10	251
KDDI Corp.	80	1,411
Liberty Media Corp.-Liberty Formula One - Class C(a)	6	532
Live Nation Entertainment, Inc.(a)	4	530
Meta Platforms, Inc. - Class A(b)	57	31,292
Netflix, Inc.(a)	11	12,449
News Corp. - Class A	10	271
Nippon Telegraph & Telephone Corp.	782	817
Omnicom Group, Inc.(b)	5	381
Pinterest, Inc. - Class A(a)	16	405
Reddit, Inc. - Class A(a)	2	233
ROBLOX Corp. - Class A(a)	13	872
Roku, Inc.(a)	3	205
Snap, Inc. - Class A(a)	28	223
SoftBank Corp.	749	1,131
SoftBank Group Corp.	25	1,253
Take-Two Interactive Software, Inc.(a)	5	1,167
Trade Desk, Inc. - Class A(a)	12	644
Walt Disney Co.	47	4,275
Warner Bros Discovery, Inc.(a)	61	529
		110,177
Consumer Discretionary - 13.5%
Airbnb, Inc. - Class A(a)	11	1,341
Aisin Corp.	14	177
Amazon.com, Inc.(a)	197	36,332
Best Buy Co., Inc.	5	333
Booking Holdings, Inc.	1	5,099
Bridgestone Corp.	15	629
Burlington Stores, Inc.(a)(b)	2	450
CarMax, Inc.(a)	4	259
Carnival Corp.(a)	27	495
Carvana Co.(a)(b)	3	733
Chipotle Mexican Grill, Inc.(a)(b)	36	1,819
Darden Restaurants, Inc.(b)	3	602
Denso Corp.	49	633
Dick’s Sporting Goods, Inc.(b)	2	375
Domino’s Pizza, Inc.	1	490
DoorDash, Inc. - Class A(a)	9	1,736
DraftKings, Inc. - Class A(a)	11	366
eBay, Inc.	13	886
Expedia Group, Inc.	3	471
Flutter Entertainment PLC(a)	5	1,205
Genuine Parts Co.	4	470

	Shares	Value
Hermes International SCA	1	$2,709
Hilton Worldwide Holdings, Inc.(b)	6	1,353
Home Depot, Inc.	26	9,373
Honda Motor Co. Ltd.	117	1,189
Hyatt Hotels Corp. - Class A	1	113
Isuzu Motors Ltd.	15	202
Kering(b)	2	404
Las Vegas Sands Corp.	9	330
LKQ Corp.	7	267
Lowe’s Cos., Inc.	15	3,353
LVMH Moet Hennessy Louis Vuitton SE	7	3,869
Marriott International, Inc. - Class A	6	1,431
McDonald’s Corp.	19	6,073
MercadoLibre, Inc.(a)	1	2,331
MGM Resorts International(a)	6	189
Nissan Motor Co. Ltd.(a)	58	139
O’Reilly Automotive, Inc.(a)	2	2,830
Pool Corp.	1	293
Ross Stores, Inc.	9	1,251
Royal Caribbean Cruises Ltd.	7	1,505
Starbucks Corp.	30	2,402
Subaru Corp.	15	272
Sumitomo Electric Industries Ltd.	19	304
Suzuki Motor Corp.	41	490
TJX Cos., Inc.	29	3,732
Toyota Motor Corp.	248	4,733
Tractor Supply Co.	14	709
Ulta Beauty, Inc.(a)	1	396
Williams-Sonoma, Inc.	3	463
Wynn Resorts Ltd.	2	161
Yamaha Motor Co. Ltd.	24	188
Yum! Brands, Inc.	7	1,053
		109,008
Consumer Staples - 5.1%
Albertsons Cos., Inc. - Class A	10	220
Costco Wholesale Corp.	12	11,935
Dollar General Corp.	6	562
Dollar Tree, Inc.(a)	5	409
Kroger Co.	18	1,300
Nestle SA	69	7,335
Reckitt Benckiser Group PLC	18	1,161
Sysco Corp.	13	928
Target Corp.	12	1,160
Unilever PLC	65	4,122
Walgreens Boots Alliance, Inc.	19	208
Walmart, Inc.(b)	116	11,281
		40,621
Energy - 1.2%
ARC Resources Ltd.	15	278
Cameco Corp.	11	497
Canadian Natural Resources Ltd.	55	1,578
Cenovus Energy, Inc.	36	424
Enbridge, Inc.	57	2,665

The accompanying notes are an integral part of these financial statements.

24

PACER MSCI WORLD INDUSTRY ADVANTAGE ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - (Continued)
Imperial Oil Ltd.	5	$337
Keyera Corp.	6	186
Pembina Pipeline Corp.	15	573
Suncor Energy, Inc.	33	1,166
TC Energy Corp.	27	1,364
Tourmaline Oil Corp.	9	398
		9,466
Financials - 15.8%
Allianz SE	10	4,125
Ally Financial, Inc.	7	229
American Express Co.	15	3,996
Ameriprise Financial, Inc.	3	1,413
Apollo Global Management, Inc.	10	1,365
Ares Management Corp. - Class A	5	763
Bank of Montreal	19	1,820
Bank of New York Mellon Corp.	19	1,528
Bank of Nova Scotia	33	1,651
Berkshire Hathaway, Inc. - Class B(a)	35	18,663
Blackrock, Inc.	4	3,657
Blackstone, Inc.	19	2,502
Block, Inc.(a)	15	877
Canadian Imperial Bank of Commerce	25	1,577
Capital One Financial Corp.(b)	10	1,803
Carlyle Group, Inc.	6	232
Cboe Global Markets, Inc.	3	665
Charles Schwab Corp.	45	3,663
CME Group, Inc.	9	2,494
Coinbase Global, Inc. - Class A(a)	5	1,014
Corebridge Financial, Inc.	7	207
Corpay, Inc.(a)(b)	2	651
Discover Financial Services	7	1,279
Equitable Holdings, Inc.	8	396
FactSet Research Systems, Inc.	1	432
Fidelity National Information Services, Inc.	14	1,104
Fiserv, Inc.(a)	15	2,769
Franklin Resources, Inc.	8	150
Global Payments, Inc.	7	534
Goldman Sachs Group, Inc.	8	4,380
Hannover Rueck SE	2	640
Interactive Brokers Group, Inc. - Class A	3	516
Intercontinental Exchange, Inc.	15	2,520
Jack Henry & Associates, Inc.(b)	2	347
KKR & Co., Inc.	16	1,828
LPL Financial Holdings, Inc.	2	640
Mastercard, Inc. - Class A	22	12,057
Moody’s Corp.	4	1,812
Morgan Stanley	32	3,693
MSCI, Inc.	2	1,090
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	3	2,045
Nasdaq, Inc.	11	838

	Shares	Value
National Bank of Canada	10	$878
Northern Trust Corp.	5	470
PayPal Holdings, Inc.(a)	25	1,646
Raymond James Financial, Inc.	5	685
Robinhood Markets, Inc. - Class A(a)	16	786
Royal Bank of Canada	37	4,441
S&P Global, Inc.	8	4,000
SEI Investments Co.	3	235
State Street Corp.	8	705
Synchrony Financial	10	520
T Rowe Price Group, Inc.	6	531
Talanx AG	2	229
Toast, Inc. - Class A(a)(b)	10	356
Toronto-Dominion Bank	46	2,939
Tradeweb Markets, Inc. - Class A	3	415
Visa, Inc. - Class A(b)	45	15,548
		128,349
Health Care - 8.9%
Abbott Laboratories	45	5,885
Align Technology, Inc.(a)	2	347
Baxter International, Inc.(b)	13	405
Becton Dickinson & Co.	8	1,657
Boston Scientific Corp.(a)	39	4,012
Cardinal Health, Inc.	6	848
Cencora, Inc.	5	1,463
Centene Corp.(a)	13	778
Cigna Group	7	2,380
Cooper Cos., Inc.(a)	5	408
CVS Health Corp.	33	2,201
DaVita, Inc.(a)	1	142
DexCom, Inc.(a)	10	714
Edwards Lifesciences Corp.(a)	15	1,132
Elevance Health, Inc.	6	2,523
Galderma Group AG	2	232
GE HealthCare Technologies, Inc.	12	844
HCA Healthcare, Inc.	5	1,725
Hologic, Inc.(a)	6	349
Humana, Inc.	3	787
IDEXX Laboratories, Inc.(a)(b)	2	865
Insulet Corp.(a)(b)	2	505
Intuitive Surgical, Inc.(a)	9	4,642
Labcorp Holdings, Inc.(b)	2	482
Lonza Group AG	2	1,426
McKesson Corp.	3	2,138
Medtronic PLC	34	2,882
Molina Healthcare, Inc.(a)	1	327
Novartis AG	52	5,910
Quest Diagnostics, Inc.	3	535
ResMed, Inc.(b)	4	946
Roche Holding AG	18	5,873
Roche Holding AG	1	348
Sandoz Group AG	11	477
Solventum Corp.(a)	4	264
STERIS PLC	3	674

The accompanying notes are an integral part of these financial statements.

25

PACER MSCI WORLD INDUSTRY ADVANTAGE ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Stryker Corp.	9	$3,365
UnitedHealth Group, Inc.	24	9,876
Universal Health Services, Inc. - Class B	2	354
Veeva Systems, Inc. - Class A(a)	4	935
Zimmer Biomet Holdings, Inc.	5	515
		72,171
Industrials - 2.6%
Acciona SA	1	145
Air Canada(a)	6	61
Airbus Group SE	16	2,667
Alstom SA(a)	9	216
Bouygues SA	5	220
Canadian National Railway Co.	14	1,356
Canadian Pacific Kansas City Ltd.	24	1,743
Cie de Saint-Gobain SA	12	1,298
Dassault Aviation SA	1	359
Eiffage SA	2	271
Experian PLC	24	1,188
Intertek Group PLC	4	244
Legrand SA	7	764
RELX PLC	49	2,656
Rentokil Initial PLC	66	301
Rexel SA	6	166
Safran SA	9	2,376
Schneider Electric SE	14	3,238
TFI International, Inc.	2	163
Thales SA	2	555
Vinci SA	13	1,806
		21,793
Information Technology - 34.0%(c)
Accenture PLC - Class A	16	4,786
Adobe, Inc.(a)	11	4,125
Advanced Micro Devices, Inc.(a)	42	4,089
Akamai Technologies, Inc.(a)	4	322
Amphenol Corp. - Class A	32	2,462
Analog Devices, Inc.	13	2,534
ANSYS, Inc.(a)	2	644
Apple, Inc.	182	38,674
Applied Materials, Inc.	21	3,165
AppLovin Corp. - Class A(a)	5	1,347
Arista Networks, Inc.(a)	28	2,304
Atlassian Corp. - Class A(a)	4	913
Autodesk, Inc.(a)(b)	6	1,646
Bentley Systems, Inc. - Class B	4	172
Broadcom, Inc.	117	22,519
Cadence Design System, Inc.(a)(b)	7	2,084
CDW Corp.	3	482
Cisco Systems, Inc.	104	6,004
Cloudflare, Inc. - Class A(a)(b)	8	966
Cognizant Technology Solutions Corp. - Class A(b)	13	956

	Shares	Value
Corning, Inc.	21	$932
Crowdstrike Holdings, Inc. - Class A(a)	6	2,573
Datadog, Inc. - Class A(a)	7	715
Dell Technologies, Inc. - Class C	8	734
DocuSign, Inc.(a)(b)	5	409
Dynatrace, Inc.(a)	8	376
Entegris, Inc.	4	316
EPAM Systems, Inc.(a)	1	157
F5, Inc.(a)	2	529
Fair Isaac Corp.(a)	1	1,990
First Solar, Inc.(a)	3	377
Fortinet, Inc.(a)(b)	17	1,764
Gartner, Inc.(a)	2	842
Gen Digital, Inc.	15	388
GoDaddy, Inc. - Class A(a)(b)	4	753
Hewlett Packard Enterprise Co.(b)	34	551
HP, Inc.(b)	25	639
HubSpot, Inc.(a)	1	612
Intel Corp.	113	2,271
International Business Machines Corp.(b)	24	5,804
Intuit, Inc.(b)	7	4,392
Jabil, Inc.	3	440
Juniper Networks, Inc.	9	327
Keysight Technologies, Inc.(a)	5	727
KLA Corp.	4	2,811
Lam Research Corp.	34	2,437
Manhattan Associates, Inc.(a)	2	355
Marvell Technology, Inc.	23	1,343
Microchip Technology, Inc.	14	645
Micron Technology, Inc.	29	2,232
Microsoft Corp.	109	43,082
MicroStrategy, Inc. - Class A(a)(b)	6	2,281
MongoDB, Inc.(a)	2	344
Monolithic Power Systems, Inc.	1	593
Motorola Solutions, Inc.	5	2,202
NetApp, Inc.	5	449
Nutanix, Inc. - Class A(a)	7	481
NVIDIA Corp.	320	34,854
NXP Semiconductors NV	7	1,290
Okta, Inc.(a)	4	449
ON Semiconductor Corp.(a)(b)	11	437
Oracle Corp.	44	6,192
Palantir Technologies, Inc. - Class A(a)	55	6,514
Palo Alto Networks, Inc.(a)(b)	17	3,178
PTC, Inc.(a)	3	465
Pure Storage, Inc. - Class A(a)(b)	8	363
QUALCOMM, Inc.	29	4,305
Roper Technologies, Inc.	3	1,680
salesforce.com, Inc.	25	6,718
Samsara, Inc. - Class A(a)	7	278
Seagate Technology Holdings PLC	6	546
ServiceNow, Inc.(a)	5	4,775
Skyworks Solutions, Inc.	4	257
Snowflake, Inc. - Class A(a)(b)	8	1,276

The accompanying notes are an integral part of these financial statements.

26

PACER MSCI WORLD INDUSTRY ADVANTAGE ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Super Micro Computer, Inc.(a)(b)	14	$446
Synopsys, Inc.(a)	4	1,836
TE Connectivity PLC	8	1,171
Teledyne Technologies, Inc.(a)	1	466
Teradyne, Inc.	4	297
Texas Instruments, Inc.	24	3,841
Trimble, Inc.(a)	6	373
Twilio, Inc. - Class A(a)	4	387
Tyler Technologies, Inc.(a)	1	543
VeriSign, Inc.(a)	2	564
Western Digital Corp.(a)(b)	9	395
Workday, Inc. - Class A(a)	6	1,470
Zebra Technologies Corp. - Class A(a)	1	250
Zoom Communications, Inc. - Class A(a)	7	543
Zscaler, Inc.(a)	3	679
		274,905
Materials - 0.7%
BHP Group Ltd.	133	3,253
BlueScope Steel Ltd.	11	168
Fortescue Ltd.	44	456
James Hardie Industries PLC(a)	11	261
Northern Star Resources Ltd.	30	369
Rio Tinto Ltd.	10	750
South32 Ltd.	118	208
		5,465
Real Estate - 0.3%
Daito Trust Construction Co. Ltd.	2	222
Daiwa House Industry Co. Ltd.	15	541
Hulic Co. Ltd.	15	156
Mitsubishi Estate Co. Ltd.	28	491
Mitsui Fudosan Co. Ltd.	69	679
Sumitomo Realty & Development Co. Ltd.	8	297
		2,386
Utilities - 0.4%
Endesa SA	8	240
Iberdrola SA	154	2,773
Redeia Corp. SA	11	231
		3,244
TOTAL COMMON STOCKS (Cost $823,415)		777,585
REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.6%
Alexandria Real Estate Equities, Inc.(b)	4	291
American Homes 4 Rent - Class A	9	337
American Tower Corp.	12	2,706
Annaly Capital Management, Inc.	15	294
AvalonBay Communities, Inc.	4	840

	Shares	Value
BXP, Inc.	4	$255
Camden Property Trust	3	341
Crown Castle, Inc.	11	1,163
Digital Realty Trust, Inc.	9	1,445
Equinix, Inc.	3	2,582
Equity LifeStyle Properties, Inc.	5	324
Equity Residential	9	632
Essex Property Trust, Inc.	2	558
Extra Space Storage, Inc.	6	879
Gaming and Leisure Properties, Inc.	7	335
Healthpeak Properties, Inc.	18	321
Host Hotels & Resorts, Inc.	18	254
Invitation Homes, Inc.	15	513
Iron Mountain, Inc.	8	717
Kimco Realty Corp.	18	360
Mid-America Apartment Communities, Inc.	3	479
Prologis, Inc.	24	2,453
Public Storage	4	1,202
Realty Income Corp.(b)	23	1,331
Regency Centers Corp.	5	361
SBA Communications Corp.	3	730
Simon Property Group, Inc.	9	1,416
Sun Communities, Inc.	3	373
UDR, Inc.	8	335
Ventas, Inc.	11	771
VICI Properties, Inc.	28	897
Welltower, Inc.	16	2,441
Weyerhaeuser Co.	19	492
WP Carey, Inc.	6	375
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $30,811)		28,803
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(e)	92,714	92,714
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $92,714)		92,714
TOTAL INVESTMENTS - 111.3% (Cost $946,940)		$899,102
Liabilities in Excess of Other Assets - (11.3)%		(90,861)
TOTAL NET ASSETS - 100.0%		$808,241

The accompanying notes are an integral part of these financial statements.

27

PACER MSCI WORLD INDUSTRY ADVANTAGE ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2025. The total market value of these securities was $90,760 which represented 11.2% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

28

PACER NASDAQ 100 TOP 50 CASH COWS GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
COMMON STOCKS - 100.0%
Communication Services - 11.2%
Alphabet, Inc. - Class A	433	$68,760
Electronic Arts, Inc.	360	52,232
Meta Platforms, Inc. - Class A(a)	168	92,232
Netflix, Inc.(b)	134	151,651
Trade Desk, Inc. - Class A(b)	855	45,854
		410,729
Consumer Discretionary - 6.4%
Airbnb, Inc. - Class A(b)	399	48,646
Booking Holdings, Inc.	19	96,887
MercadoLibre, Inc.(b)	38	88,572
		234,105
Consumer Staples - 1.9%
Monster Beverage Corp.(b)	1,164	69,980
Energy - 1.1%
Diamondback Energy, Inc.	292	38,547
Health Care - 7.3%
Amgen, Inc.	166	48,293
Biogen, Inc.(b)	282	34,145
Gilead Sciences, Inc.	975	103,876
IDEXX Laboratories, Inc.(a)(b)	109	47,159
Regeneron Pharmaceuticals, Inc.	54	32,333
		265,806
Industrials - 11.0%
Automatic Data Processing, Inc.	245	73,647
Cintas Corp.	312	66,044
Copart, Inc.(b)	1,188	72,504
CSX Corp.	1,648	46,259
Paychex, Inc.	513	75,472
Verisk Analytics, Inc.	232	68,772
		402,698
Information Technology - 61.1%(c)
Adobe, Inc.(b)	104	38,998
Analog Devices, Inc.	253	49,315
ANSYS, Inc.(b)	204	65,664
Apple, Inc.	283	60,138
Applied Materials, Inc.	266	40,089
AppLovin Corp. - Class A(b)	532	143,273
Atlassian Corp. - Class A(b)	519	118,493
Autodesk, Inc.(a)(b)	302	82,824
Broadcom, Inc.	484	93,156
Cadence Design System, Inc.(a)(b)	234	69,671
Cisco Systems, Inc.	1,440	83,131
Crowdstrike Holdings, Inc. - Class A(b)	379	162,541
Datadog, Inc. - Class A(b)	602	61,500
Fortinet, Inc.(a)(b)	1,516	157,299
GlobalFoundries, Inc.(a)(b)	1,197	41,979
Intuit, Inc.(a)	92	57,727

	Shares	Value
KLA Corp.	68	$47,783
Lam Research Corp.	604	43,289
Marvell Technology, Inc.	1,404	81,951
Microsoft Corp.	141	55,732
NVIDIA Corp.	468	50,975
NXP Semiconductors NV	211	38,889
Palantir Technologies, Inc. - Class A(b)	1,803	213,546
Palo Alto Networks, Inc.(a)(b)	375	70,099
QUALCOMM, Inc.	328	48,695
Roper Technologies, Inc.	111	62,169
Synopsys, Inc.(a)(b)	102	46,819
Workday, Inc. - Class A(b)	277	67,865
Zscaler, Inc.(b)	351	79,386
		2,232,996
TOTAL COMMON STOCKS (Cost $3,666,373)		3,654,861
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(d)	550,867	550,867
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $550,867)		550,867
TOTAL INVESTMENTS - 115.1% (Cost $4,217,240)		$4,205,728
Liabilities in Excess of Other Assets - (15.1)%		(550,163)
TOTAL NET ASSETS - 100.0%		$3,655,565

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of April 30, 2025. The total market value of these securities was $537,571 which represented 14.7% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

29

PACER NASDAQ INTERNATIONAL PATENT LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
COMMON STOCKS - 99.5%
China - 11.0%
BYD Co. Ltd. - Class H	1,676	$80,001
Lenovo Group Ltd.	20,668	23,958
PetroChina Co. Ltd. - Class H	35,062	26,854
Ping An Insurance Group Co. of China Ltd. - Class H	11,198	67,284
Tencent Holdings Ltd.	11,106	683,349
Xiaomi Corp. - Class B(a)(b)	29,255	188,417
		1,069,863
Finland - 0.5%
Nokia OYJ	9,150	45,494
France - 10.4%
Arkema SA	138	10,420
Cie de Saint-Gobain SA	748	80,924
L’Oreal SA	698	306,012
Safran SA	587	154,941
Sanofi SA	1,723	187,187
Schneider Electric SE	768	177,659
Thales SA	322	89,334
		1,006,477
Germany - 10.1%
BASF SE	1,349	68,204
Bayer AG	1,583	41,299
Bayerische Motoren Werke AG	866	72,892
Evonik Industries AG	815	18,235
Infineon Technologies AG	1,959	64,114
Merck KGaA	209	28,862
SAP SE	1,538	444,815
Siemens AG	1,067	244,107
		982,528
Japan - 26.9%(c)
AGC, Inc.	391	12,177
Aisin Corp.	1,426	18,067
Asahi Kasei Corp.	2,400	16,685
Bridgestone Corp.	1,122	47,013
Canon, Inc.	2,001	61,634
Dai Nippon Printing Co. Ltd.	966	13,452
Daikin Industries Ltd.	445	50,715
Denso Corp.	4,392	56,751
Disco Corp.	166	32,067
ENEOS Holdings, Inc.	4,995	23,962
FANUC Corp.	1,575	40,251
Fuji Electric Co. Ltd.	259	11,454
FUJIFILM Holdings Corp.	1,949	40,015
Fujitsu Ltd.	3,137	69,133
Hitachi Ltd.	6,345	156,117
Honda Motor Co. Ltd.	7,898	80,262
JFE Holdings, Inc.	1,127	13,084
Kao Corp.	748	31,949
Komatsu Ltd.	1,495	42,880

	Shares	Value
Kyocera Corp.	2,510	$29,703
Mitsubishi Chemical Group Corp.	2,623	12,677
Mitsubishi Electric Corp.	3,231	62,381
Mitsubishi Heavy Industries Ltd.	5,001	97,813
Murata Manufacturing Co. Ltd.	3,024	46,826
NEC Corp.	2,157	52,439
NIDEC CORP	1,908	33,802
Nippon Steel Corp.	1,721	36,230
Nippon Telegraph & Telephone Corp.	126,698	132,298
Nissan Motor Co. Ltd.(a)	6,394	15,272
Nitto Denko Corp.	1,207	21,109
Olympus Corp.	1,909	24,907
Omron Corp.	368	10,887
Panasonic Holdings Corp.	3,901	44,772
Renesas Electronics Corp.	2,970	34,741
SCREEN Holdings Co. Ltd.	184	12,179
Seiko Epson Corp.	668	9,293
Sekisui Chemical Co. Ltd.	782	13,613
Shin-Etsu Chemical Co. Ltd.	2,858	86,551
SoftBank Group Corp.	2,067	103,567
Sony Group Corp.	8,483	223,733
Sumitomo Electric Industries Ltd.	1,309	20,956
Takeda Pharmaceutical Co. Ltd.	2,392	72,490
TDK Corp.	3,072	32,690
Terumo Corp.	2,320	44,443
Tokyo Electron Ltd.	674	100,053
TOPPAN Holdings, Inc.	552	15,439
Toray Industries, Inc.	2,783	17,699
Toyota Motor Corp.	19,988	381,503
		2,607,734
Netherlands - 5.6%
Airbus Group SE	1,074	179,022
ASML Holding NV	496	327,303
Koninklijke Philips NV(a)	1,485	37,532
		543,857
South Korea - 6.3%
Hyundai Motor Co.	326	43,710
Kia Corp.	628	39,938
LG Chem Ltd.	120	18,234
LG Corp.	278	13,025
LG Electronics, Inc.	278	13,964
POSCO Holdings, Inc.	144	26,389
Samsung Electro-Mechanics Co. Ltd.	144	11,923
Samsung Electronics Co. Ltd.	7,660	299,071
Samsung SDI Co. Ltd.	120	14,858
SK Hynix, Inc.	1,025	127,990
		609,102
Sweden - 0.4%
Telefonaktiebolaget LM Ericsson - Class B	4,903	41,281

The accompanying notes are an integral part of these financial statements.

30

PACER NASDAQ INTERNATIONAL PATENT LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Switzerland - 11.8%
ABB Ltd.	2,562	$134,068
Nestle SA	3,367	357,934
Novartis AG	2,809	319,204
Roche Holding AG	909	296,594
STMicroelectronics NV	1,446	32,467
Swatch Group AG	50	8,612
		1,148,879
Taiwan - 11.0%
AUO Corp.	14,405	5,540
Delta Electronics, Inc.	4,038	42,106
Hon Hai Precision Industry Co. Ltd.	19,580	86,626
MediaTek, Inc.	2,325	98,138
Taiwan Semiconductor Manufacturing Co. Ltd.	29,609	840,602
		1,073,012
United Kingdom - 5.5%
AstraZeneca PLC	2,003	286,372
British American Tobacco PLC	3,117	134,922
GSK PLC	5,948	117,595
		538,889
TOTAL COMMON STOCKS (Cost $9,258,114)		9,667,116
PREFERRED STOCKS - 0.3%
Germany - 0.3%
Henkel AG & Co. KGaA, 0.00%	288	22,317
Porsche Automobil Holding SE, 0.00%	276	11,309
TOTAL PREFERRED STOCKS (Cost $32,980)		33,626
RIGHTS - 0.0%(d)
South Korea - 0.0%(d)
Samsung SDI Co. Ltd., Expires 05/23/2025, Exercise Price $146,200(a)(e)	9(f)	0(f)
TOTAL RIGHTS (Cost $206)		0(f)
TOTAL INVESTMENTS - 99.8% (Cost $9,291,300)		$9,700,742
Other Assets in Excess of Liabilities - 0.2%		20,896
TOTAL NET ASSETS - 100.0%		$9,721,638

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $188,417 or 1.9% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2025.

(f)	Rounds to zero.
The accompanying notes are an integral part of these financial statements.

31

PACER PACIFIC ASSET FLOATING RATE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Par	Value
BANK LOANS - 54.9%
Communication Services - 1.0%
StubHub Holdco Sub LLC, Senior Secured First Lien, 19.15% (1 mo. SOFR US + 4.75%), 03/15/2030	$4,987,247	$4,923,361
Consumer Discretionary - 14.4%
1011778 BC ULC, Senior Secured First Lien, 13.15% (1 mo. SOFR US + 1.75%), 09/23/2030	5,279,057	5,237,406
Allied Universal Holdco LLC, Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%),05/15/2028	3,946,742	3,947,492
Bombardier Recreational Products, Inc., Senior Secured First Lien, 6.52% (1 mo. SOFR US + 2.00%), 05/24/2027	212,534	209,146
Caesars Entertainment, Inc., Senior Secured First Lien, 14.60% (3 mo. SOFR US + 2.25%), 02/06/2031	2,979,912	2,938,938
Caesars Entertainment, Inc. First Lien, 6.56% (1 mo. Term SOFR + 3.25%), 02/06/2030	2,000,000	1,977,000
Carnival Corp., Senior Secured First Lien, 12.63% (1 mo. SOFR US + 2.00%), 10/18/2028	1,148,779	1,147,705
Chariot Buyer LLC, Senior Secured First Lien, 7.77% (1 mo. SOFR US + 3.25%), 11/03/2028	3,971,939	3,930,750
ClubCorp Holdings, Inc., Senior Secured First Lien, 9.82% (3 mo. SOFR US + 5.00%), 09/18/2026	3,916,336	3,926,127
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 12.32% (1 mo. SOFR US + 3.50%),01/29/2029	4,987,147	4,870,273
Golden State Foods LLC, Senior Secured First Lien, 17.35% (1 mo. SOFR US + 4.25%), 12/04/2031	3,233,831	3,244,519
Great Outdoors Group LLC, Senior Secured First Lien, 15.12% (1 mo. SOFR US + 3.25%), 01/23/2032	4,987,500	4,888,997
IRB Holding Corp., Senior Secured First Lien, 13.89% (1 mo. SOFR US + 2.50%), 12/15/2027	726,241	721,760
MajorDrive Holdings IV LLC, Senior Secured FirstLien
8.68% (3 mo. SOFR US + 4.00%), 06/01/2028	2,457,817	2,290,218
10.10% (3 mo. SOFR US + 5.50%), 06/01/2029	989,796	920,510
Motion Finco Sarl, Senior Secured First Lien, 16.65% (3 mo. SOFR US + 3.50%), 11/30/2029	4,982,525	4,721,989
Peer Holding III BV First Lien, 6.80% (1 mo. Term SOFR + 2.50%), 10/28/2030	2,987,406	2,978,697

	Par	Value
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 12.85% (1 mo. SOFR US + 2.00%), 12/04/2031	$4,673,580	$4,626,844
Six Flags Entertainment Corp., Senior Secured First Lien, 13.63% (1 mo. SOFR US + 2.00%), 05/01/2031	3,964,975	3,940,194
United Airlines, Inc., Senior Secured First Lien, 10.91% (3 mo. SOFR US + 2.00%), 02/24/2031	1,495,447	1,493,817
Wand NewCo 3, Inc., Senior Secured First Lien, 13.88% (1 mo. SOFR US + 2.50%), 01/30/2031	4,847,955	4,788,713
Whatabrands LLC, Senior Secured First Lien, 13.70% (1 mo. SOFR US + 2.50%), 08/03/2028	4,952,486	4,931,017
		67,732,112
Consumer Staples - 1.6%
8th Avenue Food & Provisions, Inc., Senior Secured First Lien, 8.30% (1 mo. SOFR US + 3.75%), 10/01/2025	4,970,871	4,722,328
Savor Acquisition, Inc. First Lien
7.56% (3 mo. Term SOFR + 3.25%), 02/19/2032	258,621	258,014
7.57% (1 mo. Term SOFR + 3.25%), 02/19/2032	2,741,379	2,734,951
		7,715,293
Energy - 1.6%
CQP Holdco LP, Senior Secured First Lien, 12.67% (3 mo. SOFR US + 2.00%), 12/31/2030	5,153,798	5,135,940
Traverse Midstream Partners LLC, Senior Secured First Lien, 16.11% (3 mo. SOFR US + 3.00%), 02/16/2028	2,213,106	2,210,340
		7,346,280
Financials - 4.5%
Acrisure LLC, Senior Secured First Lien, 14.68% (1 mo. SOFR US + 3.00%), 11/06/2030	2,238,764	2,217,787
AssuredPartners, Inc., Senior Secured First Lien, 16.64% (1 mo. SOFR US + 3.50%), 02/14/2031	1,980,000	1,982,376
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 13.65% (1 mo. SOFR US + 1.75%), 06/22/2028	3,131,210	3,122,740
Boost Newco Borrower LLC, Senior Secured First Lien, 12.59% (3 mo. SOFR US + 2.00%), 01/31/2031	990,000	989,173
Deerfield Dakota Holding LLC, Senior Secured First Lien, 12.80% (3 mo. SOFR US + 3.75%), 04/09/2027	2,931,078	2,785,858

The accompanying notes are an integral part of these financial statements.

32

PACER PACIFIC ASSET FLOATING RATE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Financials - (Continued)
HUB International Ltd., Senior Secured First Lien
6.77% (1 mo. SOFR US + 2.50%), 06/20/2030	$4,956	$4,930
6.77% (3 mo. SOFR US + 2.50%), 06/20/2030	1,972,631	1,962,255
Hyperion Refinance Sarl, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 02/18/2031	4,987,469	4,965,648
SBA Senior Finance II LLC, Senior Secured First Lien, 13.42% (1 mo. SOFR US + 1.75%), 01/27/2031	2,915,698	2,917,185
		20,947,952
Health Care - 2.4%
Bausch + Lomb Corp., Senior Secured First Lien
7.77% (1 mo. SOFR US + 3.25%), 05/10/2027	994,885	984,876
17.64% (1 mo. SOFR US + 4.00%), 09/29/2028	2,467,450	2,453,065
Elanco Animal Health, Inc., Senior Secured First Lien, 6.27% (1 mo. SOFR US + 1.75%), 08/02/2027	979,523	975,238
Medline Borrower LP, Senior Secured First Lien, 14.15% (1 mo. SOFR US + 2.25%), 10/23/2028	4,762,927	4,736,373
Phoenix Newco, Inc., Senior Secured First Lien, 13.63% (1 mo. SOFR US + 2.50%), 11/15/2028	2,374,226	2,363,697
		11,513,249
Industrials - 19.0%
Apple Bidco LLC, Senior Secured First Lien, 13.64% (1 mo. SOFR US + 2.50%), 09/23/2031	967,425	957,663
Chart Industries, Inc., Senior Secured First Lien, 14.61% (3 mo. SOFR US + 2.50%), 03/18/2030	4,263,587	4,254,271
Core & Main LP, Senior Secured First Lien, 12.65% (6 mo. SOFR US + 2.00%), 02/10/2031	3,463,813	3,465,267
CoreLogic, Inc., Senior Secured First Lien, 8.05% (1 mo. SOFR US + 3.50%), 06/02/2028	4,948,822	4,894,187
Crosby US Acquisition Corp., Senior Secured First Lien, 16.18% (1 mo. SOFR US + 3.50%), 08/16/2029	3,467,531	3,469,456
Cube A&D Buyer, Inc., Senior Secured First Lien, 15.90% (3 mo. SOFR US + 3.50%), 10/20/2031	3,900,000	3,874,006
Doosan Bobcat North America, Inc., Senior Secured First Lien, 13.62% (3 mo. SOFR US + 2.00%), 04/20/2029	4,460,106	4,452,679
Dun & Bradstreet Corp., Senior Secured First Lien, 13.43% (1 mo. SOFR US + 2.25%), 01/18/2029	4,464,601	4,456,230

	Par	Value
Dynasty Acquisition Co., Inc., Senior Secured First Lien
13.26% (1 mo. SOFR US + 2.00%), 10/31/2031	$4,697,117	$4,677,436
13.26% (1 mo. SOFR US + 2.00%), 10/31/2031	1,786,633	1,779,147
Emrld Borrower LP, Senior Secured First Lien, 15.20% (6 mo. SOFR US + 2.50%), 05/31/2030	4,294,533	4,251,867
Engineered Machinery Holdings, Inc., Senior Secured Second Lien, 10.82% (3 mo. SOFR US + 6.00%), 05/21/2029	600,000	593,250
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 8.57% (3 mo. SOFR US + 3.75%), 05/22/2028	1,974,490	1,972,269
Filtration Group Corp., Senior Secured First Lien, 14.63% (1 mo. SOFR US + 3.00%), 12/26/2028	3,971,782	3,972,854
Gates Corp./DE, Senior Secured First Lien
6.07% (1 mo. SOFR US + 1.75%), 11/16/2029	4,236,698	4,209,032
13.65% (1 mo. SOFR US + 1.75%), 06/04/2031	748,120	743,037
Goat Holdco LLC, Senior Secured First Lien, 14.63% (1 mo. SOFR US + 3.00%), 01/27/2032	5,333,000	5,262,338
Madison IAQ LLC, Senior Secured First Lien, 15.45% (6 mo. SOFR US + 2.50%), 06/21/2028	4,941,862	4,903,884
Oregon Tool Lux LP, Senior Secured Second Lien, 16.91% (3 mo. SOFR US + 4.00%), 10/15/2029	1,165,579	873,211
Roper Industrial Products Investment Co., Senior Secured First Lien, 11.49% (3 mo. SOFR US + 2.75%), 11/23/2029	3,961,381	3,931,671
SPX FLOW, Inc., Senior Secured First Lien, 14.80% (1 mo. SOFR US + 3.00%), 04/05/2029	3,272,617	3,262,734
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 19.10% (6 mo. SOFR US + 4.50%), 02/15/2029	4,208,795	4,128,386
TK Elevator US Newco, Inc., Senior Secured First Lien, 7.24% (1 mo. SOFR US + 3.00%), 04/30/2030	4,472,569	4,460,560
TransDigm, Inc., Senior Secured First Lien
15.13% (3 mo. SOFR US + 2.75%), 03/22/2030	1,605,259	1,603,822
15.40% (3 mo. SOFR US + 2.50%), 02/28/2031	3,974,987	3,940,385
WEC US Holdings, Inc., Senior Secured First Lien, 11.91% (1 mo. SOFR US + 2.25%), 01/27/2031	4,964,987	4,926,211
		89,315,853

The accompanying notes are an integral part of these financial statements.

33

PACER PACIFIC ASSET FLOATING RATE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Information Technology - 6.1%
Applied Systems, Inc., Senior Secured First Lien, 15.87% (3 mo. SOFR US + 2.75%), 02/24/2031	$3,473,794	$3,471,623
AthenaHealth Group, Inc., Senior Secured First Lien, 11.32% (1 mo. SOFR US + 3.00%), 02/15/2029	3,791,592	3,766,131
BCPE Pequod Buyer, Inc., Senior Secured First Lien, 15.90% (1 mo. SOFR US + 3.50%), 11/25/2031	3,000,000	2,995,005
Central Parent LLC, Senior Secured First Lien, 16.13% (3 mo. SOFR US + 3.25%), 07/06/2029	2,980,006	2,496,158
Epicor Software Corp. First Lien, 7.07% (1 mo. Term SOFR + 2.75%), 05/30/2031	2,413,472	2,404,976
Peraton Corp., Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 02/01/2028	2,940,101	2,660,262
Polaris Newco LLC, Senior Secured First Lien, 8.41% (3 mo. SOFR US + 3.75%), 06/05/2028	4,191,759	4,052,257
Tempo Acquisition LLC, Senior Secured First Lien, 12.18% (1 mo. SOFR US + 1.75%), 08/31/2028	3,034,684	3,015,004
UKG, Inc., Senior Secured First Lien, 12.63% (1 mo. SOFR US + 3.00%), 02/10/2031	3,954,962	3,945,984
		28,807,400
Materials - 4.3%
Asplundh Tree Expert LLC, Senior Secured First Lien, 13.14% (1 mo. SOFR US + 1.75%), 05/23/2031	4,960,982	4,952,474
Graham Packaging Co., Inc., Senior Secured First Lien, 14.67% (1 mo. SOFR US + 2.50%), 08/04/2027	3,146,301	3,145,483
Iris Holding, Inc., Senior Secured First Lien
15.48% (3 mo. SOFR US + 4.75%), 06/28/2028	761,421	717,640
9.24% (3 mo. SOFR US + 4.75%), 06/28/2028	723,350	681,758
Nouryon Finance BV, Senior Secured First Lien, 15.21% (3 mo. SOFR US + 3.25%), 04/03/2028	1,173,512	1,167,644
Pregis TopCo LLC, Senior Secured First Lien, 16.05% (1 mo. SOFR US + 4.00%), 07/31/2026	1,959,024	1,958,848
Proampac PG Borrower LLC, Senior Secured First Lien
17.58% (3 mo. SOFR US + 4.00%), 09/15/2028	1,775,856	1,752,326
17.64% (3 mo. SOFR US + 4.00%), 09/15/2028	1,151,259	1,136,005

	Par	Value
Quikrete Holdings, Inc., Senior Secured First Lien, 13.14% (1 mo. SOFR US + 2.25%), 04/14/2031	$4,904,492	$4,819,914
		20,332,092
TOTAL BANK LOANS (Cost $261,428,472)		258,633,592
COLLATERALIZED LOAN OBLIGATIONS - 29.6%
Aimco CDO
Series 2015-AA, Class ER3, 10.63% (3 mo. Term SOFR + 6.35%), 10/17/2034(a)	2,500,000	2,492,571
Series 2019-10A, Class ERR, 9.92% (3 mo. Term SOFR + 5.65%), 07/22/2037(a)	825,000	801,901
Series 2020-11A, Class ER2, 9.63% (3 mo. Term SOFR + 5.35%), 07/17/2037(a)	3,000,000	2,859,181
Series 2021-15A, Class ER, 8.88% (3 mo. Term SOFR + 4.60%), 04/17/2038(a)	2,000,000	1,867,350
AIMCO CLO Series 2018-B, Series 2018-BA, Class ER, 10.56% (3 mo. Term SOFR + 6.30%),04/16/2037(a)	2,000,000	2,028,843
ARES CLO, Series 2017-43A, Class A1R2, 5.61% (3 mo. Term SOFR + 1.35%), 01/15/2038(a)	5,000,000	4,996,250
Barrow Hanley Ltd., Series 2023-2A, Class ER, 9.37% (3 mo. Term SOFR + 5.10%), 10/20/2035(a)	500,000	479,230
Beechwood Park CLO Ltd., Series 2019-1A, Class ER, 10.78% (3 mo. Term SOFR + 6.50%), 01/17/2035(a)	1,000,000	994,536
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A1R, 5.46% (3 mo. Term SOFR + 1.18%), 04/20/2038(a)	5,000,000	4,963,585
Series 2021-24A, Class ER, 8.87% (3 mo. Term SOFR + 4.60%), 10/20/2034(a)	1,625,000	1,537,424
Series 2021-25A, Class ER, 8.86% (3 mo. Term SOFR + 4.60%), 01/15/2035(a)	1,000,000	944,662
Series 2022-29A, Class ER, 8.88% (3 mo. Term SOFR + 4.60%), 01/25/2038(a)	1,000,000	987,760
Birch Grove CLO, Series 2025-12A, Class SUB, 0.00%, 04/22/2038(a)(b)(c)	1,000,000	970,000
Bowling Green Park CLO LLC, Series 2019-1A, Class ERR, 8.81% (3 mo. Term SOFR + 4.50%), 04/18/2035(a)	2,000,000	1,846,371
CarVal CLO, Series 2023-1A, Class ER, 10.62% (3 mo. Term SOFR + 6.35%), 07/20/2037(a)	2,000,000	1,970,878

The accompanying notes are an integral part of these financial statements.

34

PACER PACIFIC ASSET FLOATING RATE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
CIFC Funding Ltd.
Series 2014-2RA, Class AR, 5.64% (3 mo. Term SOFR + 1.36%), 10/24/2037(a)	$3,000,000	$3,002,918
Series 2019-6A, Class A1R, 5.71% (3 mo. Term SOFR + 1.45%), 07/16/2037(a)	2,000,000	2,000,400
Series 2019-FAL, Class E, 11.94% (3 mo. Term SOFR + 7.67%), 01/20/2033(a)	1,000,000	992,074
Series 2024-1A, Class E, 10.87% (3 mo. Term SOFR + 6.60%), 04/18/2037(a)	1,000,000	999,535
Clover CLO
Series 2018-1A, Class ERR, 10.67% (3 mo. Term SOFR + 6.40%), 04/20/2037(a)	1,650,000	1,662,827
Series 2021-2A, Class E, 11.03% (3 mo. Term SOFR + 6.76%), 07/20/2034(a)	1,000,000	960,716
Series 2021-3A, Class ER, 9.18% (3 mo. Term SOFR + 4.90%), 01/25/2035(a)	1,000,000	954,283
DIAMETER CAPITAL CLO, Series 2024-6A, Class D, 11.43% (3 mo. Term SOFR + 7.17%), 04/15/2037(a)	1,200,000	1,188,491
Elmwood CLO Ltd.
Series 2022-4A, Class ER, 9.98% (3 mo. Term SOFR + 5.70%), 07/17/2037(a)	1,275,000	1,209,155
Series 2023-1A, Class AR, 5.48% (3 mo. Term SOFR + 1.20%), 04/17/2038(a)	2,500,000	2,470,193
Series 2023-3A, Class ER, 9.38% (3 mo. Term SOFR + 5.10%), 01/17/2038(a)	3,000,000	2,816,807
Series 2024-10A, Class E, 9.81% (3 mo. Term SOFR + 5.35%), 10/17/2037(a)	2,000,000	1,911,768
Flatiron CLO Ltd.
Series 2020-1A, Class ER, 10.77% (3 mo. Term SOFR + 6.45%), 05/20/2036(a)	1,500,000	1,470,933
Series 2021-1A, Class ER, 10.17% (3 mo. Term SOFR + 5.90%), 10/19/2037(a)	1,250,000	1,194,499
Series 2021-2A, Class ER, 8.51% (3 mo. Term SOFR + 4.25%), 10/15/2034(a)	1,200,000	1,095,443
Galaxy CLO Ltd., Series 2024-34A, Class E, 10.17% (3 mo. Term SOFR + 5.90%), 10/20/2037(a)	1,875,000	1,852,032
GoldenTree Loan Management US CLO, Series 2017-1A, Class FR2, 12.03% (3 mo. Term SOFR + 7.76%), 04/20/2034(a)	1,000,000	924,716

	Par	Value
Goldentree Loan Opportunities Ltd.
Series 2019-6A, Class ER2, 8.77% (3 mo. Term SOFR + 4.50%), 04/20/2035(a)	$1,575,000	$1,453,330
Series 2022-12A, Class ER, 9.97% (3 mo. Term SOFR + 5.70%), 07/20/2037(a)	1,000,000	965,909
Series 2023-17A, Class E, 10.77% (3 mo. Term SOFR + 6.50%), 07/20/2036(a)	1,000,000	1,000,297
Harbor Park CLO Ltd., Series 2018-1A, Class E, 10.13% (3 mo. Term SOFR + 5.86%), 01/20/2031(a)	1,000,000	984,845
Juniper Valley Park CLO Ltd., Series 2023-1A, Class ER, 9.77% (3 mo. Term SOFR + 5.50%), 07/20/2036(a)	2,550,000	2,458,948
Magnetite CLO Ltd.
Series 2016-17A, Class DR2, 7.77% (3 mo. Term SOFR + 3.50%), 04/20/2037(a)	3,000,000	3,015,425
Series 2019-22A, Class ERR, 9.66% (3 mo. Term SOFR + 5.40%), 07/15/2036(a)	1,900,000	1,791,497
Series 2020-26A, Class AR2, 5.42% (3 mo. Term SOFR + 1.15%), 01/25/2038(a)	3,000,000	2,974,152
Series 2020-26A, Class ER2, 8.97% (3 mo. Term SOFR + 4.70%), 01/25/2038(a)	3,000,000	2,784,023
Series 2021-29A, Class ER, 10.26% (3 mo. Term SOFR + 6.00%), 07/15/2037(a)	1,000,000	994,838
Series 2021-30A, Class ER, 9.63% (3 mo. Term SOFR + 5.35%), 10/25/2037(a)	1,475,000	1,393,130
Series 2021-31A, Class E, 10.52% (3 mo. Term SOFR + 6.26%), 07/15/2034(a)	500,000	493,749
Series 2023-37A, Class D, 8.27% (3 mo. Term SOFR + 4.00%), 10/20/2036(a)	2,000,000	2,028,873
Series 2024-40A, Class E, 10.01% (3 mo. Term SOFR + 5.75%), 07/15/2037(a)	1,125,000	1,105,651
Neuberger Berman CLO Ltd.
Series 2019-32A, Class AR, 5.52% (3 mo. Term SOFR + 1.25%), 01/20/2032(a)	4,507,189	4,505,769
Series 2021-41A, Class E, 11.02% (3 mo. Term SOFR + 6.76%), 04/15/2034(a)	1,200,000	1,171,318
Series 2021-42A, Class ER, 8.86% (3 mo. Term SOFR + 4.60%), 07/16/2036(a)	1,050,000	979,357
Series 2021-43A, Class ER, 8.88% (3 mo. Term SOFR + 4.60%), 07/17/2036(a)	1,275,000	1,188,841

The accompanying notes are an integral part of these financial statements.

35

PACER PACIFIC ASSET FLOATING RATE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2021-44A, Class ER, 9.41% (3 mo. Term SOFR + 5.15%), 10/16/2035(a)	$2,400,000	$2,285,272
Series 2022-48A, Class E, 10.78% (3 mo. Term SOFR + 6.50%), 04/25/2036(a)	1,500,000	1,475,149
Series 2022-49A, Class ER, 9.78% (3 mo. Term SOFR + 5.50%), 07/25/2035(a)	2,875,000	2,847,476
Series 2022-50A, Class ER, 9.78% (3 mo. Term SOFR + 5.50%), 07/23/2036(a)	3,000,000	2,898,889
OCP CLO Ltd.
Series 2017-14A, Class A1R, 5.64% (3 mo. Term SOFR + 1.37%), 07/20/2037(a)	2,000,000	2,001,892
Series 2024-37A, Class E, 10.07% (3 mo. Term SOFR + 5.50%), 10/15/2037(a)	2,090,000	2,015,141
Series 2025-40A, Class SUB, 0.00%, 04/16/2038(a)(b)(c)	1,000,000	861,677
Octagon Investment Partners Ltd., Series 2021-1A, Class A1, 5.64% (3 mo. Term SOFR + 1.38%), 07/15/2034(a)	1,000,000	999,025
OHA Credit Funding
Series 2018-1A, Class ER, 10.77% (3 mo. Term SOFR + 6.50%), 04/20/2037(a)	1,000,000	1,001,075
Series 2020-5A, Class ER, 9.67% (3 mo. Term SOFR + 5.40%), 10/18/2037(a)	2,000,000	1,903,848
Series 2022-11A, Class ER, 9.67% (3 mo. Term SOFR + 5.40%), 07/19/2037(a)	3,000,000	2,858,358
OHA Credit Partners Ltd.
Series 2015-11A, Class ER2, 10.02% (3 mo. Term SOFR + 5.75%), 04/20/2037(a)	1,330,000	1,316,788
Series 2017-14A, Class ER, 9.72% (3 mo. Term SOFR + 5.45%), 07/21/2037(a)	1,175,000	1,099,660
Series 2021-16A, Class ER, 9.77% (3 mo. Term SOFR + 5.50%), 10/18/2037(a)	1,000,000	965,845
OHA Loan Funding Ltd., Series 2016-1A, Class ER2, 9.97% (3 mo. Term SOFR + 5.70%), 07/20/2037(a)	1,625,000	1,575,794
Palmer Square Loan Funding Ltd.
Series 2022-4A, Class DR, 9.03% (3 mo. Term SOFR + 4.75%), 07/24/2031(a)	1,000,000	986,196
Series 2024-2A, Class D, 8.96% (3 mo. Term SOFR + 4.70%), 01/15/2033(a)	1,000,000	977,068

	Par	Value
Series 2024-3A, Class D, 9.70% (3 mo. Term SOFR + 5.40%), 08/08/2032(a)	$1,000,000	$1,005,196
Parallel CLO Ltd., Series 2020-1A, Class A1R, 5.75% (3 mo. Term SOFR + 1.48%), 07/20/2034(a)	2,000,000	2,000,228
Pikes Peak CLO, Series 2020-6A, Class ERR, 8.92% (3 mo. Term SOFR + 4.60%), 05/18/2034(a)	3,000,000	2,821,872
Point Au Roche Park CLO, Series 2021-1A, Class E, 10.63% (3 mo. Term SOFR + 6.36%), 07/20/2034(a)	370,000	359,621
Rad CLO, Series 2021-12A, Class E, 10.89% (3 mo. Term SOFR + 6.61%), 10/30/2034(a)	500,000	477,739
RR Ltd./Cayman Islands, Series 2020-8A, Class DR, 10.51% (3 mo. Term SOFR + 6.25%), 07/15/2037(a)	1,000,000	1,005,929
Sixth Street CLO, Series 2021-19A, Class E, 10.43% (3 mo. Term SOFR + 6.16%), 07/20/2034(a)	500,000	494,214
Symphony CLO Ltd., Series 2022-37A, Class DR, 9.17% (3 mo. Term SOFR + 4.90%), 01/20/2037(a)	1,250,000	1,261,233
TCI-Flatiron CLO Ltd., Series 2016-1A, Class ER3, 10.53% (3 mo. Term SOFR + 6.25%), 01/17/2032(a)	1,000,000	1,002,700
Trimaran CAVU LLC, Series 2021-3A, Class E, 11.90% (3 mo. Term SOFR + 7.63%), 01/18/2035(a)	1,925,000	1,864,137
Voya CLO Ltd., Series 2020-2A, Class A1RR, 5.59% (3 mo. Term SOFR + 1.31%), 01/20/2038(a)	5,000,000	5,002,889
Wellington Management Clo 2 Ltd., Series 2024-2A, Class E, 11.17% (3 mo. Term SOFR + 6.90%), 04/20/2037(a)	1,510,000	1,494,508
Wellington Management CLO Ltd., Series 2024-3A, Class A1, 5.63% (3 mo. Term SOFR + 1.36%), 07/18/2037(a)	5,000,000	5,002,089
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $142,477,964)		139,598,792
CORPORATE BONDS - 8.2%
Communication Services - 0.5%
DISH Network Corp., 11.75%, 11/15/2027(a)	2,000,000	2,104,951
Consumer Discretionary - 2.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 07/15/2027(a)(d)	2,000,000	2,008,972
Caesars Entertainment, Inc., 4.63%, 10/15/2029(a)(d)	2,000,000	1,848,286
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)	2,000,000	1,486,204

The accompanying notes are an integral part of these financial statements.

36

PACER PACIFIC ASSET FLOATING RATE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Discretionary - (Continued)
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031(a)	$2,000,000	$1,864,893
New Red Finance, Inc., 4.00%, 10/15/2030(a)	2,000,000	1,822,675
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(a)	2,000,000	1,900,625
		10,931,655
Energy - 1.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029(a)	2,000,000	1,950,571
Enerflex Ltd., 9.00%, 10/15/2027(a)	1,800,000	1,847,752
Energy Transfer LP, 7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054(d)	2,000,000	1,987,970
		5,786,293
Financials - 0.2%
Boost Newco Borrower LLC, 7.50%, 01/15/2031(a)	1,000,000	1,056,063
Health Care - 0.3%
Medline Borrower LP, 3.88%, 04/01/2029(a)	1,500,000	1,402,432
Industrials - 1.3%
BWX Technologies, Inc., 4.13%, 04/15/2029(a)	2,000,000	1,895,771
Oregon Tool Lux LP, 7.88%, 10/15/2029(a)	397,800	206,843
SPX FLOW, Inc., 8.75%, 04/01/2030(a)	2,000,000	2,019,842
TK Elevator Holdco GmbH, 7.63%, 07/15/2028(a)	2,000,000	2,005,343
		6,127,799
Information Technology - 0.3%
UKG, Inc., 6.88%, 02/01/2031(a)	1,500,000	1,544,189
Materials - 0.5%
Olympus Water US Holding Corp., 7.25%, 06/15/2031(a)	2,000,000	2,002,410
Standard Industries, Inc./NY, 4.75%, 01/15/2028(a)	500,000	489,086
		2,491,496
Utilities - 1.6%
Calpine Corp., 5.13%, 03/15/2028(a)	2,000,000	1,982,687
NextEra Energy Operating Partners LP, 7.25%, 01/15/2029(a)(d)	2,000,000	1,982,138
NRG Energy, Inc., 3.63%, 02/15/2031(a)	1,500,000	1,349,207
Vistra Operations Co. LLC, 4.38%, 05/01/2029(a)	2,000,000	1,925,818
		7,239,850
TOTAL CORPORATE BONDS (Cost $38,956,955)		38,684,728

	Shares	Value
EXCHANGE TRADED FUNDS - 1.8%
iShares 0-5 Year High Yield Corporate Bond ETF(d)	46,980	$1,988,194
Ishares Trust-Ishares iboxx $ High Yield Corporate Bond Etf(d)	27,002	2,122,357
SPDR Bloomberg High Yield Bond ETF(d)	22,196	2,102,183
SPDR Bloomberg Short Term High Yield Bond ETF(d)	79,365	1,983,331
TOTAL EXCHANGE TRADED FUNDS (Cost $8,204,260)		8,196,065
CLOSED-END FUNDS - 0.0%(e)
Eagle Point Credit Co., Inc.	1,905	14,802
TOTAL CLOSED-END FUNDS (Cost $33,494)		14,802
	Units
SHORT-TERM INVESTMENTS - 5.8%
Investments Purchased with Proceeds from Securities Lending - 2.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(f)	11,678,926	11,678,926
	Par
U.S. Treasury Bills - 3.3%
4.19%, 05/01/2025(g)	$4,000,000	4,000,000
4.25%, 05/06/2025(g)	4,000,000	3,997,668
4.23%, 05/13/2025(g)	4,000,000	3,994,383
4.23%, 05/20/2025(g)	4,000,000	3,991,065
		15,983,116
TOTAL SHORT-TERM INVESTMENTS (Cost $27,662,046)		27,662,042
TOTAL INVESTMENTS - 100.3% (Cost $478,763,191)		$472,790,021
Liabilities in Excess of Other Assets - (0.3)%		(1,713,733)
TOTAL NET ASSETS - 100.0%		$471,076,288

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $176,295,550 or 37.4% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

37

PACER PACIFIC ASSET FLOATING RATE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2025.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $11,384,341 which represented 2.4% of net assets.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)	The rate shown is the annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

38

PACER TRENDPILOT® 100 ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Par	Value
SHORT-TERM INVESTMENTS - 98.2%
U.S. Treasury Bills - 98.2%
4.27%, 05/15/2025(a)	40,301,000	$40,235,018
4.25%, 05/20/2025(a)	499,582,000	498,466,024
4.20%, 07/03/2025(a)	659,321,000	654,486,529
4.25%, 07/17/2025(a)	3,911,000	3,876,037
4.24%, 07/24/2025(a)	8,100,000	8,021,069
TOTAL SHORT-TERM INVESTMENTS (Cost $1,205,124,905)		1,205,084,677
TOTAL INVESTMENTS - 98.2% (Cost $1,205,124,905)		$1,205,084,677
Other Assets in Excess of Liabilities - 1.8%		22,908,141
TOTAL NET ASSETS - 100.0%		$1,227,992,818

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	The rate shown is the annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

39

PACER TRENDPILOT® EUROPEAN INDEX ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
COMMON STOCKS - 96.9%
Austria - 0.7%
ANDRITZ AG	330	$23,571
Erste Group Bank AG	1,460	98,328
OMV AG	670	34,580
Raiffeisen Bank International AG	610	16,225
Telekom Austria AG	410	4,329
Verbund AG	310	23,775
		200,808
Belgium - 2.4%
Ackermans & van Haaren NV	100	24,379
Ageas SA/NV	830	51,950
Anheuser-Busch InBev SA	4,640	302,770
Cenergy Holdings SA	290	2,871
D’ieteren Group	100	19,904
Elia Group SA/NV	220	23,826
Groupe Bruxelles Lambert NV	390	32,031
KBC Groep NV	1,110	101,930
Lotus Bakeries NV	2	19,168
Sofina SA	80	22,258
Syensqo SA	330	23,410
Titan Cement International SA	180	8,310
UCB SA	570	104,058
Viohalco SA	200	1,235
		738,100
Finland - 2.9%
Elisa OYJ	680	36,221
Fortum Oyj	2,060	34,410
Kesko Oyj - Class B	1,280	29,291
Kone Oyj - Class B	1,550	95,698
Metso Oyj	3,030	32,808
Neste Oyj	1,970	20,434
Nokia OYJ	24,000	119,330
Nordea Bank Abp	15,750	217,231
Orion Oyj - Class B	500	31,238
Sampo Oyj - Class A	11,510	114,979
Stora Enso Oyj - Class R	2,800	25,902
UPM-Kymmene Oyj	2,420	63,932
Valmet Oyj	780	23,716
Wartsila OYJ Abp	2,300	42,366
		887,556
France - 27.9%(a)
Accor SA	1,070	52,304
Aeroports de Paris SA	150	18,658
Air Liquide SA	2,680	548,187
Alstom SA(b)	1,640	39,424
Amundi SA(c)	270	21,212
Arkema SA	280	21,141
AXA SA	8,060	379,566
Ayvens SA(c)	640	6,464
BioMerieux	190	25,549
BNP Paribas SA	4,740	398,915

	Shares	Value
Bollore SE	3,310	$20,399
Bouygues SA	860	37,703
Bureau Veritas SA	1,430	45,165
Capgemini SE	760	120,406
Carrefour SA	2,400	36,963
Cie de Saint-Gobain SA	2,170	234,766
Cie Generale des Etablissements Michelin SCA	3,270	119,171
Credit Agricole SA	4,760	88,920
Danone SA	2,960	254,712
Dassault Aviation SA	90	32,320
Dassault Systemes SE	3,170	117,933
Edenred SE	1,140	35,360
Eiffage SA	350	47,481
Engie SA	8,300	170,987
EssilorLuxottica SA	1,460	417,956
Eurazeo SE	230	16,728
Getlink SE	1,670	31,556
Havas NV(b)	3,070	5,071
Hermes International SCA	160	433,383
Ipsen SA	160	18,506
Kering	340	68,691
La Francaise des Jeux SACA(c)	460	16,384
Legrand SA	1,200	130,912
L’Oreal SA	1,090	477,870
LVMH Moet Hennessy Louis Vuitton SE	1,140	630,098
Orange SA	9,070	131,365
Pernod Ricard SA	920	99,240
Publicis Groupe SA	1,080	109,208
Renault SA	910	48,070
Rexel SA	1,040	28,735
Safran SA	1,620	427,605
Sanofi SA	5,210	566,016
Sartorius Stedim Biotech	120	28,031
Schneider Electric SE	2,520	582,946
SCOR SE	810	25,308
SEB SA	120	11,242
Societe Generale SA	3,410	176,153
Sodexo SA	390	24,697
Teleperformance SE	260	28,411
Thales SA	420	116,523
TOTAL SA	9,170	531,462
Veolia Environnement SA	3,020	110,094
Vinci SA	2,310	320,830
Vivendi SE	3,070	9,508
Wendel SA	130	12,724
		8,509,029
Germany - 27.7%(a)
adidas AG	820	187,367
Allianz SE	1,790	738,322
BASF SE	4,210	212,854
Bayer AG	4,660	121,577

The accompanying notes are an integral part of these financial statements.

40

PACER TRENDPILOT® EUROPEAN INDEX ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Germany - (Continued)
Bayerische Motoren Werke AG	1,380	$116,156
Bechtle AG	390	16,524
Beiersdorf AG	470	66,022
Brenntag SE	580	38,490
Carl Zeiss Meditec AG	170	11,574
Commerzbank AG	4,260	112,058
Continental AG	510	39,541
Covestro AG(b)	820	55,179
CTS Eventim AG & Co. KGaA	280	32,925
Daimler AG	3,670	218,147
Daimler Truck Holding AG	2,410	95,993
Delivery Hero SE(b)(c)	990	27,803
Deutsche Bank AG	8,900	231,693
Deutsche Boerse AG	880	282,623
Deutsche Lufthansa AG	2,840	20,320
Deutsche Post AG	4,610	195,894
Deutsche Telekom AG	15,580	557,733
Deutsche Wohnen SE	230	5,823
DWS Group GmbH & Co. KGaA(c)	150	7,837
E.ON SE	10,500	183,360
Evonik Industries AG	1,190	26,625
Fielmann Group AG	120	6,797
Fraport AG Frankfurt Airport Services Worldwide(b)	170	11,218
Fresenius Medical Care AG	1,010	50,927
Fresenius SE & Co. KGaA(b)	1,950	92,339
FUCHS SE	140	5,353
GEA Group AG	710	46,088
Hannover Rueck SE	280	89,577
Heidelberg Materials AG	610	120,413
Henkel AG & Co. KGaA	460	32,361
HOCHTIEF AG	90	16,925
Infineon Technologies AG	6,150	201,277
KION Group AG	340	14,336
Knorr-Bremse AG	310	30,623
LEG Immobilien SE	350	29,559
Merck KGaA	610	84,238
MTU Aero Engines AG	260	89,511
Muenchener Rueckversicherungs-Gesellschaft AG	630	429,359
Nemetschek SE	260	34,255
Puma SE	500	12,784
Rational AG	20	17,049
Rheinmetall AG	206	349,817
RWE AG	3,490	135,215
SAP SE	5,140	1,486,572
Sartorius AG	10	2,100
Scout24 SE(c)	350	41,513
Siemens AG	3,450	789,287
Siemens Energy AG(b)	3,180	243,310
Siemens Healthineers AG(c)	1,440	77,291
Symrise AG	620	71,325

	Shares	Value
Talanx AG	290	$33,148
Traton SE	300	9,822
Volkswagen AG	140	15,519
Vonovia SE	3,330	110,305
Wacker Chemie AG	90	6,729
Zalando SE(b)(c)	1,040	37,666
		8,427,048
Greece - 0.9%
Aegean Airlines SA	190	2,540
Aktor SA Holding Co. Technical And Energy Projects(b)	240	1,344
Alpha Services and Holdings SA	9,970	24,035
Athens International Airport SA	350	3,624
Athens Water Supply & Sewage Co. SA	200	1,316
Autohellas Tourist and Trading SA	90	1,156
Ellaktor SA	390	573
Eurobank Ergasias SA	11,950	33,587
FF Group(b)(d)	1,259	6,846
GEK TERNA SA	280	5,798
Hellenic Telecommunications Organization SA	870	16,479
HELLENiQ ENERGY Holdings SA	440	3,801
Holding Co. ADMIE IPTO SA	540	1,762
Intralot SA-Integrated Information Systems & Gaming Services(b)	1,230	1,449
JUMBO SA	510	16,061
LAMDA Development SA(b)	380	2,850
Metlen Energy & Metals SA	520	24,506
Motor Oil Hellas Corinth Refineries SA	270	6,515
National Bank of Greece SA	3,970	41,799
OPAP SA	880	19,509
Optima bank SA	310	5,619
Piraeus Financial Holdings SA	4,810	26,749
Piraeus Port Authority SA	40	1,790
Public Power Corp. SA	920	13,726
Quest Holdings SA	130	931
Sarantis SA	140	2,141
		266,506
Ireland - 0.9%
AIB Group PLC	9,670	64,797
Bank of Ireland Group PLC	4,760	55,676
Glanbia PLC	880	11,365
Kerry Group PLC - Class A	790	83,454
Kingspan Group PLC	720	60,603
		275,895
Italy - 9.1%
A2A SpA	7,270	18,440
Amplifon SpA	610	11,613
Banca Mediolanum SpA	1,020	15,160
Banca Monte dei Paschi di Siena SpA	4,970	41,754
Banco BPM SpA	7,150	79,330
BPER Banca SPA	5,000	40,431
Brunello Cucinelli SpA	160	17,966

The accompanying notes are an integral part of these financial statements.

41

PACER TRENDPILOT® EUROPEAN INDEX ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Italy - (Continued)
Buzzi SpA	400	$20,899
Davide Campari-Milano NV	2,260	15,064
DiaSorin SpA	100	11,385
Enel SpA	36,780	318,496
Eni SpA	9,970	143,440
Ferrari NV	590	268,422
FinecoBank Banca Fineco SpA	2,900	57,706
Generali	5,840	212,633
Hera SpA	4,080	19,255
Infrastrutture Wireless Italiane SpA(c)	1,630	19,463
Interpump Group SpA	380	12,949
Intesa Sanpaolo SpA	74,450	394,883
Italgas SpA	2,320	19,028
Leonardo SpA	1,900	98,581
Mediobanca Banca di Credito Finanziario SpA	2,580	52,566
Moncler SpA	1,080	66,117
Nexi SpA(b)(c)	3,590	20,920
Pirelli & C SpA(c)	1,750	10,753
Poste Italiane SpA(c)	2,140	43,249
Prysmian SpA	1,370	74,403
Recordati Industria Chimica e Farmaceutica SpA	510	29,957
Reply SpA	110	19,539
Snam SpA	10,770	61,736
Telecom Italia SpA(b)	47,930	18,896
Telecom Italia SpA - Savings Shares(b)	22,170	9,838
Terna Rete Elettrica Nazionale SpA	6,670	66,252
UniCredit SpA	7,420	428,441
Unipol Assicurazioni SpA	1,780	31,759
		2,771,324
Luxembourg - 0.5%
ArcelorMittal	2,290	67,242
CVC Capital Partners PLC(b)(c)	1,000	17,695
Eurofins Scientific SE(b)	610	38,339
RTL Group SA	170	6,933
Tenaris SA	1,780	29,612
		159,821
Netherlands - 13.8%
Aalberts Industries NV	460	15,185
ABN AMRO Group NV(c)	2,350	48,452
Adyen NV(b)(c)	142	228,074
Aegon Ltd.	6,250	39,876
Airbus SE	2,780	463,391
Akzo Nobel NV	810	50,982
Argenx SE(b)	290	186,603
ASM International NV	220	105,996
ASML Holding NV	1,810	1,194,391
ASR Nederland NV	700	43,932
BE Semiconductor Industries NV	370	39,501
CTP NV(c)	550	10,293
Euronext NV(c)	370	61,616

	Shares	Value
EXOR NV	440	$41,322
Heineken Holding NV	620	48,323
Heineken NV	1,300	115,902
IMCD NV	280	37,065
ING Groep NV	13,910	268,105
JDE Peet’s NV	730	17,615
Koninklijke Ahold Delhaize NV	4,240	173,591
Koninklijke KPN NV	17,910	83,085
Koninklijke Philips NV(b)	3,770	95,282
Koninklijke Vopak NV	270	11,146
NN Group NV	1,270	77,547
Prosus NV	5,990	277,707
QIAGEN NV	1,000	42,771
Randstad Holding NV	500	19,949
Stellantis NV	9,880	91,107
Universal Music Group NV	3,800	111,280
Wolters Kluwer NV	1,120	197,234
		4,197,323
Poland - 0.1%
InPost SA(b)	1,130	18,946
Portugal - 0.5%
Banco Comercial Portugues SA	36,210	23,128
EDP SA	14,240	56,074
Galp Energia SGPS SA	2,010	31,047
Jeronimo Martins SGPS SA	1,300	31,398
		141,647
Spain - 9.0%
Acciona SA	110	16,000
ACS Actividades de Construccion y Servicios SA	920	57,426
Aena SME SA(c)	330	82,768
Amadeus IT Holding SA	2,060	161,443
Banco Bilbao Vizcaya Argentaria SA	27,240	372,157
Banco de Sabadell SA	23,610	68,578
Banco Santander SA	70,820	495,972
Bankinter SA	3,050	35,381
CaixaBank SA	18,340	139,867
Cellnex Telecom SA(c)	2,790	112,646
Corp. ACCIONA Energias Renovables SA	270	5,028
EDP Renovaveis SA	1,430	13,373
Endesa SA	1,500	45,031
Ferrovial SE	2,250	109,297
Grifols SA(b)	1,240	11,651
Iberdrola SA	28,680	516,430
Industria de Diseno Textil SA	4,970	265,974
Mapfre SA	4,700	16,687
Naturgy Energy Group SA	600	17,836
Redeia Corp. SA	2,040	42,754
Repsol SA	5,290	64,782
Telefonica SA	20,080	102,774
		2,753,855

The accompanying notes are an integral part of these financial statements.

42

PACER TRENDPILOT® EUROPEAN INDEX ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Switzerland - 0.5%
DSM-Firmenich AG	820	$88,546
STMicroelectronics NV	3,080	69,156
		157,702
TOTAL COMMON STOCKS (Cost $29,054,993)		29,505,560
PREFERRED STOCKS - 0.7%
Germany - 0.7%
Bayerische Motoren Werke AG, 0.00%	270	21,610
FUCHS SE, 0.00%	290	14,468
Henkel AG & Co. KGaA, 0.00%	770	59,665
Sartorius AG, 0.00%	120	30,872
Volkswagen AG, 0.00%	870	94,064
		220,679
Spain - 0.0%(e)
Grifols SA, Class B, 0.00%	1,220	8,652
TOTAL PREFERRED STOCKS (Cost $229,219)		229,331
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.5%
Belgium - 0.1%
Warehouses De Pauw CVA	810	20,628
France - 0.4%
Covivio SA	260	14,521
Gecina SA	250	25,631
Klepierre	970	35,427
Unibail-Rodamco-Westfield	500	42,210
		117,789
Spain - 0.0%(e)
Merlin Properties Socimi SA	1,790	20,197
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $155,605)		158,614
TOTAL INVESTMENTS - 98.1% (Cost $29,439,817)		$29,893,505
Other Assets in Excess of Liabilities - 1.9%		565,093
TOTAL NET ASSETS - 100.0%		$30,458,598

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $892,099 or 2.9% of the Fund’s net assets.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $6,846 or 0.0% of net assets as of April 30, 2025.

(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

43

PACER TRENDPILOT® FUND OF FUNDS ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.9%
Pacer Trendpilot® 100 ETF(a)(b)	161,335	$10,872,366
Pacer Trendpilot® International ETF(b)	386,164	10,596,649
Pacer Trendpilot® US Bond ETF(a)(b)	582,464	11,638,912
Pacer Trendpilot® US Large Cap ETF(a)(b)	224,376	10,924,868
Pacer Trendpilot® US Mid Cap ETF(b)	335,781	11,639,848
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $54,150,794)		55,672,643
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(c)	2,933,115	2,933,115
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,933,115)		2,933,115
TOTAL INVESTMENTS - 105.2% (Cost $57,083,909)		$58,605,758
Liabilities in Excess of Other Assets - (5.2)%		(2,848,184)
TOTAL NET ASSETS - 100.0%		$55,757,574

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $2,865,927 which represented 5.1% of net assets.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

44

PACER TRENDPILOT® INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Contracts	Value
WARRANTS - 0.0%(a)
Canada - 0.0%(a)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(b)(c)	162	$0(d)
TOTAL WARRANTS (Cost $0)		0(d)
	Par
SHORT-TERM INVESTMENTS - 97.6%
U.S. Treasury Bills - 97.6%
4.26%, 07/10/2025(e)	$140,000,000	138,862,111
4.25%, 07/17/2025(e)	5,400,000	5,351,726
TOTAL SHORT-TERM INVESTMENTS (Cost $144,204,696)		144,213,837
TOTAL INVESTMENTS - 97.6% (Cost $144,204,696)		$144,213,837
Other Assets in Excess of Liabilities - 2.4%		3,534,616
TOTAL NET ASSETS - 100.0%		$147,748,453

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2025.

(d)	Rounds to zero.
(e)	The rate shown is the annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

45

PACER TRENDPILOT® US BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Par	Value
U.S. TREASURY SECURITIES - 98.6%
United States Treasury Note/Bond
4.00%, 04/30/2032	$5,200,000	$5,221,845
2.88%, 05/15/2032	12,039,000	11,247,154
2.75%, 08/15/2032	11,686,000	10,787,912
4.13%, 11/15/2032	11,686,000	11,799,208
3.50%, 02/15/2033	11,686,000	11,290,137
3.38%, 05/15/2033	11,686,000	11,158,030
3.88%, 08/15/2033	12,752,000	12,589,511
4.50%, 11/15/2033	13,462,000	13,874,274
4.00%, 02/15/2034	14,168,000	14,057,644
4.38%, 05/15/2034	14,168,000	14,434,315
3.88%, 08/15/2034	14,168,000	13,877,002
4.25%, 11/15/2034	14,168,000	14,272,323
4.63%, 02/15/2035	14,172,000	14,698,246
TOTAL U.S. TREASURY SECURITIES (Cost $158,165,676)		159,307,601
CORPORATE BONDS - 0.0%(a)
Consumer Staples - 0.0%(a)
Chobani Holdco II LLC, 8.75% (includes 9.50% PIK), 10/01/2029(b)	2,223	2,357
TOTAL CORPORATE BONDS (Cost $2,223)		2,357
TOTAL INVESTMENTS - 98.6% (Cost $158,167,899)		$159,309,958
Other Assets in Excess of Liabilities - 1.4%		2,191,132
TOTAL NET ASSETS - 100.0%		$161,501,090

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PIK - Payment in Kind
(a)	Represents less than 0.05% of net assets.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $2,357 or 0.0% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

46

PACER TRENDPILOT® US LARGE CAP ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Par	Value
SHORT-TERM INVESTMENTS - 98.8%
U.S. Treasury Bills - 98.8%
4.23%, 06/12/2025(a)	1,578,618,000	$1,570,832,130
4.22%, 07/10/2025(a)	1,457,652,000	1,445,804,525
4.25%, 07/17/2025(a)	58,278,000	57,757,024
4.25%, 07/24/2025(a)	101,470,000	100,481,218
TOTAL SHORT-TERM INVESTMENTS (Cost $3,174,937,244)		3,174,874,897
TOTAL INVESTMENTS - 98.8% (Cost $3,174,937,244)		$3,174,874,897
Other Assets in Excess of Liabilities - 1.2%		38,812,176
TOTAL NET ASSETS - 100.0%		$3,213,687,073

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	The rate shown is the annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

47

PACER TRENDPILOT® US MID CAP ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Par	Value
SHORT-TERM INVESTMENTS - 99.0%
U.S. Treasury Bills - 99.0%
4.23%, 06/05/2025(a)	420,900,000	$ 419,171,094
TOTAL SHORT-TERM INVESTMENTS (Cost $419,186,951)		419,171,094
TOTAL INVESTMENTS - 99.0% (Cost $419,186,951)		$419,171,094
Other Assets in Excess of Liabilities - 1.0%		4,069,472
TOTAL NET ASSETS - 100.0%		$423,240,566

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	The rate shown is the annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

48

PACER US CASH COWS 100 ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 7.7%
AT&T, Inc.	16,706,453	$462,768,748
Comcast Corp. - Class A	12,053,099	412,215,986
Electronic Arts, Inc.	991,408	143,843,387
Omnicom Group, Inc.(a)	1,374,721	104,698,751
Pinterest, Inc. - Class A(b)	2,002,472	50,702,591
Verizon Communications, Inc.	9,836,878	433,412,845
		1,607,642,308
Consumer Discretionary - 15.5%
Airbnb, Inc. - Class A(b)	2,447,431	298,390,787
Aptiv PLC(b)	1,774,057	101,227,692
Best Buy Co., Inc.	947,988	63,221,320
Booking Holdings, Inc.	96,929	494,268,111
Deckers Outdoor Corp.(b)	579,144	64,186,529
DR Horton, Inc.	1,569,364	198,273,448
eBay, Inc.	2,034,769	138,689,855
Expedia Group, Inc.	925,595	145,253,623
Ford Motor Co.	45,765,603	458,113,686
Lennar Corp. - Class A	1,440,988	156,505,707
Lowe’s Cos., Inc.	1,867,285	417,450,235
NIKE, Inc. - Class B	5,150,574	290,492,374
NVR, Inc.(b)	13,664	97,366,248
PulteGroup, Inc.	1,068,289	109,585,086
Tapestry, Inc.	836,740	59,115,681
Ulta Beauty, Inc.(a)(b)	203,900	80,670,996
Williams-Sonoma, Inc.	463,048	71,527,025
		3,244,338,403
Consumer Staples - 8.2%
Altria Group, Inc.	7,840,080	463,740,732
Dollar General Corp.	1,477,384	138,416,107
General Mills, Inc.	3,179,540	180,407,100
Hershey Co.(a)	763,516	127,652,240
Hormel Foods Corp.	2,173,516	64,988,128
Kimberly-Clark Corp.	1,271,248	167,525,061
Target Corp.	2,897,320	280,170,844
The Kraft Heinz Co.	6,872,640	199,993,824
Tyson Foods, Inc. - Class A	1,523,873	93,321,983
		1,716,216,019
Energy - 16.8%
Baker Hughes Co.	3,512,822	124,353,899
Chevron Corp.(a)	2,898,240	394,334,534
ConocoPhillips	4,999,257	445,533,784
Coterra Energy, Inc.	2,867,920	70,436,115
Diamondback Energy, Inc.	1,856,813	245,117,884
EOG Resources, Inc.	3,379,691	372,881,308
Exxon Mobil Corp.	4,156,249	439,024,582
Halliburton Co.	7,097,606	140,674,551
Marathon Petroleum Corp.	3,269,941	449,322,593
Occidental Petroleum Corp.(a)	6,864,680	270,537,039
Schlumberger Ltd.	7,930,954	263,704,220
Valero Energy Corp.	2,675,146	310,557,699
		3,526,478,208

	Shares	Value
Health Care - 16.9%
Amgen, Inc.	1,395,078	$405,856,092
Biogen, Inc.(b)	1,225,479	148,380,997
Bristol-Myers Squibb Co.	7,416,858	372,326,272
Gilead Sciences, Inc.	3,858,964	411,134,024
HCA Healthcare, Inc.	1,252,901	432,351,077
Hologic, Inc.(b)	1,251,353	72,828,745
Illumina, Inc.(b)	530,060	41,132,656
IQVIA Holdings, Inc.(b)	809,341	125,504,509
Johnson & Johnson	2,718,412	424,914,980
Merck & Co., Inc.	4,787,289	407,877,023
Pfizer, Inc.	16,950,335	413,757,677
Regeneron Pharmaceuticals, Inc.	366,500	219,445,540
United Therapeutics Corp.(b)	249,751	75,697,030
		3,551,206,622
Industrials - 13.9%
Booz Allen Hamilton Holding Corp.	529,960	63,605,799
Builders FirstSource, Inc.(b)	814,125	97,393,774
Carlisle Cos., Inc.(a)	197,636	74,998,909
Caterpillar, Inc.	1,293,511	400,044,147
Delta Air Lines, Inc.	3,965,382	165,078,853
EMCOR Group, Inc.	259,548	104,000,884
Emerson Electric Co.	2,018,298	212,143,303
Fortive Corp.	1,341,624	93,497,777
Leidos Holdings, Inc.	652,720	96,067,330
Masco Corp.	881,376	53,420,199
PACCAR, Inc.	1,926,792	173,815,906
Pentair PLC	573,080	51,995,548
Snap-On, Inc.	242,226	76,012,941
SS&C Technologies Holdings, Inc.	964,316	72,902,290
Uber Technologies, Inc.(b)	5,940,809	481,264,937
United Airlines Holdings, Inc.(b)	3,384,184	232,899,543
United Parcel Service, Inc. - Class B	3,725,553	355,045,201
Westinghouse Air Brake Technologies Corp.	665,848	123,008,759
		2,927,196,100
Information Technology - 16.8%
Accenture PLC - Class A	1,324,147	396,118,575
Applied Materials, Inc.	2,796,535	421,465,790
Cisco Systems, Inc.	7,086,275	409,090,656
Cognizant Technology Solutions Corp. - Class A	1,610,377	118,475,436
DocuSign, Inc.(b)	814,400	66,577,200
F5, Inc.(b)	212,364	56,221,245
Gen Digital, Inc.	5,541,076	143,347,636
GlobalFoundries, Inc.(a)(b)	2,289,112	80,279,158
GoDaddy, Inc. - Class A(b)	525,760	99,016,381
Hewlett Packard Enterprise Co.(a)	7,645,938	124,017,114
HP, Inc.	7,831,424	200,249,512
Jabil, Inc.	515,732	75,585,682
NetApp, Inc.	985,808	88,476,268

The accompanying notes are an integral part of these financial statements.

49

PACER US CASH COWS 100 ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
ON Semiconductor Corp.(b)	1,951,624	$77,479,473
QUALCOMM, Inc.	2,810,307	417,218,177
salesforce.com, Inc.	1,601,800	430,419,678
Teledyne Technologies, Inc.(b)	168,080	78,330,322
Twilio, Inc. - Class A(b)	452,884	43,798,411
Zebra Technologies Corp. - Class A(b)	238,456	59,690,306
Zoom Communications, Inc. - Class A(b)	1,746,322	135,409,808
		3,521,266,828
Materials - 3.2%
LyondellBasell Industries NV - Class A(a)	1,864,865	108,553,792
Newmont Goldcorp Corp.	4,950,919	260,814,413
Reliance, Inc.	252,861	72,882,126
Southern Copper Corp.(a)	2,478,460	221,871,739
		664,122,070
Utilities - 0.8%
NRG Energy, Inc.	1,512,309	165,718,820
TOTAL COMMON STOCKS (Cost $21,483,885,495)		20,924,185,378
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(c)	204,294,909	204,294,909
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $204,294,909)		204,294,909
TOTAL INVESTMENTS - 100.8% (Cost $21,688,180,404)		$21,128,480,287
Liabilities in Excess of Other Assets - (0.8)%		(162,801,965)
TOTAL NET ASSETS - 100.0%		$20,965,678,322

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $198,417,681 which represented 0.9% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

50

PACER US CASH COWS GROWTH ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 30.9%(a)
Abercrombie & Fitch Co. - Class A(b)	4,599	$319,263
Airbnb, Inc. - Class A(b)	28,723	3,501,908
Booking Holdings, Inc.	790	4,028,431
Crocs, Inc.(b)	5,115	493,188
Deckers Outdoor Corp.(b)	13,916	1,542,310
Expedia Group, Inc.	11,813	1,853,814
Grand Canyon Education, Inc.(b)	2,625	468,221
H&R Block, Inc.(c)	12,273	740,921
PulteGroup, Inc.	18,564	1,904,295
Ralph Lauren Corp. - Class A	5,665	1,274,342
Tapestry, Inc.	18,981	1,341,008
Toll Brothers, Inc.(c)	9,118	919,733
TopBuild Corp.(b)	2,676	791,454
Travel + Leisure Co.	6,093	267,665
Williams-Sonoma, Inc.	11,283	1,742,885
Wynn Resorts Ltd.	9,755	783,424
		21,972,862
Consumer Staples - 1.7%
Pilgrim’s Pride Corp.(c)	21,741	1,186,624
Energy - 1.3%
DT Midstream, Inc.	9,291	903,085
Health Care - 9.1%
DaVita, Inc.(b)(c)	7,334	1,038,128
Exelixis, Inc.(b)	25,661	1,004,628
Halozyme Therapeutics, Inc.(b)	11,243	690,545
Lantheus Holdings, Inc.(b)(c)	6,257	652,855
Medpace Holdings, Inc.(b)(c)	2,784	858,558
Neurocrine Biosciences, Inc.(b)	9,142	984,502
United Therapeutics Corp.(b)	4,118	1,248,125
		6,477,341
Industrials - 35.8%(a)
Acuity, Inc.	2,844	692,827
Applied Industrial Technologies, Inc.	3,523	857,075
Carlisle Cos., Inc.(c)	4,090	1,552,073
Caterpillar, Inc.	10,389	3,213,006
Comfort Systems USA, Inc.	3,259	1,295,615
Delta Air Lines, Inc.	59,220	2,465,328
EMCOR Group, Inc.	4,167	1,669,717
Kirby Corp.(b)	5,194	500,546
MasTec, Inc.(b)	7,269	925,489
Mueller Industries, Inc.	10,346	761,052
nVent Electric PLC	15,135	831,063
Owens Corning	7,826	1,137,979
Parsons Corp.(b)	9,747	651,684
Uber Technologies, Inc.(b)	49,318	3,995,251
United Airlines Holdings, Inc.(b)	30,013	2,065,495
Westinghouse Air Brake Technologies Corp.	15,663	2,893,583
		25,507,783

	Shares	Value
Information Technology - 16.6%
Belden, Inc.	3,685	$379,960
DocuSign, Inc.(b)	18,524	1,514,337
Fabrinet(b)	3,288	674,237
GoDaddy, Inc. - Class A(b)	12,960	2,440,757
International Business Machines Corp.(c)	14,212	3,436,746
salesforce.com, Inc.	12,626	3,392,733
		11,838,770
Materials - 1.7%
Eagle Materials, Inc.	3,043	688,905
Louisiana-Pacific Corp.	6,359	548,845
		1,237,750
Utilities - 2.8%
NRG Energy, Inc.	18,163	1,990,302
TOTAL COMMON STOCKS (Cost $70,182,983)		71,114,517
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(d)	9,133,796	9,133,796
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,133,796)		9,133,796
TOTAL INVESTMENTS - 112.7% (Cost $79,316,779)		$80,248,313
Liabilities in Excess of Other Assets - (12.7)%		(9,104,531)
TOTAL NET ASSETS - 100.0%		$71,143,782

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $8,996,759 which represented 12.6% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

51

PACER US EXPORT LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 5.2%
Alphabet, Inc. - Class A	2,554	$405,575
Meta Platforms, Inc. - Class A	690	378,810
Netflix, Inc.(a)	461	521,723
News Corp. - Class A	15,660	424,699
Warner Music Group Corp. - Class A(b)	12,839	390,948
		2,121,755
Consumer Discretionary - 14.6%
Airbnb, Inc. - Class A(a)	3,439	419,283
Aptiv PLC(a)	6,682	381,275
Autoliv, Inc.	4,687	436,969
Booking Holdings, Inc.	97	494,630
Crocs, Inc.(a)	4,285	413,160
Duolingo, Inc.(a)	1,491	580,715
Garmin Ltd.	1,976	369,255
NIKE, Inc. - Class B	5,897	332,591
Norwegian Cruise Line Holdings Ltd.(a)	22,017	352,932
Ralph Lauren Corp. - Class A	1,898	426,955
Royal Caribbean Cruises Ltd.	1,993	428,316
Tesla Motors, Inc.(a)	1,691	477,132
Visteon Corp.(a)	5,242	415,114
Wynn Resorts Ltd.	4,903	393,760
		5,922,087
Consumer Staples - 4.3%
Archer-Daniels-Midland Co.	8,956	427,649
Bunge Global SA	5,720	450,278
Ingredion, Inc.	3,219	427,548
Kellanova	5,139	425,355
		1,730,830
Energy - 6.1%
Baker Hughes Co.	9,863	349,150
Exxon Mobil Corp.	3,777	398,965
Halliburton Co.	16,853	334,026
Hess Corp.	2,853	368,180
NOV, Inc.(b)	29,546	343,029
Valaris Ltd.(a)	11,026	356,250
Weatherford International PLC	7,956	329,378
		2,478,978
Health Care - 9.2%
Agilent Technologies, Inc.	3,487	375,201
BioMarin Pharmaceutical, Inc.(a)	6,085	387,554
Danaher Corp.	2,005	399,657
IQVIA Holdings, Inc.(a)	2,282	353,870
Merck & Co., Inc.	4,468	380,673
Mettler-Toledo International, Inc.(a)	344	368,276
Regeneron Pharmaceuticals, Inc.	634	379,614
Repligen Corp.(a)	2,806	387,200
Revvity, Inc.	3,776	352,792
Thermo Fisher Scientific, Inc.	810	347,490
		3,732,327

	Shares	Value
Industrials - 10.3%
Chart Industries, Inc.(a)	2,808	$379,024
CNH Industrial NV - Class A(b)	32,677	378,073
Donaldson Co., Inc.	6,174	405,817
Genpact Ltd.	8,427	423,541
GXO Logistics, Inc.(a)(b)	10,521	381,281
Howmet Aerospace, Inc.	3,340	462,857
Ingersoll Rand, Inc.	5,161	389,294
ITT, Inc.	3,132	429,147
Uber Technologies, Inc.(a)	5,905	478,364
Westinghouse Air Brake Technologies Corp.	2,365	436,910
		4,164,308
Information Technology - 38.3%(c)
Accenture PLC - Class A	1,326	396,673
Advanced Micro Devices, Inc.(a)	4,185	407,410
Amphenol Corp.	6,707	516,104
Analog Devices, Inc.	2,003	390,425
ANSYS, Inc.(a)	1,297	417,478
Apple, Inc.	1,980	420,750
Applied Materials, Inc.	2,715	409,178
Broadcom, Inc.	2,161	415,928
Cadence Design System, Inc.(a)	1,708	508,540
Cirrus Logic, Inc.(a)	4,233	406,537
Coherent Corp.(a)	6,571	422,647
Corning, Inc.	9,038	401,106
Dolby Laboratories, Inc. - Class A	5,157	396,006
Fabrinet(a)	1,898	389,204
Flex Ltd.(a)	12,251	420,699
Fortinet, Inc.(a)	4,391	455,610
Hewlett Packard Enterprise Co.(b)	27,050	438,751
Jabil, Inc.	3,109	455,655
KLA Corp.	587	412,479
Kyndryl Holdings, Inc.(a)	11,980	388,392
Lam Research Corp.	5,370	384,868
Littelfuse, Inc.	2,008	366,078
MACOM Technology Solutions Holdings, Inc.(a)	3,874	401,927
Microsoft Corp.	1,088	430,043
MKS Instruments, Inc.	4,896	343,405
Monolithic Power Systems, Inc.	694	411,611
Novanta, Inc.(a)	3,106	369,179
NVIDIA Corp.	3,473	378,279
ON Semiconductor Corp.(a)	9,783	388,385
Onto Innovation, Inc.(a)	3,047	371,643
PTC, Inc.(a)	2,713	420,434
QUALCOMM, Inc.	2,699	400,693
Rambus, Inc.(a)(b)	7,763	378,757
Synopsys, Inc.(a)	938	430,551
TD SYNNEX Corp.(b)	3,322	368,078
TE Connectivity PLC	2,897	424,063
Western Digital Corp.(a)(b)	9,488	416,144
Zebra Technologies Corp. - Class A(a)	1,515	379,235
		15,532,945

The accompanying notes are an integral part of these financial statements.

52

PACER US EXPORT LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - 11.9%
Amcor PLC(b)	43,201	$397,449
Cabot Corp.	5,072	398,355
Corteva, Inc.	7,063	437,835
Crown Holdings, Inc.	4,745	457,086
DuPont de Nemours, Inc.	5,481	361,691
Freeport-McMoRan, Inc.	10,876	391,862
Linde PLC	928	420,598
Mosaic Co.	16,313	495,915
NewMarket Corp.	798	491,010
Newmont Goldcorp Corp.	9,138	481,390
Royal Gold, Inc.	2,740	500,625
		4,833,816
TOTAL COMMON STOCKS (Cost $41,757,281)		40,517,046
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(d)	3,082,328	3,082,328
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,082,328)		3,082,328
TOTAL INVESTMENTS - 107.5% (Cost $44,839,609)		$43,599,374
Liabilities in Excess of Other Assets - (7.5)%		(3,078,703)
TOTAL NET ASSETS - 100.0%		$40,520,671

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $3,003,415 which represented 7.4% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

53

PACER US LARGE CAP CASH COWS GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 5.1%
Electronic Arts, Inc.	45,635	$6,621,182
Iridium Communications, Inc.	607,429	14,657,262
Match Group, Inc.	196,751	5,835,635
Meta Platforms, Inc. - Class A	33,557	18,422,793
Pinterest, Inc. - Class A(a)	460,141	11,650,770
Trade Desk, Inc. - Class A(a)	70,266	3,768,365
ZoomInfo Technologies, Inc.(a)	1,460,087	12,498,345
		73,454,352
Consumer Discretionary - 9.1%
ADT, Inc.	1,862,568	14,937,795
Airbnb, Inc. - Class A(a)	126,584	15,433,121
Booking Holdings, Inc.	4,492	22,905,966
Duolingo, Inc.(a)	97,005	37,781,508
Etsy, Inc.(a)	165,761	7,207,288
Grand Canyon Education, Inc.(a)	113,251	20,200,581
McDonald’s Corp.	38,253	12,227,572
		130,693,831
Consumer Staples - 2.4%
Altria Group, Inc.	190,864	11,289,605
Philip Morris International, Inc.	133,305	22,843,145
		34,132,750
Energy - 5.8%
Antero Midstream Corp.	923,335	15,281,194
Diamondback Energy, Inc.	42,190	5,569,502
DT Midstream, Inc.	210,976	20,506,867
EOG Resources, Inc.	73,016	8,055,855
Texas Pacific Land Corp.(b)	26,097	33,635,641
		83,049,059
Health Care - 14.5%
AbbVie, Inc.	56,587	11,040,124
Amgen, Inc.	23,632	6,875,021
Biogen, Inc.(a)	31,081	3,763,288
Bristol-Myers Squibb Co.(b)	284,617	14,287,773
Doximity, Inc. - Class A(a)	736,572	41,896,215
Exelixis, Inc.(a)	762,595	29,855,594
Gilead Sciences, Inc.	236,978	25,247,636
Hologic, Inc.(a)	85,629	4,983,608
Jazz Pharmaceuticals PLC(a)	138,319	16,177,790
Medpace Holdings, Inc.(a)	22,802	7,031,909
Merck & Co., Inc.	58,238	4,961,878
Premier, Inc.(b)	387,553	7,886,704
Regeneron Pharmaceuticals, Inc.	5,723	3,426,703
ResMed, Inc.(b)	35,679	8,441,295
United Therapeutics Corp.(a)	21,837	6,618,576
Veeva Systems, Inc. - Class A(a)	44,222	10,334,239
Zoetis, Inc.	43,425	6,791,670
		209,620,023

	Shares	Value
Industrials - 4.8%
AMETEK, Inc.	75,244	$12,759,877
Graco, Inc.	129,030	10,530,138
Paychex, Inc.	103,294	15,196,613
TransDigm Group, Inc.	7,024	9,925,404
Union Pacific Corp.	34,510	7,442,427
Verisk Analytics, Inc.	43,662	12,942,727
		68,797,186
Information Technology - 55.6%(c)
Adobe, Inc.(a)	11,874	4,452,513
Analog Devices, Inc.	40,038	7,804,207
ANSYS, Inc.(a)	33,655	10,832,871
Apple, Inc.	49,113	10,436,512
AppLovin Corp. - Class A(a)	200,639	54,034,089
Arista Networks, Inc.(a)	139,756	11,497,726
Astera Labs, Inc.(a)	587,499	38,369,560
Atlassian Corp. - Class A(a)	162,732	37,153,343
Autodesk, Inc.(a)	46,055	12,630,584
Bentley Systems, Inc. - Class B	149,419	6,423,523
Broadcom, Inc.	95,810	18,440,551
Cadence Design System, Inc.(a)	32,083	9,552,392
CCC Intelligent Solutions Holdings, Inc.(a)	873,599	8,089,527
Cirrus Logic, Inc.(a)	45,172	4,338,319
Crowdstrike Holdings, Inc. - Class A(a)	78,305	33,582,665
Datadog, Inc. - Class A(a)	88,412	9,032,170
DocuSign, Inc.(a)(b)	326,806	26,716,390
Dolby Laboratories, Inc. - Class A	184,081	14,135,580
Dropbox, Inc. - Class A(a)(b)	410,234	11,712,181
Dynatrace, Inc.(a)	283,995	13,339,245
Enphase Energy, Inc.(a)(b)	56,359	2,513,048
F5, Inc.(a)	99,695	26,393,254
Fair Isaac Corp.(a)	7,132	14,190,398
Fortinet, Inc.(a)(b)	258,929	26,866,473
Gen Digital, Inc.(b)	382,417	9,893,128
GoDaddy, Inc. - Class A(a)	70,869	13,346,759
Informatica, Inc. - Class A(a)	292,255	5,503,162
Intuit, Inc.	14,559	9,135,336
KLA Corp.	9,295	6,531,504
Lam Research Corp.	99,908	7,160,406
Manhattan Associates, Inc.(a)	26,630	4,723,896
Marvell Technology, Inc.	251,697	14,691,554
Microsoft Corp.	20,975	8,290,578
Monolithic Power Systems, Inc.	7,461	4,425,119
Nutanix, Inc. - Class A(a)	260,552	17,899,922
NVIDIA Corp.	100,848	10,984,364
Okta, Inc.(a)	138,538	15,538,422
Palantir Technologies, Inc. - Class A(a)	639,507	75,743,209
Palo Alto Networks, Inc.(a)(b)	63,550	11,879,402

The accompanying notes are an integral part of these financial statements.

54

PACER US LARGE CAP CASH COWS GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
PTC, Inc.(a)	45,725	$7,086,003
QUALCOMM, Inc.	44,307	6,577,817
Roper Technologies, Inc.	19,830	11,106,386
salesforce.com, Inc.	59,177	15,901,452
ServiceNow, Inc.(a)	15,325	14,635,528
Skyworks Solutions, Inc.(b)	57,023	3,665,438
Tyler Technologies, Inc.(a)	18,535	10,070,065
Ubiquiti, Inc.(b)	127,504	41,623,681
Universal Display Corp.	35,544	4,465,393
VeriSign, Inc.(a)	89,492	25,247,483
Workday, Inc. - Class A(a)	38,133	9,342,585
Zoom Communications, Inc. - Class A(a)	160,714	12,461,764
Zscaler, Inc.(a)	43,272	9,786,828
		800,254,305
Materials - 2.0%
CF Industries Holdings, Inc.	114,831	8,999,306
Royal Gold, Inc.	74,558	13,622,492
Southern Copper Corp.	76,396	6,838,970
		29,460,768
Utilities - 0.6%
Clearway Energy, Inc. - Class C	313,388	9,194,804
TOTAL COMMON STOCKS (Cost $1,406,031,491)		1,438,657,078
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(d)	24,106,274	24,106,274
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $24,106,274)		24,106,274
TOTAL INVESTMENTS - 101.6% (Cost $1,430,137,765)		$1,462,763,352
Liabilities in Excess of Other Assets - (1.6)%		(22,342,657)
TOTAL NET ASSETS - 100.0%		$1,440,420,695

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $23,551,438 which represented 1.6% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

55

PACER US SMALL CAP CASH COWS ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
COMMON STOCKS - 97.5%
Communication Services - 8.3%
AMC Networks, Inc. - Class A(a)	354,097	$2,266,221
Cable One, Inc.(b)	51,019	13,635,848
Cars.com, Inc.(a)	654,394	7,617,146
Gray Media, Inc.	899,057	3,011,841
Ibotta, Inc. - Class A(a)(b)	71,800	3,503,840
Interpublic Group of Cos., Inc.	2,178,535	54,724,799
Magnite, Inc.(a)(b)	940,954	11,187,943
Match Group, Inc.(b)	1,797,322	53,308,571
Nexstar Media Group, Inc.(b)	320,188	47,919,336
Omnicom Group, Inc.	1,087,379	82,814,785
Playtika Holding Corp.	566,089	2,983,289
PubMatic, Inc. - Class A(a)	229,643	2,243,612
TEGNA, Inc.	1,769,992	28,726,970
Vimeo, Inc.(a)	649,693	3,274,453
YELP, Inc.(a)	448,243	15,724,364
Ziff Davis, Inc.(a)	445,567	13,157,593
		346,100,611
Consumer Discretionary - 21.0%
Abercrombie & Fitch Co.(a)	428,182	29,724,395
Academy Sports & Outdoors, Inc.(b)	602,221	22,691,687
Adient PLC(a)	960,560	12,151,084
ADT, Inc.	4,431,917	35,543,974
A-Mark Precious Metals, Inc.(b)	193,828	4,721,650
BorgWarner, Inc.	1,496,158	42,460,964
Buckle, Inc.	328,314	11,412,195
Build-A-Bear Workshop, Inc.(b)	72,710	2,565,209
Carter’s, Inc.(b)	385,560	12,742,758
Columbia Sportswear Co.(b)	347,073	21,577,528
Coursera, Inc.(a)	529,965	4,462,305
Crocs, Inc.(a)	590,315	56,918,172
Dillard’s, Inc. - Class A(b)	32,637	11,313,942
Ethan Allen Interiors, Inc.	150,081	4,266,803
Etsy, Inc.(a)	979,439	42,586,008
Everi Holdings, Inc.(a)	752,704	10,575,491
Expedia Group, Inc.	541,706	85,009,923
Figs, Inc. - Class A(a)(b)	862,961	3,477,733
Funko, Inc. - Class A(a)	394,612	1,582,394
Gap, Inc.	2,437,007	53,370,453
GARRETT MOTION, Inc.(b)	1,337,522	12,331,953
GigaCloud Technology, Inc. - Class A(a)(b)	289,027	3,624,399
G-III Apparel Group Ltd.(a)	423,976	10,692,675
Guess?, Inc.(b)	295,600	3,325,500
H&R Block, Inc.(b)	862,964	52,097,137
Harley-Davidson, Inc.(b)	1,259,168	28,230,547
Kontoor Brands, Inc.(b)	350,656	21,091,958
LCI Industries	230,829	17,792,299
Leggett & Platt, Inc.	1,473,626	14,176,282
Levi Strauss & Co. - Class A(b)	1,083,401	17,345,250

	Shares	Value
Lovesac Co.(a)(b)	112,563	$2,189,350
Mattel, Inc.(a)	1,909,506	30,342,050
Perdoceo Education Corp.	402,708	10,116,025
Phinia, Inc.	299,631	12,030,185
PVH Corp.(b)	613,005	42,285,085
Shoe Carnival, Inc.(b)	191,889	3,335,031
Signet Jewelers Ltd.(b)	484,154	28,710,332
Steven Madden Ltd.(b)	429,508	9,019,668
Target Hospitality Corp.(a)	365,105	2,482,714
Thor Industries, Inc.(b)	422,122	30,570,075
Tri Pointe Homes, Inc.(a)	1,028,077	31,613,368
Visteon Corp.(a)	227,497	18,015,488
Wolverine World Wide, Inc.(b)	755,203	9,855,399
		880,427,438
Consumer Staples - 3.6%
Andersons, Inc.	274,365	10,346,304
Cal-Maine Foods, Inc.(b)	361,118	33,717,588
Central Garden & Pet Co.(a)(b)	103,338	3,468,023
Ingredion, Inc.	544,874	72,370,165
Nu Skin Enterprises, Inc. - Class A	538,421	3,408,205
Pilgrim’s Pride Corp.(b)	443,214	24,190,620
USANA Health Sciences, Inc.(a)	109,002	3,061,866
		150,562,771
Energy - 12.0%
Ardmore Shipping Corp.	408,446	3,896,575
Cactus, Inc. - Class A(b)	389,219	14,766,969
ChampionX Corp.	963,670	23,253,357
Chord Energy Corp.	544,974	49,173,004
Civitas Resources, Inc.	975,535	26,583,329
Core Natural Resources, Inc.	253,907	18,334,624
Crescent Energy Co. - Class A	1,920,557	15,902,212
Dorian LPG Ltd.(b)	401,670	8,603,771
Helix Energy Solutions Group, Inc.(a)	1,282,720	7,811,765
HF Sinclair Corp.(b)	1,259,126	37,861,919
International Seaways, Inc.(b)	444,108	15,081,908
Murphy Oil Corp.(b)	1,505,493	30,907,771
NOV, Inc.(b)	4,200,141	48,763,637
Ovintiv, Inc.	2,162,574	72,619,235
Patterson-UTI Energy, Inc.	3,897,657	21,982,785
Peabody Energy Corp.(b)	907,317	11,196,292
ProPetro Holding Corp.(a)	859,794	4,281,774
REX American Resources Corp.(a)	50,449	2,003,834
RPC, Inc.(b)	895,806	4,237,162
Scorpio Tankers, Inc.	442,558	16,680,011
Sitio Royalties Corp. - Class A	872,049	14,789,951
Teekay Corp. Ltd.	618,447	4,459,003
Teekay Tankers Ltd.	270,916	11,532,894
Tidewater, Inc.(a)(b)	385,324	13,944,876
Weatherford International PLC	585,937	24,257,792
		502,926,450

The accompanying notes are an integral part of these financial statements.

56

PACER US SMALL CAP CASH COWS ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - 10.2%
Alkermes PLC(a)(b)	752,720	$21,655,754
AMN Healthcare Services, Inc.(a)	418,304	8,545,951
Amphastar Pharmaceuticals, Inc.(a)	407,642	9,950,541
Avanos Medical, Inc.(a)	357,188	4,482,709
Catalyst Pharmaceuticals, Inc.(a)	719,354	17,473,109
Collegium Pharmaceutical, Inc.(a)	355,631	9,600,259
Cross Country Healthcare, Inc.(a)	335,607	4,547,475
Envista Holdings Corp.(a)	1,148,535	18,468,443
Fortrea Holdings, Inc.(a)	973,194	6,062,999
Harmony Biosciences Holdings, Inc.(a)	420,799	12,400,947
Innoviva, Inc.(a)	604,749	11,302,759
Ironwood Pharmaceuticals, Inc.(a)	1,527,396	1,423,991
Jazz Pharmaceuticals PLC(a)	620,322	72,552,861
Omnicell, Inc.(a)	258,052	8,066,705
Pacira BioSciences, Inc.(a)(b)	494,801	13,310,147
Pediatrix Medical Group, Inc.(a)	847,826	10,919,999
Premier, Inc.(b)	1,055,265	21,474,643
Progyny, Inc.(a)	537,717	12,281,456
Rigel Pharmaceuticals, Inc.(a)	96,147	1,880,635
Semler Scientific, Inc.(a)(b)	44,532	1,439,720
Supernus Pharmaceuticals, Inc.(a)	345,649	11,226,679
United Therapeutics Corp.(a)	221,208	67,045,933
Viatris, Inc.	9,658,260	81,322,549
		427,436,264
Industrials - 19.2%
Alamo Group, Inc.	62,644	10,460,295
Apogee Enterprises, Inc.	166,497	6,604,936
Argan, Inc.	74,539	11,414,157
Array Technologies, Inc.(a)(b)	1,502,970	7,184,197
Atkore, Inc.(b)	311,890	19,920,414
Blue Bird Corp.(a)(b)	221,697	7,730,574
DNOW, Inc.(a)	1,164,311	18,477,615
EMCOR Group, Inc.	216,530	86,763,571
Fluor Corp.(a)	1,137,337	39,681,688
Genco Shipping & Trading Ltd.(b)	314,456	4,075,350
Gibraltar Industries, Inc.(a)	147,246	7,796,676
GMS, Inc.(a)	296,507	21,722,103
Granite Construction, Inc.	273,030	22,194,609
Heidrick & Struggles International, Inc.	180,893	7,058,445
Insteel Industries, Inc.	105,526	3,578,387
Interface, Inc.	371,722	6,988,374
Janus International Group, Inc.(a)(b)	1,022,425	7,034,284
Kennametal, Inc.	577,309	11,245,979
Kforce, Inc.	97,729	3,733,248
Korn/Ferry International	296,925	18,320,272
Lyft, Inc. - Class A(a)(b)	4,013,979	49,773,340
MasTec, Inc.(a)	508,895	64,792,511
Masterbrand, Inc.(a)	996,838	12,111,582
Matson, Inc.(b)	221,867	24,203,471

	Shares	Value
MRC Global, Inc.(a)	936,586	$10,911,227
NEXTracker, Inc. - Class A(a)(b)	708,195	28,759,799
Primoris Services Corp.	358,863	21,521,014
Proto Labs, Inc.(a)	117,252	4,122,580
QXO, Inc.(b)	412,185	5,498,548
Resideo Technologies, Inc.(a)	1,317,894	22,114,261
Shoals Technologies Group, Inc. - Class A(a)	1,375,834	4,966,761
Steelcase, Inc. - Class A	918,774	9,114,238
Sterling Infrastructure, Inc.(a)	216,430	32,341,135
Sun Country Airlines Holdings, Inc.(a)	445,096	4,361,941
Tutor Perini Corp.(a)	483,301	10,371,639
United Airlines Holdings, Inc.(a)	1,193,063	82,106,596
Upwork, Inc.(a)	696,777	9,162,617
V2X, Inc.(a)	154,365	7,681,202
Vestis Corp.	1,255,184	10,995,412
WESCO International, Inc.	389,558	63,482,372
Willdan Group, Inc.(a)	98,496	3,861,043
		804,238,463
Information Technology - 17.4%
Adeia, Inc.	876,898	10,794,614
Arrow Electronics, Inc.(a)	577,120	64,268,083
ASGN, Inc.(a)	338,600	17,058,668
Avnet, Inc.(b)	954,453	44,849,746
Axcelis Technologies, Inc.(a)(b)	137,257	6,722,848
Benchmark Electronics, Inc.	250,490	8,148,440
Cirrus Logic, Inc.(a)	289,081	27,763,339
Clear Secure, Inc. - Class A(b)	730,041	18,017,412
CompoSecure, Inc.(b)	325,242	3,574,410
Daktronics, Inc.(a)(b)	324,742	4,120,976
Digi International, Inc.(a)	196,982	5,357,910
Dropbox, Inc. - Class A(a)(b)	2,143,848	61,206,860
DXC Technology Co.(a)	1,988,571	30,862,622
ePlus, Inc.(a)	237,441	14,806,821
Flex Ltd.(a)	2,468,365	84,763,654
Gen Digital, Inc.	3,251,596	84,118,789
Insight Enterprises, Inc.(a)	244,120	33,756,914
IPG Photonics Corp.(a)	151,427	9,068,963
Knowles Corp.(a)	453,057	7,131,117
LiveRamp Holdings, Inc.(a)	286,079	7,483,827
Mitek Systems, Inc.(a)	279,072	2,310,716
NetScout Systems, Inc.(a)	495,729	10,420,224
OneSpan, Inc.	183,472	2,728,229
PC Connection, Inc.	135,780	8,423,791
Photronics, Inc.(a)	520,881	9,516,496
Plexus Corp.(a)	203,597	24,926,381
RingCentral, Inc. - Class A(a)	884,983	22,567,066
ScanSource, Inc.(a)	240,848	7,945,576
Skyworks Solutions, Inc.(b)	1,112,308	71,499,158
Teradata Corp.(a)	771,541	16,588,131
TSS, Inc./MD(a)(b)	118,380	809,719
Xerox Holdings Corp.(b)	1,254,592	5,532,751
		727,144,251

The accompanying notes are an integral part of these financial statements.

57

PACER US SMALL CAP CASH COWS ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - 5.6%
Alpha Metallurgical Resources, Inc.(a)(b)	120,487	$14,621,098
CF Industries Holdings, Inc.	1,146,924	89,884,434
Commercial Metals Co.(b)	648,532	28,885,615
NewMarket Corp.	55,827	34,350,353
Perimeter Solutions, Inc.(a)	1,165,389	11,805,391
Ramaco Resources, Inc.(b)	285,279	2,875,612
Scotts Miracle-Gro Co.	468,645	23,610,335
SunCoke Energy, Inc.	637,840	5,778,830
Sylvamo Corp.	378,817	22,585,070
		234,396,738
Real Estate - 0.2%
eXp World Holdings, Inc.(b)	927,947	8,499,994
TOTAL COMMON STOCKS (Cost $4,534,972,355)		4,081,732,980
REAL ESTATE INVESTMENT TRUSTS COMMON - 2.4%
Innovative Industrial Properties, Inc.	177,820	9,657,404
NET Lease Office Properties(a)	122,258	3,695,860
WP Carey, Inc.(b)	1,402,687	87,583,776
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $103,055,549)		100,937,040
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(c)	389,539,639	389,539,639
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $389,539,639)		389,539,639
TOTAL INVESTMENTS - 109.2% (Cost $5,027,567,543)		$4,572,209,659
Liabilities in Excess of Other Assets - (9.2)%		(386,539,610)
TOTAL NET ASSETS - 100.0%		$4,185,670,049

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $375,501,508 which represented 9.0% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

58

PACER US SMALL CAP CASH COWS GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 6.8%
Cable One, Inc.	337	$90,070
Cargurus, Inc.(a)	7,563	211,461
Cars.com, Inc.(a)	6,662	77,546
Gogo, Inc.(a)(b)	18,000	136,260
Madison Square Garden Sports Corp.(a)	805	155,019
TEGNA, Inc.	19,905	323,058
YELP, Inc.(a)	4,470	156,807
Ziff Davis, Inc.(a)	2,407	71,079
		1,221,300
Consumer Discretionary - 8.4%
Adtalem Global Education, Inc.(a)	3,857	409,613
Buckle, Inc.	3,906	135,772
Etsy, Inc.(a)	2,797	121,614
Frontdoor, Inc.(a)	3,536	145,365
Kontoor Brands, Inc.	1,685	101,353
Monarch Casino & Resort, Inc.	3,404	266,159
Perdoceo Education Corp.	10,186	255,872
Tri Pointe Homes, Inc.(a)	2,277	70,018
		1,505,766
Consumer Staples - 6.1%
Cal-Maine Foods, Inc.(b)	3,831	357,701
National Beverage Corp.	2,714	120,502
Simply Good Foods Co.(a)	8,186	295,596
Tootsie Roll Industries, Inc.	6,064	194,049
WD-40 Co.	497	113,495
		1,081,343
Energy - 4.4%
Cactus, Inc. - Class A	2,426	92,043
Core Natural Resources, Inc.	992	71,632
Crescent Energy Co. - Class A	18,460	152,849
Dorian LPG Ltd.	2,383	51,044
Innovex International, Inc.(a)	13,516	204,092
International Seaways, Inc.	1,870	63,505
Magnolia Oil & Gas Corp. - Class A	5,206	106,879
Tidewater, Inc.(a)(b)	1,265	45,780
		787,824
Health Care - 27.4%(c)
ACADIA Pharmaceuticals, Inc.(a)	15,717	229,468
ADMA Biologics, Inc.(a)(b)	7,394	175,977
Alkermes PLC(a)	8,510	244,833
Amphastar Pharmaceuticals, Inc.(a)	2,134	52,091
Avanos Medical, Inc.(a)	4,185	52,522
Catalyst Pharmaceuticals, Inc.(a)	11,626	282,395
Certara, Inc.(a)	14,110	195,565
Collegium Pharmaceutical, Inc.(a)	2,658	71,753
Corcept Therapeutics, Inc.(a)(b)	10,560	759,053
Dynavax Technologies Corp.(a)	21,834	256,549
Harmony Biosciences Holdings, Inc.(a)	4,071	119,972
Innoviva, Inc.(a)	7,224	135,017
Krystal Biotech, Inc.(a)	686	116,538

	Shares	Value
LeMaitre Vascular, Inc.	2,161	$196,089
Ligand Pharmaceuticals, Inc.(a)	2,441	268,168
Merit Medical Systems, Inc.(a)	2,017	190,506
Mesa Laboratories, Inc.	1,523	175,526
Omnicell, Inc.(a)	3,052	95,405
Pacira BioSciences, Inc.(a)	21,443	576,817
Premier, Inc.(b)	6,188	125,926
Prestige Brands Holdings, Inc.(a)	2,956	240,116
Progyny, Inc.(a)	7,022	160,382
Supernus Pharmaceuticals, Inc.(a)	3,845	124,886
Teleflex, Inc.(b)	388	53,175
		4,898,729
Industrials - 22.0%
Arcosa, Inc.	1,512	121,066
Armstrong World Industries, Inc.	2,089	302,947
Brady Corp. - Class A	2,180	153,232
CSW Industrials, Inc.	406	126,867
DNOW, Inc.(a)	20,243	321,256
Enerpac Tool Group Corp.	5,446	219,855
Enpro, Inc.	1,397	208,712
Hayward Holdings, Inc.(a)	10,817	144,191
Kadant, Inc.(b)	756	223,020
Liquidity Services, Inc.(a)	16,286	517,569
Matson, Inc.	1,472	160,581
Mueller Water Products, Inc. - Class A	10,478	274,943
OPENLANE, Inc.(a)	16,290	301,528
Proto Labs, Inc.(a)	9,503	334,125
SPX Technologies, Inc.(a)	843	113,088
Verra Mobility Corp.(a)	4,529	98,732
Vestis Corp.	8,975	78,621
Zurn Elkay Water Solutions Corp.	6,692	227,260
		3,927,593
Information Technology - 22.0%
A10 Networks, Inc.	27,828	458,605
ACI Worldwide, Inc.(a)	4,712	251,432
Adeia, Inc.	22,958	282,613
Agilysys, Inc.(a)	972	72,268
Alarm.com Holdings, Inc.(a)	2,604	139,574
Axcelis Technologies, Inc.(a)	864	42,319
Badger Meter, Inc.	894	197,413
BlackLine, Inc.(a)	3,042	143,674
Box, Inc. - Class A(a)(b)	5,409	168,869
Clear Secure, Inc. - Class A	3,385	83,542
CTS Corp.	2,774	105,634
Digi International, Inc.(a)(b)	6,506	176,963
DigitalOcean Holdings, Inc.(a)(b)	6,995	216,145
DoubleVerify Holdings, Inc.(a)	4,923	65,279
Impinj, Inc.(a)	620	57,121
InterDigital, Inc.(b)	2,249	452,049
Knowles Corp.(a)	7,174	112,919
LiveRamp Holdings, Inc.(a)	9,786	256,002
NetScout Systems, Inc.(a)	9,407	197,735
Photronics, Inc.(a)	4,154	75,893

The accompanying notes are an integral part of these financial statements.

59

PACER US SMALL CAP CASH COWS GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Progress Software Corp.	2,402	$144,024
Qorvo, Inc.(a)	861	61,708
SPS Commerce, Inc.(a)	509	73,047
Teradata Corp.(a)	4,302	92,493
		3,927,321
Materials - 2.0%
Alpha Metallurgical Resources, Inc.(a)	430	52,181
Balchem Corp.	937	146,687
FMC Corp.	1,337	56,047
Sylvamo Corp.	1,756	104,693
		359,608
Utilities - 0.8%
Clearway Energy, Inc. - Class C	5,076	148,930
TOTAL COMMON STOCKS (Cost $18,272,401)		17,858,414
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(d)	2,388,627	2,388,627
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,388,627)		2,388,627
TOTAL INVESTMENTS - 113.3% (Cost $20,661,028)		$20,247,041
Liabilities in Excess of Other Assets - (13.3)%		(2,373,403)
TOTAL NET ASSETS - 100.0%		$17,873,638

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $2,283,742 which represented 12.8% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

60

Pacer WealthShield ETF
Schedule of Investments
April 30, 2025

	Par	Value
U.S. TREASURY SECURITIES - 98.5%
United States Treasury Note/Bond
3.00%, 05/15/2045	$ 263,000	$203,609
2.88%, 08/15/2045	348,000	263,066
3.00%, 11/15/2045	227,000	174,817
2.50%, 02/15/2046	441,000	309,036
2.50%, 05/15/2046	426,000	297,526
2.25%, 08/15/2046	584,000	386,649
2.88%, 11/15/2046	245,000	182,434
3.00%, 02/15/2047	516,000	391,888
3.00%, 05/15/2047	394,000	298,655
2.75%, 08/15/2047	572,000	412,667
2.75%, 11/15/2047	576,000	414,518
3.00%, 02/15/2048	657,000	494,123
3.13%, 05/15/2048	698,000	536,001
3.00%, 08/15/2048	772,000	577,839
3.38%, 11/15/2048	787,000	630,077
3.00%, 02/15/2049	835,000	622,548
2.88%, 05/15/2049	810,000	588,294
2.25%, 08/15/2049	768,000	487,680
2.38%, 11/15/2049	718,000	467,583
2.00%, 02/15/2050	899,000	535,256
1.25%, 05/15/2050	1,055,000	514,972
1.38%, 08/15/2050	1,188,000	594,116
1.63%, 11/15/2050	1,170,000	625,447
1.88%, 02/15/2051	1,307,000	744,709
2.38%, 05/15/2051	1,312,000	843,678
2.00%, 08/15/2051	1,304,000	762,789
1.88%, 11/15/2051	1,217,000	687,058
2.25%, 02/15/2052	1,111,000	688,907
2.88%, 05/15/2052	1,049,000	749,174
3.00%, 08/15/2052	1,000,000	732,852
4.00%, 11/15/2052	1,005,000	893,272
3.63%, 02/15/2053	999,000	828,585
3.63%, 05/15/2053	1,004,000	832,418
4.13%, 08/15/2053	1,111,000	1,008,493
4.75%, 11/15/2053	1,164,000	1,172,844
4.25%, 02/15/2054	1,217,000	1,129,100
4.63%, 05/15/2054	1,218,000	1,203,489
4.25%, 08/15/2054	1,218,000	1,131,788
4.50%, 11/15/2054	1,218,000	1,181,460
4.63%, 02/15/2055	1,217,000	1,206,256
TOTAL U.S. TREASURY SECURITIES (Cost $25,792,735)		25,805,673

	Share	Value
COMMON STOCKS - 0.0%(a)
Health Care - 0.0%(a)
ABIOMED INC(b)(c)	64(d)	$0(d)
TOTAL COMMON STOCKS (Cost $0)		0(d)
TOTAL INVESTMENTS - 98.5% (Cost $25,792,735)		$25,805,673
Other Assets in Excess of Liabilities - 1.5%		379,732
TOTAL NET ASSETS - 100.0%		$26,185,405

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Represents less than 0.05% of net assets.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2025.

(c)	Non-income producing security.
(d)	Rounds to zero.
The accompanying notes are an integral part of these financial statements.

61

Pacer Funds
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025

	Pacer Cash Cows Fund of Funds ETF	Pacer CFRA- Stovall Equal Weight Seasonal Rotation ETF	Pacer Data & Infrastructure Real Estate ETF	Pacer Data and Digital Revolution ETF	Pacer Developed Markets International Cash Cows 100 ETF
ASSETS:
Investments in unaffiliated securities, at value	$2,212,350	$22,194,076	$456,607,163	$63,698,348	$1,083,128,498
Investments in affiliated securities, at value	82,907,581	—	—	—	—
Cash - interest bearing deposit account	15,682	4,947	435,456	28,221	718,954
Security lending income receivable	4,364	275	19,770	772	14,222
Interest receivable	37	42	804	159	5,007
Receivable for investments sold	—	20,613,493	—	—	87,546
Receivable for fund shares sold	—	—	36,952,144	—	—
Dividends receivable	—	8,560	452,431	2,879	4,468,011
Dividend tax reclaims receivable	—	93	—	3,884	2,341,869
Total assets	85,140,014	42,821,486	494,467,768	63,734,263	1,090,764,107
LIABILITIES:
Payable upon return of securities loaned	2,212,350	1,817,130	24,545,995	9,220,919	39,814,960
Payable to adviser	9,985	10,182	172,177	25,470	550,411
Payable for investments purchased	—	20,379,096	34,137,659	—	—
Payable for capital shares redeemed	—	—	3,028,400	—	—
Payable to custodian foreign currency, at value	—	—	404	—	366,191
Total liabilities	2,222,335	22,206,408	61,884,635	9,246,389	40,731,562
NET ASSETS	$82,917,679	$20,615,078	$432,583,133	$54,487,874	$1,050,032,545
Net Assets Consists of:
Paid-in capital	$81,599,116	$50,124,770	$739,405,092	$52,348,192	$1,057,508,981
Total distributable earnings/ (accumulated losses)	1,318,563	(29,509,692)	(306,821,959)	2,139,682	(7,476,436)
Total net assets	$82,917,679	$20,615,078	$432,583,133	$54,487,874	$1,050,032,545
Net assets	$82,917,679	$20,615,078	$432,583,133	$54,487,874	$1,050,032,545
Shares issued and outstanding(a)	2,250,000	600,000	14,050,000	1,180,000	33,050,000
Net asset value per share	$36.85	$34.36	$30.79	$46.18	$31.77
Cost:
Investments in unaffiliated securities, at cost	$2,212,350	$22,196,226	$456,315,232	$60,554,743	$1,041,111,714
Investments in affiliated securities, at cost	$481,413,022	$—	$—	$—	$—
Proceeds:
Foreign currency proceeds	$—	$—	$—	$—	$356,505
Loaned Securities:
at value (included in investments)	$2,146,130	$—	$24,621,790	$8,948,031	$37,420,295

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

62

Pacer Funds
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025(Continued)

	Pacer Emerging Markets Cash Cows 100 ETF	Pacer Global Cash Cows Dividend ETF	Pacer Industrial Real Estate ETF	Pacer Industrials and Logistics ETF	Pacer Lunt Large Cap Alternator ETF
ASSETS:
Investments, at value	$86,872,877	$2,414,935,254	$149,070,059	$1,038,043	$134,931,385
Dividends receivable	428,928	11,232,792	301,561	1,435	96,965
Cash - interest bearing deposit account	176,570	6,789,050	171,594	918	107,337
Dividend tax reclaims receivable	2,918	5,070,858	228,828	1,932	—
Security lending income receivable	689	62,759	928	7	679
Interest receivable	450	9,252	464	2	283
Foreign currency, at value	—	3,542	15,570	1	—
Total assets	87,482,432	2,438,103,507	149,789,004	1,042,338	135,136,649
LIABILITIES:
Payable upon return of securities loaned	6,685,444	246,898,987	11,445,441	20,303	5,906,003
Payable to adviser	47,980	1,041,930	60,898	489	63,096
Payable for investments purchased	—	646,466	58	—	—
Total liabilities	6,733,424	248,587,383	11,506,397	20,792	5,969,099
NET ASSETS	$80,749,008	$2,189,516,124	$138,282,607	$1,021,546	$129,167,550
Net Assets Consists of:
Paid-in capital	$86,445,077	$2,120,415,976	$215,055,907	$994,800	$391,394,375
Total distributable earnings/ (accumulated losses)	(5,696,069)	69,100,148	(76,773,300)	26,746	(262,226,825)
Total net assets	$80,749,008	$2,189,516,124	$138,282,607	$1,021,546	$129,167,550
Net assets	$80,749,008	$2,189,516,124	$138,282,607	$1,021,546	$129,167,550
Shares issued and outstanding(a)	3,950,000	59,600,000	3,850,000	40,000	3,800,000
Net asset value per share	$20.44	$36.74	$35.92	$25.54	$33.99
Cost:
Investments, at cost	$85,520,169	$2,272,216,525	$161,688,555	$1,009,273	$138,809,404
Foreign currency, at cost	$—	$—	$15,369	$—	$—
Loaned Securities:
at value (included in investments)	$6,451,257	$239,182,697	$11,263,261	$19,804	$5,774,145

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

63

Pacer Funds
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025(Continued)

	Pacer Lunt Large Cap Multi-Factor Alternator ETF	Pacer Lunt MidCap Multi-Factor Alternator ETF	Pacer MSCI World Industry Advantage ETF	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	Pacer Nasdaq International Patent Leaders ETF
ASSETS:
Investments, at value	$296,829,289	$79,464,205	$899,102	$4,205,728	$9,700,742
Receivable for investments sold	2,323,427	—	—	—	—
Dividends receivable	333,509	32,825	883	65	12,485
Cash - interest bearing deposit account	191,335	107,731	1,191	1,745	8,553
Security lending income receivable	1,203	931	10	50	—
Interest receivable	400	151	2	8	302
Dividend tax reclaims receivable	—	—	180	—	3,237
Foreign currency, at value	—	—	1	—	44
Total assets	299,679,163	79,605,843	901,369	4,207,596	9,725,363
LIABILITIES:
Payable upon return of securities loaned	7,082,995	16,117,748	92,714	550,867	—
Payable for capital shares redeemed	2,339,620	—	—	—	—
Payable to adviser	143,851	31,232	414	1,164	3,658
Payable for investments purchased	—	—	—	—	67
Total liabilities	9,566,466	16,148,980	93,128	552,031	3,725
NET ASSETS	$290,112,697	$63,456,863	$808,241	$3,655,565	$9,721,638
Net Assets Consists of:
Paid-in capital	$363,386,576	$80,855,342	$869,859	$3,772,805	$9,298,088
Total distributable earnings/ (accumulated losses)	(73,273,879)	(17,398,479)	(61,618)	(117,240)	423,550
Total net assets	$290,112,697	$63,456,863	$808,241	$3,655,565	$9,721,638
Net assets	$290,112,697	$63,456,863	$808,241	$3,655,565	$9,721,638
Shares issued and outstanding(a)	6,200,000	1,550,000	40,000	180,000	460,000
Net asset value per share	$46.79	$40.94	$20.21	$20.31	$21.13
Cost:
Investments, at cost	$305,033,535	$82,829,498	$946,940	$4,217,240	$9,291,300
Loaned Securities:
at value (included in investments)	$6,932,796	$15,560,720	$90,760	$537,571	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

64

Pacer Funds
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025(Continued)

	Pacer Pacific Asset Floating Rate High Income ETF	Pacer Trendpilot® 100 ETF	Pacer Trendpilot® European Index ETF	Pacer Trendpilot® Fund of Funds ETF	Pacer Trendpilot® International ETF
ASSETS:
Investments in unaffiliated securities, at value	$472,790,021	$1,205,084,677	$29,893,505	$2,933,115	$144,213,837
Investments in affiliated securities, at value	—	—	—	55,672,643	—
Cash - interest bearing deposit account	21,914,800	23,526,686	182,674	86,322	3,368,624
Receivable for investments sold	20,926,482	—	9	—	—
Interest receivable	2,861,656	36,648	1,355	189	36,222
Security lending income receivable	5,352	1,209	469	5,174	4,831
Dividends receivable	—	1,502	45,015	—	331,374
Dividend tax reclaims receivable	—	—	351,406	—	231,950
Foreign currency, at value	—	—	228	—	—
Total assets	518,498,311	1,228,650,722	30,474,661	58,697,443	148,186,838
LIABILITIES:
Payable for investments purchased	35,508,154	—	—	—	—
Payable upon return of securities loaned	11,678,926	—	—	2,933,115	—
Payable to adviser	234,886	657,904	16,063	6,754	82,284
Payable to custodian foreign currency, at value	—	—	—	—	356,101
Payable for expense and other liabilities	57	—	—	—	—
Total liabilities	47,422,023	657,904	16,063	2,939,869	438,385
NET ASSETS	$471,076,288	$1,227,992,818	$30,458,598	$55,757,574	$147,748,453
Net Assets Consists of:
Paid-in capital	$482,498,350	$1,306,087,685	$76,473,182	$55,105,216	$181,250,702
Total distributable earnings/ (accumulated losses)	(11,422,062)	(78,094,867)	(46,014,584)	652,358	(33,502,249)
Total net assets	$471,076,288	$1,227,992,818	$30,458,598	$55,757,574	$147,748,453
Net assets	$471,076,288	$1,227,992,818	$30,458,598	$55,757,574	$147,748,453
Shares issued and outstanding(a)	10,110,000	18,250,000	1,150,000	1,800,000	5,400,000
Net asset value per share	$46.60	$67.29	$26.49	$30.98	$27.36
Cost:
Investments in unaffiliated securities, at cost	$478,763,191	$1,205,124,905	$29,439,817	$2,933,115	$144,204,696
Investments in affiliated securities, at cost	$—	$—	$—	$54,150,794	$—
Foreign currency, at cost	$—	$—	$246	$—	$—
Proceeds:
Foreign currency proceeds	$—	$—	$—	$—	$355,675
Loaned Securities:
at value (included in investments)	$11,384,341	$—	$—	$2,865,927	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

65

Pacer Funds
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025(Continued)

	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Mid Cap ETF	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows Growth ETF
ASSETS:
Investments, at value	$159,309,958	$3,174,874,897	$419,171,094	$21,128,480,287	$80,248,313
Receivable for investments sold	9,353,487	—	—	61,961,549	—
Interest receivable	2,038,045	141,381	9,849	28,238	181
Cash - interest bearing deposit account	655,032	40,084,200	4,262,148	23,838,047	35,899
Security lending income receivable	115	5,427	—	22,558	878
Receivable for fund shares sold	—	4,863,603	—	—	—
Dividends receivable	—	109,417	—	26,002,748	26,293
Dividend tax reclaims receivable	—	—	—	508,988	—
Total assets	171,356,637	3,220,078,925	423,443,091	21,240,842,415	80,311,564
LIABILITIES:
Payable for investments purchased	9,776,599	4,805,995	—	—	—
Payable to adviser	78,948	1,585,857	202,525	8,540,944	33,986
Payable for capital shares redeemed	—	—	—	62,328,240	—
Payable upon return of securities loaned	—	—	—	204,294,909	9,133,796
Total liabilities	9,855,547	6,391,852	202,525	275,164,093	9,167,782
NET ASSETS	$161,501,090	$3,213,687,073	$423,240,566	$20,965,678,322	$71,143,782
Net Assets Consists of:
Paid-in capital	$422,432,847	$3,486,786,765	$519,155,741	$23,835,936,811	$79,631,529
Total accumulated losses	(260,931,757)	(273,099,692)	(95,915,175)	(2,870,258,489)	(8,487,747)
Total net assets	$161,501,090	$3,213,687,073	$423,240,566	$20,965,678,322	$71,143,782
Net assets	$161,501,090	$3,213,687,073	$423,240,566	$20,965,678,322	$71,143,782
Shares issued and outstanding(a)	8,100,000	66,050,000	12,200,000	403,650,000	1,600,000
Net asset value per share	$19.94	$48.66	$34.69	$51.94	$44.46
Cost:
Investments, at cost	$158,167,899	$3,174,937,244	$419,186,951	$21,688,180,404	$79,316,779
Loaned Securities:
at value (included in investments)	$—	$—	$—	$198,417,681	$8,996,759

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

66

Pacer Funds
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025(Continued)

	Pacer US Export Leaders ETF	Pacer US Large Cap Cash Cows Growth Leaders ETF	Pacer US Small Cap Cash Cows ETF	Pacer US Small Cap Cash Cows Growth Leaders ETF	Pacer WealthShield ETF
ASSETS:
Investments, at value	$43,599,374	$1,462,763,352	$4,572,209,659	$20,247,041	$25,805,673
Cash - interest bearing deposit account	18,935	1,627,625	3,435,441	10,218	255,324
Dividends receivable	3,554	506,214	1,746,425	13,631	—
Dividend tax reclaims receivable	518	—	—	—	—
Security lending income receivable	376	3,916	29,862	225	—
Interest receivable	185	4,164	7,762	31	345,398
Receivable for investments sold	—	—	26,679,736	—	25,928,066
Receivable for fund shares sold	—	7,142,580	—	—	—
Total assets	43,622,942	1,472,047,851	4,604,108,885	20,271,146	52,334,461
LIABILITIES:
Payable upon return of securities loaned	3,082,328	24,106,274	389,539,639	2,388,627	—
Payable to adviser	19,943	499,742	2,125,172	8,881	11,625
Payable for investments purchased	—	7,021,140	—	—	26,137,431
Payable for capital shares redeemed	—	—	26,774,025	—	—
Total liabilities	3,102,271	31,627,156	418,438,836	2,397,508	26,149,056
NET ASSETS	$40,520,671	$1,440,420,695	$4,185,670,049	$17,873,638	$26,185,405
Net Assets Consists of:
Paid-in capital	$44,203,604	$1,449,165,389	$6,087,659,754	$20,339,437	$51,153,682
Total accumulated losses	(3,682,933)	(8,744,694)	(1,901,989,705)	(2,465,799)	(24,968,277)
Total net assets	$40,520,671	$1,440,420,695	$4,185,670,049	$17,873,638	$26,185,405
Net assets	$40,520,671	$1,440,420,695	$4,185,670,049	$17,873,638	$26,185,405
Shares issued and outstanding(a)	900,000	45,375,000	117,250,000	775,000	850,000
Net asset value per share	$45.02	$31.74	$35.70	$23.06	$30.81
Cost:
Investments, at cost	$44,839,609	$1,430,137,765	$5,027,567,543	$20,661,028	$25,792,735
Loaned Securities:
at value (included in investments)	$3,003,415	$23,551,438	$375,501,508	$2,283,742	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

67

Pacer Funds
STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2025

	Pacer Cash Cows Fund of Funds ETF	Pacer CFRA- Stovall Equal Weight Seasonal Rotation ETF	Pacer Data & Infrastructure Real Estate ETF	Pacer Data and Digital Revolution ETF	Pacer Developed Markets International Cash Cows 100 ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$—	$586,609	$11,715,494	$338,365	$54,460,850
Dividend income from affiliated securities	2,184,337	—	—	—	—
Less: Dividend withholding taxes	—	(141)	(653,481)	(4,300)	(5,207,747)
Less: Issuance fees	—	(26)	(14,342)	(48)	(217,897)
Interest income	2,330	1,402	22,875	1,703	143,506
Securities lending income	30,204	5,873	241,173	2,823	293,523
Total investment income	2,216,871	593,717	11,311,719	338,543	49,472,235
EXPENSES:
Investment advisory fee	137,509	197,718	2,616,290	273,845	8,239,472
Total expenses	137,509	197,718	2,616,290	273,845	8,239,472
Expense reimbursement by Adviser	—	—	(218,024)	—	—
Net expenses	137,509	197,718	2,398,266	273,845	8,239,472
Net investment income	2,079,362	395,999	8,913,453	64,698	41,232,763
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	2	(1,934,212)	(24,056,210)	1,109,599	23,235,260
Investments in affiliated securities	4,062,941	—	—	—	—
Foreign currency translation	—	—	29,004	(1,769)	161,822
Net realized gain (loss)	4,062,943	(1,934,212)	(24,027,355)	1,107,831	23,397,082
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	4,420	6,247	93,264,616	1,552,714	(20,461,460)
Investments in affiliated securities	(5,807,143)	—	—	—	—
Foreign currency translation	—	—	(606)	366	463,978
Net change in unrealized appreciation (depreciation)	(5,802,723)	6,247	93,264,010	1,553,080	(19,997,482)
Net realized and unrealized gain (loss)	(1,739,780)	(1,927,965)	69,236,655	2,660,911	3,399,600
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$339,582	$(1,531,966)	$78,150,108	$2,725,609	$44,632,363

The accompanying notes are an integral part of these financial statements.

68

Pacer Funds
STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2025(Continued)

	Pacer Emerging Markets Cash Cows 100 ETF	Pacer Global Cash Cows Dividend ETF	Pacer Industrial Real Estate ETF	Pacer Industrials and Logistics ETF	Pacer Lunt Large Cap Alternator ETF
INVESTMENT INCOME:
Dividend income	$5,571,723	$108,512,006	$6,707,826	$28,922	$3,968,097
Less: Dividend withholding taxes	(588,054)	(7,930,886)	(271,034)	(3,495)	—
Less: Issuance fees	(31,912)	(449,683)	—	(24)	—
Interest income	9,631	199,476	11,360	68	7,974
Securities lending income	8,585	542,920	11,994	22	11,637
Other income	—	19	—	—	—
Total investment income	4,969,973	100,873,852	6,460,146	25,493	3,987,708
EXPENSES:
Investment advisory fee	689,171	12,058,839	1,094,155	6,483	1,187,662
Total expenses	689,171	12,058,839	1,094,155	6,483	1,187,662
Expense reimbursement by Adviser	—	—	(91,180)	—	—
Net expenses	689,171	12,058,839	1,002,975	6,483	1,187,662
Net investment income	4,280,802	88,815,013	5,457,171	19,010	2,800,046
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	6,465,629	55,246,088	(286,254)	10,890	14,483,981
Distributions received from other investment companies	—	—	3,673	—	—
Foreign currency translation	10,592	(243,552)	11,886	(410)	—
Net realized gain (loss)	6,476,221	55,002,536	(270,695)	10,480	14,483,981
Net change in unrealized appreciation (depreciation) on:
Investments	(4,418,716)	80,336,009	6,556,442	(35,390)	(4,389,021)
Foreign currency translation	4,164	469,953	30,363	225	—
Net change in unrealized appreciation (depreciation)	(4,414,552)	80,805,962	6,586,805	(35,165)	(4,389,021)
Net realized and unrealized gain (loss)	2,061,669	135,808,498	6,316,110	(24,685)	10,094,960
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,342,471	$224,623,511	$11,773,281	$(5,675)	$12,895,006

The accompanying notes are an integral part of these financial statements.

69

Pacer Funds
STATEMENTS OF OPERATIONS
April 30, 2025(Continued)

	For the Year Ended April 30, 2025		For the Period Ended April 30, 2025
	Pacer Lunt Large Cap Multi-Factor Alternator ETF	Pacer Lunt MidCap Multi-Factor Alternator ETF	Pacer MSCI World Industry Advantage ETF(a)	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF(b)	Pacer Nasdaq International Patent Leaders ETF(a)
INVESTMENT INCOME:
Dividend income	$5,405,967	$1,169,795	$6,428	$9,795	$29,892
Less: Dividend withholding taxes	—	(668)	(355)	(59)	(4,459)
Less: Issuance fees	—	(10)	—	—	—
Interest income	13,676	2,780	23	97	421
Securities lending income	14,741	14,260	22	124	1
Total investment income	5,434,384	1,186,157	6,118	9,957	25,855
EXPENSES:
Investment advisory fee	2,041,870	391,050	3,374	7,373	6,507
Total expenses	2,041,870	391,050	3,374	7,373	6,507
Net investment income	3,392,514	795,107	2,744	2,584	19,348
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	38,204,437	688,794	55,898	(16,259)	(225)
Foreign currency translation	—	—	(133)	—	(3,208)
Net realized gain (loss)	38,204,437	688,794	55,765	(16,259)	(2,983)
Net change in unrealized appreciation (depreciation) on:
Investments	(23,082,113)	(6,259,429)	(47,838)	(11,512)	409,442
Foreign currency translation	—	—	19	—	77
Net change in unrealized appreciation (depreciation)	(23,082,113)	(6,259,429)	(47,819)	(11,512)	409,519
Net realized and unrealized gain (loss)	15,122,324	(5,570,635)	7,946	(27,771)	406,536
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,514,838	$(4,775,528)	$10,690	$(25,187)	$425,884

(a)	Inception date of Fund was September 16, 2024.
(b)	Inception date of Fund was August 19, 2024.
The accompanying notes are an integral part of these financial statements.

70

Pacer Funds
STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2025(Continued)

	Pacer Pacific Asset Floating Rate High Income ETF	Pacer Trendpilot® 100 ETF	Pacer Trendpilot® European Index ETF	Pacer Trendpilot® Fund of Funds ETF	Pacer Trendpilot® International ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$122,438	$5,745,898	$1,035,177	$—	$4,026,015
Dividend income from affiliated securities	—	—	—	1,259,586	—
Less: Dividend withholding taxes	—	(10,818)	(105,335)	—	(354,146)
Less: Issuance fees	—	(1,624)	(9,502)	—	(39,675)
Interest income	32,937,322	29,360,418	62,957	1,916	330,222
Securities lending income	10,255	94,388	33,930	15,534	137,152
Other income	625	—	—	—	—
Total investment income	33,070,640	35,188,262	1,017,227	1,277,036	4,099,568
EXPENSES:
Investment advisory fee	2,402,137	8,453,696	205,776	79,452	960,254
Total expenses	2,402,137	8,453,696	205,776	79,452	960,254
Net investment income	30,668,503	26,734,566	811,451	1,197,584	3,139,314
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(3,000,384)	136,154,749	(3,651,150)	3	15,174,908
Investments in affiliated securities	—	—	—	656,338	—
Foreign currency translation	—	—	(131,039)	—	(319,053)
Net realized gain (loss)	(3,000,384)	136,154,749	3,520,111	656,341	14,855,855
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(8,678,270)	(149,512,111)	(2,499,177)	—	(18,273,951)
Investments in affiliated securities	—	—	—	(248,009)	—
Foreign currency translation	—	—	13,715	—	31,193
Net change in unrealized appreciation (depreciation)	(8,678,270)	(149,512,111)	(2,485,462)	(248,009)	(18,242,758)
Net realized and unrealized gain (loss)	(11,678,654)	(13,357,362)	1,034,649	408,332	(3,386,903)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,989,849	$13,377,204	$1,846,100	$1,605,916	$(247,589)

The accompanying notes are an integral part of these financial statements.

71

Pacer Funds
STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2025(Continued)

	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Mid Cap ETF	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows Growth ETF
INVESTMENT INCOME:
Dividend income	$—	$39,194,724	$5,315,867	$601,921,010	$693,976
Less: Dividend withholding taxes	—	(8,921)	(3,586)	—	—
Less: Issuance fees	—	(332)	(73)	(7,614)	(26)
Interest income	10,680,091	12,551,917	2,431,331	1,161,875	2,357
Securities lending income	68,225	68,770	71,860	749,256	8,323
Other income	135	—	—	—	—
Total investment income	10,748,451	51,806,158	7,815,399	603,824,527	704,630
EXPENSES:
Investment advisory fee	1,007,690	18,954,179	2,530,329	119,347,209	395,929
Total expenses	1,007,690	18,954,179	2,530,329	119,347,209	395,929
Net investment income	9,740,761	32,851,979	5,285,070	484,477,318	308,701
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(675,094)	525,578,640	37,488,719	1,067,700,982	7,612,281
Net realized gain (loss)	(675,094)	525,578,640	37,488,719	1,067,700,982	7,612,281
Net change in unrealized appreciation (depreciation) on:
Investments	220,612	(410,553,943)	(31,960,626)	(2,471,540,844)	(3,658,084)
Net change in unrealized appreciation (depreciation)	220,612	(410,553,943)	(31,960,626)	(2,471,540,844)	(3,658,084)
Net realized and unrealized gain (loss)	(454,482)	115,024,697	5,528,093	(1,403,839,862)	3,954,197
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,286,279	$147,876,676	$10,813,163	$(919,362,544)	$4,262,898

The accompanying notes are an integral part of these financial statements.

72

Pacer Funds
STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2025(Continued)

	Pacer US Export Leaders ETF	Pacer US Large Cap Cash Cows Growth Leaders ETF	Pacer US Small Cap Cash Cows ETF	Pacer US Small Cap Cash Cows Growth Leaders ETF	Pacer WealthShield ETF
INVESTMENT INCOME:
Dividend income	$638,430	$4,371,432	$141,670,135	$161,255	$216,800
Less: Dividend withholding taxes	(352)	—	—	—	(22)
Less: Issuance fees	(69)	—	—	—	—
Interest income	1,982	27,726	381,449	741	313,248
Securities lending income	8,433	10,148	828,403	878	2,633
Total investment income	648,424	4,409,306	142,879,987	162,874	532,659
EXPENSES:
Investment advisory fee	358,954	2,377,762	48,256,741	98,050	122,520
Total expenses	358,954	2,377,762	48,256,741	98,050	122,520
Net investment income	289,470	2,031,544	94,623,246	64,824	410,139
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	5,109,168	(13,965,841)	(951,870,472)	(195,515)	3,033,255
Net realized gain (loss)	5,109,168	(13,965,841)	(951,870,472)	(195,515)	3,033,255
Net change in unrealized appreciation (depreciation) on:
Investments	(6,359,555)	29,885,244	(741,547,757)	(445,993)	(1,038,458)
Net change in unrealized appreciation (depreciation)	(6,359,555)	29,885,244	(741,547,757)	(445,993)	(1,038,458)
Net realized and unrealized gain (loss)	(1,250,387)	15,919,403	(1,693,418,229)	(641,508)	1,994,797
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(960,917)	$17,950,947	$(1,598,794,983)	$(576,684)	$2,404,936

The accompanying notes are an integral part of these financial statements.

73

Pacer Funds
Statements of Changes in Net Assets

	Pacer Cash Cows Fund of Funds ETF		Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
	Year Ended April 30,		Year Ended April 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$2,079,362	$1,922,799	$395,999	$599,921
Net realized gain (loss)	4,062,943	2,476,494	(1,934,212)	(1,278,799)
Net change in unrealized appreciation (depreciation)	(5,802,723)	6,775,878	6,247	(1,964)
Net increase (decrease) in net assets from operations	339,582	11,175,171	(1,531,966)	(680,842)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,079,362)	(1,930,615)	(381,571)	(614,377)
From return of capital	(11,498)	(3,388)	—	—
Total distributions to shareholders	(2,090,860)	(1,934,003)	(381,571)	(614,377)
CAPITAL TRANSACTIONS:
Subscriptions	21,048,080	55,741,170	—	28,483,050
Redemptions	(30,416,545)	(19,563,140)	(16,611,710)	(66,727,240)
Net increase (decrease) in net assets from capital transactions	(9,368,465)	36,178,030	(16,611,710)	(38,244,190)
Net increase (decrease) in net assets	(11,119,743)	45,419,198	(18,525,247)	(39,539,409)
NET ASSETS:
Beginning of the year	94,037,422	48,618,224	39,140,325	78,679,734
End of the year	$82,917,679	$94,037,422	$20,615,078	$39,140,325
SHARES TRANSACTIONS
Subscriptions	550,000	1,600,000	—	750,000
Redemptions	(800,000)	(550,000)	(450,000)	(1,850,000)
Total increase (decrease) in shares outstanding	(250,000)	1,050,000	(450,000)	(1,100,000)

The accompanying notes are an integral part of these financial statements.

74

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Data & Infrastructure Real Estate ETF		Pacer Data and Digital Revolution ETF
	Year Ended April 30,		Year Ended April 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$8,913,453	$13,526,287	$64,698	$27,498
Net realized gain (loss)	(24,027,355)	(82,217,997)	1,107,831	151,201
Net change in unrealized appreciation (depreciation)	93,264,010	19,541,964	1,553,080	1,590,677
Net increase (decrease) in net assets from operations	78,150,108	(49,149,746)	2,725,609	1,769,376
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,675,002)	(21,236,193)	(154,338)	(8,801)
Total distributions to shareholders	(7,675,002)	(21,236,193)	(154,338)	(8,801)
CAPITAL TRANSACTIONS:
Subscriptions	42,453,770	27,266,075	28,678,978	26,583,430
Redemptions	(101,559,955)	(236,283,570)	(5,574,412)	(546,454)
ETF transaction fees (See Note 1)	52,704	17,332	—	19
Net increase (decrease) in net assets from capital transactions	(59,053,481)	(209,000,163)	23,104,566	26,036,995
Net increase (decrease) in net assets	11,421,625	(279,386,102)	25,675,837	27,797,570
NET ASSETS:
Beginning of the year	421,161,508	700,547,610	28,812,037	1,014,467
End of the year	$432,583,133	$421,161,508	$54,487,874	$28,812,037
SHARES TRANSACTIONS
Subscriptions	1,400,000	950,000	580,000	700,000
Redemptions	(3,350,000)	(8,550,000)	(120,000)	(20,000)
Total increase (decrease) in shares outstanding	(1,950,000)	(7,600,000)	460,000	680,000

The accompanying notes are an integral part of these financial statements.

75

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Developed Markets International Cash Cows 100 ETF		Pacer Emerging Markets Cash Cows 100 ETF
	Year Ended April 30,		Year Ended April 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$41,232,763	$36,573,827	$4,280,802	$3,745,856
Net realized gain (loss)	23,397,082	28,570,305	6,476,221	(1,465,546)
Net change in unrealized appreciation (depreciation)	(19,997,482)	33,563,243	(4,414,552)	5,990,455
Net increase (decrease) in net assets from operations	44,632,363	98,707,375	6,342,471	8,270,765
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(63,128,996)	(31,659,355)	(6,888,072)	(3,557,922)
Total distributions to shareholders	(63,128,996)	(31,659,355)	(6,888,072)	(3,557,922)
CAPITAL TRANSACTIONS:
Subscriptions	221,721,448	847,601,895	36,547,535	37,279,240
Redemptions	(558,583,800)	(64,189,830)	(52,366,335)	—
ETF transaction fees (See Note 1)	193,091	154,544	27,029	43,514
Net increase (decrease) in net assets from capital transactions	(336,669,261)	783,566,609	(15,791,771)	37,322,754
Net increase (decrease) in net assets	(355,165,894)	850,614,629	(16,337,372)	42,035,597
NET ASSETS:
Beginning of the year	1,405,198,439	554,583,810	97,086,380	55,050,783
End of the year	$ 1,050,032,545	$1,405,198,439	$80,749,008	$97,086,380
SHARES TRANSACTIONS
Subscriptions	7,200,000	28,000,000	1,750,000	1,900,000
Redemptions	(18,650,000)	(2,100,000)	(2,550,000)	—
Total increase (decrease) in shares outstanding	(11,450,000)	25,900,000	(800,000)	1,900,000

The accompanying notes are an integral part of these financial statements.

76

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Global Cash Cows Dividend ETF		Pacer Industrial Real Estate ETF
	Year Ended April 30,		Year Ended April 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$88,815,013	$91,328,959	$5,457,171	$6,379,580
Net realized gain (loss)	55,002,536	16,286,802	(270,695)	(4,854,975)
Net change in unrealized appreciation (depreciation)	80,805,962	2,715,361	6,586,805	(22,877,142)
Net increase (decrease) in net assets from operations	224,623,511	110,331,122	11,773,281	(21,352,537)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(82,367,486)	(103,433,974)	(4,737,411)	(8,470,476)
Total distributions to shareholders	(82,367,486)	(103,433,974)	(4,737,411)	(8,470,476)
CAPITAL TRANSACTIONS:
Subscriptions	580,566,230	372,460,780	—	19,804,965
Redemptions	(450,027,535)	(42,288,465)	(63,521,880)	(15,145,245)
ETF transaction fees (See Note 1)	37,927	53,609	—	—
Net increase (decrease) in net assets from capital transactions	130,576,622	330,225,924	(63,521,880)	4,659,720
Net increase (decrease) in net assets	272,832,647	337,123,072	(56,486,010)	(25,163,293)
NET ASSETS:
Beginning of the year	1,916,683,477	1,579,560,405	194,768,617	219,931,910
End of the year	$ 2,189,516,124	$1,916,683,477	$138,282,607	$194,768,617
SHARES TRANSACTIONS
Subscriptions	16,650,000	11,100,000	—	500,000
Redemptions	(13,150,000)	(1,250,000)	(1,650,000)	(400,000)
Total increase (decrease) in shares outstanding	3,500,000	9,850,000	(1,650,000)	100,000

The accompanying notes are an integral part of these financial statements.

77

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Industrials and Logistics ETF		Pacer Lunt Large Cap Alternator ETF
	Year Ended April 30,		Year Ended April 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$19,010	$23,587	$2,800,046	$5,953,329
Net realized gain (loss)	10,480	(1,853)	14,483,981	(112,545,215)
Net change in unrealized appreciation (depreciation)	(35,165)	53,457	(4,389,021)	67,003,760
Net increase (decrease) in net assets from operations	(5,675)	75,191	12,895,006	(39,588,126)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(28,143)	(29,550)	(2,916,487)	(5,527,814)
Total distributions to shareholders	(28,143)	(29,550)	(2,916,487)	(5,527,814)
CAPITAL TRANSACTIONS:
Subscriptions	—	—	—	10,274,100
Redemptions	—	—	(137,440,600)	(485,208,345)
Net increase (decrease) in net assets from capital transactions	—	—	(137,440,600)	(474,934,245)
Net increase (decrease) in net assets	(33,818)	45,641	(127,462,081)	(520,050,185)
NET ASSETS:
Beginning of the year	1,055,364	1,009,723	256,629,631	776,679,816
End of the year	$1,021,546	$1,055,364	$129,167,550	$256,629,631
SHARES TRANSACTIONS
Subscriptions	—	—	—	300,000
Redemptions	—	—	(3,750,000)	(14,050,000)
Total increase (decrease) in shares outstanding	—	—	(3,750,000)	(13,750,000)

The accompanying notes are an integral part of these financial statements.

78

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Lunt Large Cap Multi-Factor Alternator ETF		Pacer Lunt MidCap Multi- Factor Alternator ETF
	Year Ended April 30,		Year Ended April 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$3,392,514	$2,175,731	$795,107	$269,461
Net realized gain (loss)	38,204,437	53,606,610	688,794	7,587,572
Net change in unrealized appreciation (depreciation)	(23,082,113)	5,460,211	(6,259,429)	2,268,321
Net increase (decrease) in net assets from operations	18,514,838	61,242,552	(4,775,528)	10,125,354
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,109,855)	(2,027,944)	(583,598)	(258,009)
Total distributions to shareholders	(3,109,855)	(2,027,944)	(583,598)	(258,009)
CAPITAL TRANSACTIONS:
Subscriptions	309,970,905	224,182,620	65,046,150	29,383,790
Redemptions	(332,341,605)	(192,509,665)	(52,038,800)	(18,294,535)
Net increase (decrease) in net assets from capital transactions	(22,370,700)	31,672,955	13,007,350	11,089,255
Net increase (decrease) in net assets	(6,965,717)	90,887,563	7,648,224	20,956,600
NET ASSETS:
Beginning of the year	297,078,414	206,190,851	55,808,639	34,852,039
End of the year	$290,112,697	$297,078,414	$63,456,863	$55,808,639
SHARES TRANSACTIONS
Subscriptions	6,250,000	5,350,000	1,400,000	700,000
Redemptions	(6,750,000)	(4,550,000)	(1,150,000)	(450,000)
Total increase (decrease) in shares outstanding	(500,000)	800,000	250,000	250,000

The accompanying notes are an integral part of these financial statements.

79

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer MSCI World Industry Advantage ETF	Pacer Nasdaq 100 Top 50 Cash Cows Growth LeadersETF	Pacer Nasdaq International Patent Leaders ETF
	Period Ended April 30, 2025(a)	Period Ended April 30, 2025(b)	Period Ended April 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$2,744	$2,584	$19,348
Net realized gain (loss)	55,765	(16,259)	(2,983)
Net change in unrealized appreciation (depreciation)	(47,819)	(11,512)	409,519
Net increase (decrease) in net assets from operations	10,690	(25,187)	425,884
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,271)	(2,004)	(2,334)
Total distributions to shareholders	(1,271)	(2,004)	(2,334)
CAPITAL TRANSACTIONS:
Subscriptions	1,225,746	4,121,698	9,292,858
Redemptions	(427,030)	(438,942)	—
ETF transaction fees (See Note 1)	106	—	5,230
Net increase (decrease) in net assets from capital transactions	798,822	3,682,756	9,298,088
Net increase (decrease) in net assets	808,241	3,655,565	9,721,638
NET ASSETS:
Beginning of the period	—	—	—
End of the period	$808,241	$3,655,565	$9,721,638
SHARES TRANSACTIONS
Subscriptions	60,000	200,000	460,000
Redemptions	(20,000)	(20,000)	—
Total increase (decrease) in shares outstanding	40,000	180,000	460,000

(a)	Inception date of the Fund was September 16, 2024.
(b)	Inception date of the Fund was August 19, 2024.
The accompanying notes are an integral part of these financial statements.

80

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Pacific Asset Floating Rate HighIncome ETF		Pacer Trendpilot® 100 ETF
	Year Ended April 30,		Year Ended April 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$30,668,503	$13,968,467	$26,734,566	$22,739,555
Net realized gain (loss)	(3,000,384)	608,118	136,154,749	60,924,103
Net change in unrealized appreciation (depreciation)	(8,678,270)	4,276,383	(149,512,111)	110,295,271
Net increase (decrease) in net assets from operations	18,989,849	18,852,968	13,377,204	193,958,929
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(30,026,014)	(13,662,425)	(26,511,031)	(15,996,062)
Total distributions to shareholders	(30,026,014)	(13,662,425)	(26,511,031)	(15,996,062)
CAPITAL TRANSACTIONS:
Subscriptions	325,508,316	189,807,930	585,578,760	409,358,020
Redemptions	(91,817,470)	(46,671,646)	(525,921,580)	(156,776,250)
Net increase (decrease) in net assets from capital transactions	233,690,846	143,136,284	59,657,180	252,581,770
Net increase (decrease) in net assets	222,654,681	148,326,827	46,523,353	430,544,637
NET ASSETS:
Beginning of the year	248,421,607	100,094,780	1,181,469,465	75,924,828
End of the year	$471,076,288	$248,421,607	$1,227,992,818	$1,181,469,465
SHARES TRANSACTIONS
Subscriptions	6,840,000	4,040,000	8,350,000	6,550,000
Redemptions	(1,960,000)	(1,000,000)	(7,700,000)	(2,550,000)
Total increase (decrease) in shares outstanding	4,880,000	3,040,000	650,000	4,000,000

The accompanying notes are an integral part of these financial statements.

81

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Trendpilot® European Index ETF		Pacer Trendpilot® Fund of Funds ETF
	Year Ended April 30,		Year Ended April 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$811,451	$1,112,824	$1,197,584	$1,338,437
Net realized gain (loss)	3,520,111	2,112,867	656,341	1,488,529
Net change in unrealized appreciation (depreciation)	(2,485,462)	(3,357,982)	(248,009)	3,174,313
Net increase (decrease) in net assets from operations	1,846,100	(132,291)	1,605,916	6,001,279
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(918,289)	(1,192,866)	(1,236,269)	(1,304,500)
Total distributions to shareholders	(918,289)	(1,192,866)	(1,236,269)	(1,304,500)
CAPITAL TRANSACTIONS:
Subscriptions	1,379,650	7,865,625	8,248,890	1,458,985
Redemptions	(11,939,435)	(10,293,245)	(3,154,950)	(8,680,450)
Net increase (decrease) in net assets from capital transactions	(10,559,785)	(2,427,620)	5,093,940	(7,221,465)
Net increase (decrease) in net assets	(9,631,974)	(3,752,777)	5,463,587	(2,524,686)
NET ASSETS:
Beginning of the year	40,090,572	43,843,349	50,293,987	52,818,673
End of the year	$30,458,598	$40,090,572	$55,757,574	$50,293,987
SHARES TRANSACTIONS
Subscriptions	50,000	300,000	250,000	50,000
Redemptions	(450,000)	(400,000)	(100,000)	(300,000)
Total increase (decrease) in shares outstanding	(400,000)	(100,000)	150,000	(250,000)

The accompanying notes are an integral part of these financial statements.

82

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Trendpilot® International ETF		Pacer Trendpilot® US Bond ETF
	Year Ended April 30,		Year Ended April 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$3,139,314	$3,338,115	$9,740,761	$13,488,556
Net realized gain (loss)	14,855,855	(2,040,095)	(675,094)	(2,924,156)
Net change in unrealized appreciation (depreciation)	(18,242,758)	8,677,036	220,612	53,799
Net increase (decrease) in net assets from operations	(247,589)	9,975,056	9,286,279	10,618,199
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,741,817)	(3,142,461)	(9,614,449)	(13,319,148)
Total distributions to shareholders	(3,741,817)	(3,142,461)	(9,614,449)	(1,319,148)
CAPITAL TRANSACTIONS:
Subscriptions	98,887,365	24,192,740	26,277,780	6,142,640
Redemptions	(97,821,615)	(5,496,020)	(42,467,240)	(57,768,460)
ETF transaction fees (See Note 1)	522	1,061	(2,250)	7,524
Net increase (decrease) in net assets from capital transactions	1,066,272	18,697,781	(16,191,710)	(51,618,296)
Net increase (decrease) in net assets	(2,923,134)	25,530,376	(16,519,880)	(54,319,245)
NET ASSETS:
Beginning of the year	150,671,587	125,141,211	178,020,970	232,340,215
End of the year	$147,748,453	$150,671,587	$161,501,090	$178,020,970
SHARES TRANSACTIONS
Subscriptions	3,600,000	900,000	1,300,000	300,000
Redemptions	(3,550,000)	(200,000)	(2,100,000)	(2,900,000)
Total increase (decrease) in shares outstanding	50,000	700,000	(800,000)	(2,600,000)

The accompanying notes are an integral part of these financial statements.

83

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Trendpilot® US Large Cap ETF		Pacer Trendpilot® US Mid Cap ETF
	Year Ended April 30,		Year Ended April 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$32,851,979	$22,934,469	$5,285,070	$6,636,027
Net realized gain (loss)	525,578,640	40,175,324	37,488,719	(7,550,405)
Net change in unrealized appreciation (depreciation)	(410,553,943)	361,242,587	(31,960,626)	25,933,702
Net increase (decrease) in net assets from operations	147,876,676	424,352,380	10,813,163	25,019,324
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(22,354,127)	(28,840,382)	(3,747,410)	(7,000,000)
Total distributions to shareholders	(22,354,127)	(28,840,382)	(3,747,410)	(7,000,000)
CAPITAL TRANSACTIONS:
Subscriptions	1,881,251,920	269,651,410	72,696,705	31,186,025
Redemptions	(1,412,869,140)	(84,990,400)	(40,990,795)	(54,988,860)
Net increase (decrease) in net assets from capital transactions	468,382,780	184,661,010	31,705,910	(23,802,835)
Net increase (decrease) in net assets	593,905,329	580,173,008	38,771,663	(5,783,511)
NET ASSETS:
Beginning of the year	2,619,781,744	2,039,608,736	384,468,903	390,252,414
End of the year	$3,213,687,073	$2,619,781,744	$423,240,566	$384,468,903
SHARES TRANSACTIONS
Subscriptions	37,300,000	6,400,000	2,000,000	950,000
Redemptions	(28,450,000)	(2,000,000)	(1,150,000)	(1,700,000)
Total increase (decrease) in shares outstanding	8,850,000	4,400,000	850,000	(750,000)

The accompanying notes are an integral part of these financial statements.

84

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer US Cash Cows 100 ETF		Pacer US Cash Cows Growth ETF
	Year Ended April 30,		Year Ended April 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$484,477,318	$359,861,237	$308,701	$610,121
Net realized gain (loss)	1,067,700,982	1,008,210,095	7,612,281	673,502
Net change in unrealized appreciation (depreciation)	(2,471,540,844)	1,597,970,731	(3,658,084)	5,645,580
Net increase (decrease) in net assets from operations	(919,362,544)	2,966,042,063	4,262,898	6,929,203
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(441,193,276)	(341,685,265)	(138,341)	(657,918)
From return of capital	—	—	—	(16,317)
Total distributions to shareholders	(441,193,276)	(341,685,265)	(138,341)	(674,235)
CAPITAL TRANSACTIONS:
Subscriptions	12,304,155,970	11,017,493,590	88,382,680	19,194,280
Redemptions	(12,619,807,555)	(4,219,840,280)	(67,775,085)	(17,537,245)
Net increase (decrease) in net assets from capital transactions	(315,651,585)	6,797,653,310	20,607,595	1,657,035
Net increase (decrease) in net assets	(1,676,207,405)	9,422,010,108	24,732,152	7,912,003
NET ASSETS:
Beginning of the year	22,641,885,727	13,219,875,619	46,411,630	38,499,627
End of the year	$20,965,678,322	$22,641,885,727	$71,143,782	$46,411,630
SHARES TRANSACTIONS
Subscriptions	217,750,000	207,250,000	1,950,000	500,000
Redemptions	(227,100,000)	(77,150,000)	(1,500,000)	(450,000)
Total increase (decrease) in shares outstanding	(9,350,000)	130,100,000	450,000	50,000

The accompanying notes are an integral part of these financial statements.

85

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer US Export Leaders ETF		Pacer US Large Cap Cash Cows Growth Leaders ETF
	Year Ended April 30,		Year Ended April 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$289,470	$199,469	$2,031,544	$271,997
Net realized gain (loss)	5,109,168	2,245,186	(13,965,841)	2,376,459
Net change in unrealized appreciation (depreciation)	(6,359,555)	4,469,723	29,885,244	2,806,401
Net increase (decrease) in net assets from operations	(960,917)	6,914,378	17,950,947	5,454,857
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(260,011)	(199,688)	(1,361,850)	(265,559)
From return of capital	—	(7,444)	—	—
Total distributions to shareholders	(260,011)	(207,132)	(1,361,850)	(265,559)
CAPITAL TRANSACTIONS:
Subscriptions	17,312,920	48,424,215	1,379,070,988	119,220,635
Redemptions	(36,765,530)	(13,912,915)	(75,581,485)	(23,638,568)
Net increase (decrease) in net assets from capital transactions	(19,452,610)	34,511,300	1,303,489,503	95,582,067
Net increase (decrease) in net assets	(20,673,538)	41,218,546	1,320,078,600	100,771,365
NET ASSETS:
Beginning of the year	61,194,209	19,975,663	120,342,095	19,570,730
End of the year	$40,520,671	$61,194,209	$1,440,420,695	$120,342,095
SHARES TRANSACTIONS
Subscriptions	350,000	1,100,000	42,950,000	4,950,000
Redemptions	(750,000)	(300,000)	(2,475,000)	(1,025,000)
Total increase (decrease) in shares outstanding	(400,000)	800,000	40,475,000	3,925,000

The accompanying notes are an integral part of these financial statements.

86

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer US Small Cap Cash Cows ETF		Pacer US Small Cap Cash Cows Growth Leaders ETF
	Year Ended April 30,		Year Ended April 30, 2025	Period Ended April 30, 2024(a)
	2025	2024
OPERATIONS:
Net investment income (loss)	$94,623,246	$61,630,283	$64,824	$23,563
Net realized gain (loss)	(951,870,472)	364,454,879	(195,515)	323,418
Net change in unrealized appreciation (depreciation)	(741,547,757)	263,449,038	(445,993)	32,006
Net increase (decrease) in net assets from operations	(1,598,794,983)	689,534,200	(576,684)	378,987
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(86,496,425)	(58,323,606)	(54,584)	(23,563)
From return of capital	—	—	—	(93)
Total distributions to shareholders	(86,496,425)	(58,323,606)	(54,584)	(23,656)
CAPITAL TRANSACTIONS:
Subscriptions	2,290,326,815	7,367,718,520	18,663,390	12,786,183
Redemptions	(5,819,056,550)	(635,002,345)	(9,328,743)	(3,971,255)
Net increase (decrease) in net assets from capital transactions	(3,528,729,735)	6,732,716,175	9,334,647	8,814,928
Net increase (decrease) in net assets	(5,214,021,143)	7,363,926,769	8,703,379	9,170,259
NET ASSETS:
Beginning of the year	9,399,691,192	2,035,764,423	9,170,259	—
End of the year	$4,185,670,049	$9,399,691,192	$17,873,638	$9,170,259
SHARES TRANSACTIONS
Subscriptions	51,100,000	163,750,000	750,000	575,000
Redemptions	(138,950,000)	(13,600,000)	(375,000)	(175,000)
Total increase (decrease) in shares outstanding	(87,850,000)	150,150,000	375,000	400,000

(a)	Inception date of the Fund was May 1, 2023.
The accompanying notes are an integral part of these financial statements.

87

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer WealthShield ETF
	Year Ended April 30,
	2025	2024
OPERATIONS:
Net investment income (loss)	$410,139	$354,480
Net realized gain (loss)	3,033,255	(483,947)
Net change in unrealized appreciation (depreciation)	(1,038,458)	1,055,852
Net increase (decrease) in net assets from operations	2,404,936	926,385
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(281,926)	(453,354)
Total distributions to shareholders	(281,926)	(453,354)
CAPITAL TRANSACTIONS:
Subscriptions	7,672,770	6,713,655
Redemptions	(3,057,930)	(12,186,680)
ETF transaction fees (See Note 1)	1,059	—
Net increase (decrease) in net assets from capital transactions	4,615,899	(5,473,025)
Net increase (decrease) in net assets	6,738,909	(4,999,994)
NET ASSETS:
Beginning of the year	19,446,496	24,446,490
End of the year	$26,185,405	$19,446,496
SHARES TRANSACTIONS
Subscriptions	250,000	250,000
Redemptions	(100,000)	(450,000)
Total increase (decrease) in shares outstanding	150,000	(200,000)

The accompanying notes are an integral part of these financial statements.

88

Pacer Cash Cows Fund of Funds ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$37.61	$33.53	$33.44	$33.44	$20.83
INVESTMENT OPERATIONS:
Net investment income(a)(e)	0.87	0.94	0.76	0.79	0.55
Net realized and unrealized gain (loss) on investments(b)	(0.74)	4.13	0.11	—	12.56
Total from investment operations	0.13	5.07	0.87	0.79	13.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.89)	(0.99)	(0.78)	(0.79)	(0.50)
Net realized gains	—	(0.00)(c)	(0.00)(c)	—	—
Return of capital	(0.00)(c)	(0.00)(c)	(0.00)(c)	—	—
Total distributions	(0.89)	(0.99)	(0.78)	(0.79)	(0.50)
Net asset value, end of year	$36.85	$37.61	$33.53	$33.44	$33.44
TOTAL RETURN	0.29%	15.38%	2.81%	2.29%	63.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$82,918	$94,037	$48,618	$8,361	$1,672
Ratio of expenses to average net assets(f)	0.15%	0.15%	0.15%	0.16%	0.15%
Ratio of net investment income (loss) to average net assets(f)	2.27%	2.64%	2.33%	2.27%	2.09%
Portfolio turnover rate(d)	6%	4%	8%	26%	9%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include the net investment income of the underlying companies in which the Fund invests.

(f)	Does not include expenses of the investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

89

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$37.28	$36.60	$34.95	$37.16	$25.23
INVESTMENT OPERATIONS:
Net investment income(a)	0.45	0.41	0.40	0.34	0.26
Net realized and unrealized gain (loss) on investments(b)	(2.94)	0.70	1.65	(2.21)	11.95
Total from investment operations	(2.49)	1.11	2.05	(1.87)	12.21
LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.43)	(0.40)	(0.34)	(0.28)
Total distributions	(0.43)	(0.43)	(0.40)	(0.34)	(0.28)
Net asset value, end of year	$34.36	$37.28	$36.60	$34.95	$37.16
TOTAL RETURN(d)	−6.81%	3.13%	5.95%	−5.11%	48.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$20,615	$39,140	$78,680	$80,388	$66,883
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.20%	1.16%	1.16%	0.89%	0.89%
Portfolio turnover rate(c)	190%	185%	227%	225%	217%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate excludes in-kind transactions.
(d)	Total return was calculated using the traded NAV due to the re-balancing of the portfolio at April 30, 2022.
The accompanying notes are an integral part of these financial statements.

90

Pacer Data & Infrastructure Real Estate ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$26.32	$29.68	$37.50	$38.48	$33.27
INVESTMENT OPERATIONS:
Net investment income(a)	0.61	0.71	0.77	0.32	0.36
Net realized and unrealized gain (loss) on investments(b)	4.37	(2.98)	(7.92)	(0.91)	5.39
Total from investment operations	4.98	(2.27)	(7.15)	(0.59)	5.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.51)	(1.09)	(0.61)	(0.33)	(0.37)
Net realized gains	—	—	(0.06)	(0.06)	—
Return of capital	—	—	—	—	(0.17)
Total distributions	(0.51)	(1.09)	(0.67)	(0.39)	(0.54)
ETF transaction fees per share (See Note 1)	0.00(c)	0.00(c)	0.00(c)	—	—
Net asset value, end of year	$30.79	$26.32	$29.68	$37.50	$38.48
TOTAL RETURN	19.05%	−7.74%	−19.11%	−1.63%	17.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$432,583	$421,162	$700,548	$1,299,321	$1,119,810
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.60%	0.60%	0.60%	0.62%	0.60%
After expense reimbursement/recoupment (See Note 3)	0.55%	0.55%	0.58%	N/A	N/A
Ratio of net investment income (loss) to average net assets:
Before reimbursement/recoupment	2.04%	2.52%	2.43%	0.81%	1.02%
After reimbursement/recoupment (See Note 3)	1.99%	2.57%	2.41%	N/A	N/A
Portfolio turnover rate(d)	40%	68%	51%	23%	30%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

91

Pacer Data and Digital Revolution ETF
Financial Highlights

	Year Ended April 30,		Period Ended April 30, 2023(a)
	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$40.02	$25.36	$25.31
INVESTMENT OPERATIONS:
Net investment income(b)	0.07	0.10	0.15
Net realized and unrealized gain (loss) on investments(c)	6.29	14.62	0.04
Total from investment operations	6.36	14.72	0.19
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.06)	(0.14)
Net realized gains	(0.15)	—	—
Total distributions	(0.20)	(0.06)	(0.14)
ETF transaction fees per share (See Note 1)	—	0.00(d)	—
Net asset value, end of period	$46.18	$40.02	$25.36
TOTAL RETURN(e)	15.90%	58.06%	0.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$54,488	$28,812	$1,014
Ratio of expenses to average net assets(f)	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	0.14%	0.27%	0.73%
Portfolio turnover rate(e)(g)	36%	27%	9%

(a)	Inception date of the Fund was June 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

92

Pacer Developed Markets International Cash Cows 100 ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$31.58	$29.82	$29.69	$31.95	$20.99
INVESTMENT OPERATIONS:
Net investment income(a)	1.00	1.19	1.52	1.03	0.66
Net realized and unrealized gain (loss) on investments(b)	0.66	1.72	(0.18)	(2.43)	10.98
Total from investment operations	1.66	2.91	1.34	(1.40)	11.64
LESS DISTRIBUTIONS FROM:
Net investment income	(1.47)	(1.16)	(1.23)	(0.87)	(0.68)
Total distributions	(1.47)	(1.16)	(1.23)	(0.87)	(0.68)
ETF transaction fees per share (See Note 1)	0.00(c)	0.01	0.02	0.01	0.00(c)
Net asset value, end of year	$31.77	$31.58	$29.82	$29.69	$31.95
TOTAL RETURN	5.53%	10.00%	5.26%	−4.48%	56.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,050,033	$1,405,198	$554,584	$111,346	$20,769
Ratio of expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	3.25%	3.89%	5.43%	3.28%	2.52%
Portfolio turnover rate(d)	79%	67%	59%	71%	83%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

93

Pacer Emerging Markets Cash Cows 100 ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$20.44	$19.32	$22.14	$25.94	$19.11
INVESTMENT OPERATIONS:
Net investment income(a)	0.90	1.03	1.12	1.36	0.72
Net realized and unrealized gain (loss) on investments(b)	0.49	1.15	(2.70)	(4.03)	6.91
Total from investment operations	1.39	2.18	(1.58)	(2.67)	7.63
LESS DISTRIBUTIONS FROM:
Net investment income	(1.40)	(1.07)	(1.30)	(1.14)	(0.85)
Total distributions	(1.40)	(1.07)	(1.30)	(1.14)	(0.85)
ETF transaction fees per share (See Note 1)	0.01	0.01	0.06	0.01	0.05
Net asset value, end of year	$20.44	$20.44	$19.32	$22.14	$25.94
TOTAL RETURN	7.07%	11.79%	−6.43%	−10.67%	41.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$80,749	$97,086	$55,051	$11,070	$3,891
Ratio of expenses to average net assets	0.70%	0.70%	0.70%	0.71%	0.70%
Ratio of net investment income (loss) to average net assets	4.35%	5.28%	5.93%	5.50%	3.12%
Portfolio turnover rate(c)	94%	73%	66%	97%	109%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

94

Pacer Global Cash Cows Dividend ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$34.17	$34.15	$32.83	$31.10	$24.63
INVESTMENT OPERATIONS:
Net investment income(a)	1.56	1.75	1.94	1.39	1.17
Net realized and unrealized gain (loss) on investments(b)	2.46	0.27	0.65	1.69	6.51
Total from investment operations	4.02	2.02	2.59	3.08	7.68
LESS DISTRIBUTIONS FROM:
Net investment income	(1.45)	(2.00)	(1.28)	(1.35)	(1.21)
Total distributions	(1.45)	(2.00)	(1.28)	(1.35)	(1.21)
ETF transaction fees per share (See Note 1)	0.00(c)	0.00(c)	0.01	0.00(c)	—
Net asset value, end of year	$36.74	$34.17	$34.15	$32.83	$31.10
TOTAL RETURN	12.14%	6.17%	8.50%	10.22%	32.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,189,516	$1,916,683	$1,579,560	$351,302	$135,269
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	4.42%	5.21%	6.07%	4.32%	4.32%
Portfolio turnover rate(d)	49%	65%	47%	39%	76%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

95

Pacer Industrial Real Estate ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$35.41	$40.73	$47.82	$42.12	$30.09
INVESTMENT OPERATIONS:
Net investment income(a)	1.15	1.18	0.90	0.78	0.63
Net realized and unrealized gain (loss) on investments(b)	0.34	(4.94)	(6.99)	5.48	12.08
Total from investment operations	1.49	(3.76)	(6.09)	6.26	12.71
LESS DISTRIBUTIONS FROM:
Net investment income	(0.98)	(1.56)	(1.00)	(0.57)	(0.58)
Return of capital	—	—	—	—	(0.10)
Total distributions	(0.98)	(1.56)	(1.00)	(0.57)	(0.68)
ETF transaction fees per share (See Note 1)	—	—	—	0.01	0.00(c)
Net asset value, end of year	$35.92	$35.41	$40.73	$47.82	$42.12
TOTAL RETURN	4.05%	−9.31%	−12.56%	14.88%	42.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$138,283	$194,769	$219,932	$384,990	$200,086
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.60%	0.60%	0.60%	0.61%	0.60%
After expense reimbursement/recoupment (See Note 3)	0.55%	0.55%	0.58%	N/A	N/A
Ratio of net investment income (loss) to average net assets:
Before reimbursement/recoupment	2.99%	3.07%	2.25%	1.60%	1.75%
After reimbursement/recoupment (See Note 3)	2.94%	3.12%	2.23%	N/A	N/A
Portfolio turnover rate(d)	22%	19%	92%	43%	13%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

96

Pacer Industrials and Logistics ETF
Financial Highlights

	Year Ended April 30,		Period Ended April 30, 2023(a)
	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$26.38	$25.24	$24.87
INVESTMENT OPERATIONS:
Net investment income(b)	0.48	0.59	0.43
Net realized and unrealized gain (loss) on investments(c)	(0.62)	1.29	0.24
Total from investment operations	(0.14)	1.88	0.67
LESS DISTRIBUTIONS FROM:
Net investment income	(0.70)	(0.74)	(0.30)
Total distributions	(0.70)	(0.74)	(0.30)
Net asset value, end of period	$25.54	$26.38	$25.24
TOTAL RETURN(d)	−0.62%	7.54%	2.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,022	$1,055	$1,010
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(e)	1.76%	2.26%	2.01%
Portfolio turnover rate(d)(f)	37%	26%	10%

(a)	Inception date of the Fund was June 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

97

Pacer Lunt Large Cap Alternator ETF
Financial Highlights

	Year Ended April 30,				Period Ended April 30, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$33.99	$36.46	$43.15	$40.74	$23.58
INVESTMENT OPERATIONS:
Net investment income(b)	0.52	0.42	0.44	0.48	0.41
Net realized and unrealized gain (loss) on investments(c)	(0.01)	(2.47)	(6.67)	2.36	17.16
Total from investment operations	0.51	(2.05)	(6.23)	2.84	17.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.51)	(0.42)	(0.44)	(0.43)	(0.41)
Return of capital	—	—	(0.02)	—	—
Total distributions	(0.51)	(0.42)	(0.46)	(0.43)	(0.41)
Net asset value, end of period	$33.99	$33.99	$36.46	$43.15	$40.74
TOTAL RETURN(d)	1.42%	−5.65%	−14.49%	6.97%	74.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$129,168	$256,630	$776,680	$554,454	$130,353
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(e)	1.41%	1.19%	1.11%	1.09%	1.59%
Portfolio turnover rate(d)(f)	246%	597%	384%	722%	193%

(a)	Inception date of the Fund was June 24, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

98

Pacer Lunt Large Cap Multi-Factor Alternator ETF
Financial Highlights

	Year Ended April 30,				Period Ended April 30, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$44.34	$34.95	$36.34	$37.61	$24.42
INVESTMENT OPERATIONS:
Net investment income(b)	0.49	0.34	0.54	0.39	0.32
Net realized and unrealized gain (loss) on investments(c)	2.40	9.36	(1.38)	(1.33)	13.14
Total from investment operations	2.89	9.70	(0.84)	(0.94)	13.46
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(0.31)	(0.55)	(0.33)	(0.27)
Total distributions	(0.44)	(0.31)	(0.55)	(0.33)	(0.27)
Net asset value, end of period	$46.79	$44.34	$34.95	$36.34	$37.61
TOTAL RETURN(d)	6.48%	27.83%	−2.26%	−2.58%	55.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$290,113	$297,078	$206,191	$267,095	$43,253
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(e)	1.00%	0.84%	1.54%	0.98%	1.19%
Portfolio turnover rate(d)(f)	493%	417%	629%	434%	304%

(a)	Inception date of the Fund was June 24, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

99

Pacer Lunt MidCap Multi-Factor Alternator ETF
Financial Highlights

	Year Ended April 30,				Period Ended April 30, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$42.93	$33.19	$32.19	$37.07	$23.84
INVESTMENT OPERATIONS:
Net investment income(b)	0.55	0.25	0.37	0.20	0.07
Net realized and unrealized gain (loss) on investments(c)	(2.13)	9.73	1.01	(4.87)	13.26
Total from investment operations	(1.58)	9.98	1.38	(4.67)	13.33
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.24)	(0.36)	(0.19)	(0.07)
Return of capital	—	—	(0.02)	(0.02)	(0.03)
Total distributions	(0.41)	(0.24)	(0.38)	(0.21)	(0.10)
Net asset value, end of period	$40.94	$42.93	$33.19	$32.19	$37.07
TOTAL RETURN(d)	−3.79%	30.16%	4.43%	−12.66%	56.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$63,457	$55,809	$34,852	$35,406	$35,219
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.61%	0.60%
Ratio of net investment income (loss) to average net assets(e)	1.22%	0.66%	1.14%	0.55%	0.27%
Portfolio turnover rate(d)(f)	475%	367%	569%	529%	322%

(a)	Inception date of the Fund was June 24, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

100

Pacer MSCI World Industry Advantage ETF
Financial Highlights

Period Ended April 30,2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.09
INVESTMENT OPERATIONS:
Net investment income(b)	0.07
Net realized and unrealized gain (loss) on investments(c)	0.08
Total from investment operations	0.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)
Total distributions	(0.03)
ETF transaction fees per share (See Note 1)	0.00(d)
Net asset value, end of period	$20.21
TOTAL RETURN(e)	0.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$808
Ratio of expenses to average net assets(f)	0.65%
Ratio of net investment income (loss) to average net assets(f)	0.53%
Portfolio turnover rate(e)(g)	33%

(a)	Inception date of the Fund was September 16, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

101

Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Financial Highlights

Period Ended April 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.78
INVESTMENT OPERATIONS:
Net investment income(b)	0.02
Net realized and unrealized gain (loss) on investments(c)	(0.47)
Total from investment operations	(0.45)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$20.31
TOTAL RETURN(d)	−2.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,656
Ratio of expenses to average net assets(e)	0.49%
Ratio of net investment income (loss) to average net assets(e)	0.17%
Portfolio turnover rate(d)(f)	51%

(a)	Inception date of the Fund was August 19, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

102

Pacer Nasdaq International Patent Leaders ETF
Financial Highlights

Period Ended April 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.10
INVESTMENT OPERATIONS:
Net investment income(b)	0.24
Net realized and unrealized gain (loss) on investments(c)	0.78
Total from investment operations	1.02
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)
Total distributions	(0.06)
ETF transaction fees per share (See Note 1)	0.07
Net asset value, end of period	$21.13
TOTAL RETURN(d)	5.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,722
Ratio of expenses to average net assets(e)	0.65%
Ratio of net investment income (loss) to average net assets(e)	1.93%
Portfolio turnover rate(d)(f)	3%

(a)	Inception date of the Fund was September 16, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

103

Pacer Pacific Asset Floating Rate High Income ETF
Financial Highlights

	Year Ended April 30,			For the Period Ended April 30, 2022(b)(d)	For the Year Ended June 30, 2021
	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period/year	$47.50	$45.71	$47.76	$48.90	$46.52
INVESTMENT OPERATIONS:
Net investment income(a)(b)	3.64	4.23	3.34	1.47	1.47
Net realized and unrealized gain (loss) on investments(c)	(1.00)	1.58	(2.10)	(1.29)	2.47
Total from investment operations	2.64	5.81	1.24	0.18	3.94
LESS DISTRIBUTIONS FROM:
Net investment income	(3.54)	(4.02)	(3.29)	(1.32)	(1.56)
Total distributions	(3.54)	(4.02)	(3.29)	(1.32)	(1.56)
Net asset value, end of period/year	$46.60	$47.50	$45.71	$47.76	$48.90
TOTAL RETURN	5.67%	13.25%	2.91%	0.34%	8.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$471,076	$248,422	$100,095	$81,663	$31,788
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.60%	0.60%	0.60%	0.62%	0.68%
After expense reimbursement/recoupment	N/A	N/A	N/A	N/A	0.86%
Ratio of net investment income (loss) to average net assets	7.66%	9.01%	7.36%	3.63%	3.04%
Portfolio turnover rate(e)	65%	43%	79%	37%	35%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	For the period July 1, 2021 to April 30, 2022.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Ratios have been annualized and portfolio turnover has not been annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

104

Pacer Trendpilot® 100 ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$67.13	$55.22	$52.18	$54.01	$37.91
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	1.49	1.43	0.48	(0.13)	0.01
Net realized and unrealized gain (loss) on investments(b)	0.12	11.44	2.87	(1.70)	16.17
Total from investment operations	1.61	12.87	3.35	(1.83)	16.18
LESS DISTRIBUTIONS FROM:
Net investment income	(1.45)	(0.96)	(0.31)	—	(0.08)
Total distributions	(1.45)	(0.96)	(0.31)	—	(0.08)
ETF transaction fees per share (See Note 1)	—	—	—	—	0.00(c)
Net asset value, end of year	$67.29	$67.13	$55.22	$52.18	$54.01
TOTAL RETURN	2.17%	23.36%	6.47%	−3.38%	42.69%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,227,993	$1,181,469	$750,925	$688,816	$783,124
Ratio of expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	2.06%	2.24%	0.93%	−0.22%	0.01%
Portfolio turnover rate(d)	5%	20%	6%	7%	6%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

105

Pacer Trendpilot® European Index ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$25.86	$26.57	$22.40	$24.33	$23.76
INVESTMENT OPERATIONS:
Net investment income(a)	0.68	0.68	0.34	0.34	0.10
Net realized and unrealized gain (loss) on investments(b)	0.78	(0.71)	3.99	(1.89)	0.47
Total from investment operations	1.46	(0.03)	4.33	(1.55)	0.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.83)	(0.68)	(0.16)	(0.38)	—
Total distributions	(0.83)	(0.68)	(0.16)	(0.38)	—
ETF transaction fees per share (See Note 1)	—	—	—	0.00(c)	—
Net asset value, end of year	$26.49	$25.86	$26.57	$22.40	$24.33
TOTAL RETURN	5.94%	−0.02%	19.43%	−6.47%	2.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$30,459	$40,091	$43,843	$45,925	$54,741
Ratio of expenses to average net assets	0.65%	0.65%	0.65%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets	2.56%	2.68%	1.48%	1.39%	0.43%
Portfolio turnover rate(d)	153%	111%	5%	7%	506%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

106

Pacer Trendpilot® Fund of Funds ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$30.48	$27.80	$27.81	$29.82	$23.81
INVESTMENT OPERATIONS:
Net investment income(a)(d)	0.74	0.77	0.48	0.35	0.22
Net realized and unrealized gain (loss) on investments(b)	0.51	2.66	(0.03)	(2.07)	5.96
Total from investment operations	1.25	3.43	0.45	(1.72)	6.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.75)	(0.75)	(0.46)	(0.29)	(0.17)
Total distributions	(0.75)	(0.75)	(0.46)	(0.29)	(0.17)
Net asset value, end of year	$30.98	$30.48	$27.80	$27.81	$29.82
TOTAL RETURN	3.96%	12.39%	1.71%	−5.87%	26.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$55,758	$50,294	$52,819	$63,968	$44,728
Ratio of expenses to average net assets(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(e)	2.26%	2.61%	1.77%	1.16%	0.82%
Portfolio turnover rate(c)	8%	6%	6%	5%	29%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate excludes in-kind transactions.
(d)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include the net investment income of the underlying companies in which the Fund invests.

(e)	Does not include expenses of the investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

107

Pacer Trendpilot® International ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$28.16	$26.91	$24.40	$28.22	$23.42
INVESTMENT OPERATIONS:
Net investment income(a)	0.62	0.65	0.45	0.44	0.28
Net realized and unrealized gain (loss) on investments(b)	(0.68)	1.18	2.16	(3.57)	4.72
Total from investment operations	(0.06)	1.83	2.61	(3.13)	5.00
LESS DISTRIBUTIONS FROM:
Net investment income	(0.74)	(0.58)	(0.10)	(0.69)	(0.20)
Total distributions	(0.74)	(0.58)	(0.10)	(0.69)	(0.20)
ETF transaction fees per share (See Note 1)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	—
Net asset value, end of year	$27.36	$28.16	$26.91	$24.40	$28.22
TOTAL RETURN	−0.26%	6.85%	10.75%	−11.46%	21.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$147,748	$150,672	$125,141	$130,527	$131,228
Ratio of expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	2.13%	2.38%	1.82%	1.56%	1.15%
Portfolio turnover rate(d)	74%	58%	3%	202%	161%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

108

Pacer Trendpilot® US Bond ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$20.00	$20.20	$23.33	$27.45	$25.77
INVESTMENT OPERATIONS:
Net investment income(a)	1.17	1.41	1.11	0.80	1.09
Net realized and unrealized gain (loss) on investments(b)	(0.07)	(0.19)	(2.83)	(4.17)	1.34
Total from investment operations	1.10	1.22	(1.72)	(3.37)	2.43
LESS DISTRIBUTIONS FROM:
Net investment income	(1.16)	(1.42)	(1.41)	(0.75)	(0.75)
Total distributions	(1.16)	(1.42)	(1.41)	(0.75)	(0.75)
ETF transaction fees per share (See Note 1)	—	0.00(c)	—	—	0.00(c)
Net asset value, end of year	$19.94	$20.00	$20.20	$23.33	$27.45
TOTAL RETURN	5.58%	6.30%	−7.30%	−12.54%	9.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$161,501	$178,021	$232,340	$949,550	$839,970
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	5.80%	7.03%	5.26%	3.01%	4.04%
Portfolio turnover rate(d)	431%	131%	711%	652%	55%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

109

Pacer Trendpilot® US Large Cap ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$45.80	$38.63	$37.54	$36.54	$26.99
INVESTMENT OPERATIONS:
Net investment income(a)	0.54	0.42	0.66	0.28	0.25
Net realized and unrealized gain (loss) on investments(b)	2.68	7.26	0.90	1.03	9.65
Total from investment operations	3.22	7.68	1.56	1.31	9.90
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.51)	(0.47)	(0.31)	(0.35)
Total distributions	(0.36)	(0.51)	(0.47)	(0.31)	(0.35)
Net asset value, end of year	$48.66	$45.80	$38.63	$37.54	$36.54
TOTAL RETURN	6.94%	19.96%	4.20%	3.48%	36.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,213,687	$2,619,782	$2,039,609	$1,841,243	$1,894,772
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.04%	0.98%	1.75%	0.71%	0.83%
Portfolio turnover rate(c)	3%	51%	1%	58%	6%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

110

Pacer Trendpilot® US Mid Cap ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$33.87	$32.25	$34.52	$35.63	$28.35
INVESTMENT OPERATIONS:
Net investment income(a)	0.46	0.56	0.39	0.00(b)	0.09
Net realized and unrealized gain (loss) on investments(c)	0.68	1.69	(2.41)	(1.07)	7.36
Total from investment operations	1.14	2.25	(2.02)	(1.07)	7.45
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.63)	(0.25)	(0.04)	(0.17)
Total distributions	(0.32)	(0.63)	(0.25)	(0.04)	(0.17)
Net asset value, end of year	$34.69	$33.87	$32.25	$34.52	$35.63
TOTAL RETURN	3.30%	7.02%	−5.81%	−2.98%	26.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$423,241	$384,469	$390,252	$441,894	$452,474
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.25%	1.72%	1.19%	0.01%	0.30%
Portfolio turnover rate(d)	14%	262%	441%	16%	304%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

111

Pacer US Cash Cows 100 ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$54.82	$46.73	$47.94	$41.95	$25.17
INVESTMENT OPERATIONS:
Net investment income(a)	1.12	1.10	1.08	0.84	0.71
Net realized and unrealized gain (loss) on investments(b)	(2.99)	8.02	(1.32)	5.87	16.76
Total from investment operations	(1.87)	9.12	(0.24)	6.71	17.47
LESS DISTRIBUTIONS FROM:
Net investment income	(1.01)	(1.03)	(0.97)	(0.72)	(0.69)
Total distributions	(1.01)	(1.03)	(0.97)	(0.72)	(0.69)
Net asset value, end of year	$51.94	$54.82	$46.73	$47.94	$41.95
TOTAL RETURN	−3.52%	19.70%	−0.38%	16.08%	70.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$20,965,678	$22,641,886	$13,219,876	$4,554,750	$432,113
Ratio of expenses to average net assets	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets	1.99%	2.15%	2.30%	1.78%	2.23%
Portfolio turnover rate(c)	151%	77%	90%	114%	104%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

112

Pacer US Cash Cows Growth ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$40.36	$35.00	$35.44	$36.21	$22.89
INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.56	0.60	0.04	0.14
Net realized and unrealized gain (loss) on investments(b)	3.99	5.43	(0.65)	(0.75)	13.37
Total from investment operations	4.20	5.99	(0.05)	(0.71)	13.51
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.62)	(0.39)	(0.04)	(0.19)
Return of capital	—	(0.01)	—	(0.02)	—
Total distributions	(0.10)	(0.63)	(0.39)	(0.06)	(0.19)
Net asset value, end of year	$44.46	$40.36	$35.00	$35.44	$36.21
TOTAL RETURN	10.41%	17.34%	−0.07%	−1.98%	59.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$71,144	$46,412	$38,500	$8,859	$3,621
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.47%	1.52%	1.69%	0.10%	0.43%
Portfolio turnover rate(c)	137%	123%	182%	76%	170%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

113

Pacer US Export Leaders ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$47.07	$39.95	$38.27	$40.41	$25.15
INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.21	0.25	0.12	0.14
Net realized and unrealized gain (loss) on investments(b)	(2.08)	7.12	1.67	(2.13)	15.27
Total from investment operations	(1.84)	7.33	1.92	(2.01)	15.41
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.21)	(0.24)	(0.12)	(0.15)
Return of capital	—	—	—	(0.01)	—
Total distributions	(0.21)	(0.21)	(0.24)	(0.13)	(0.15)
Net asset value, end of year	$45.02	$47.07	$39.95	$38.27	$40.41
TOTAL RETURN	−3.95%	18.40%	5.06%	−5.00%	61.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$40,521	$61,194	$19,976	$3,827	$2,021
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.61%	0.60%
Ratio of net investment income (loss) to average net assets	0.48%	0.47%	0.64%	0.29%	0.43%
Portfolio turnover rate(c)	71%	75%	74%	79%	111%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

114

Pacer US Large Cap Cash Cows Growth Leaders ETF
Financial Highlights

	Year Ended April 30,		Period Ended April 30, 2023(a)
	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$24.56	$20.07	$20.36
INVESTMENT OPERATIONS:
Net investment income(b)	0.13	0.12	0.03
Net realized and unrealized gain (loss) on investments(c)	7.16	4.48	(0.30)
Total from investment operations	7.29	4.60	(0.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.11)	(0.02)
Total distributions	(0.11)	(0.11)	(0.02)
Net asset value, end of period	$31.74	$24.56	$20.07
TOTAL RETURN(d)	29.72%	22.96%	−1.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,440,421	$120,342	$19,571
Ratio of expenses to average net assets(e)	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	0.42%	0.53%	0.44%
Portfolio turnover rate(d)(f)	108%	111%	30%

(a)	Inception date of the Fund was December 21, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

115

Pacer US Small Cap Cash Cows ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$45.83	$37.05	$38.06	$41.82	$20.76
INVESTMENT OPERATIONS:
Net investment income(a)	0.51	0.54	0.51	0.72	0.11
Net realized and unrealized gain (loss) on investments(b)	(10.18)	8.76	(1.09)	(3.37)	21.13
Total from investment operations	(9.67)	9.30	(0.58)	(2.65)	21.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.52)	(0.43)	(0.67)	(0.14)
Return of capital	—	—	—	(0.44)	(0.04)
Total distributions	(0.46)	(0.52)	(0.43)	(1.11)	(0.18)
Net asset value, end of year	$35.70	$45.83	$37.05	$38.06	$41.82
TOTAL RETURN	−21.28%	25.18%	−1.46%	−6.57%	102.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$4,185,670	$9,399,691	$2,035,764	$831,675	$271,840
Ratio of expenses to average net assets	0.59%	0.59%	0.59%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets	1.16%	1.20%	1.36%	1.70%	0.33%
Portfolio turnover rate(c)	146%	108%	101%	133%	123%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

116

Pacer US Small Cap Cash Cows Growth Leaders ETF
Financial Highlights

	Year Ended April 30, 2025	Period End April 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$22.93	$20.18
INVESTMENT OPERATIONS:
Net investment income(b)	0.10	0.13
Net realized and unrealized gain (loss) on investments(c)	0.11	2.75
Total from investment operations	0.21	2.88
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.13)
Return of capital	—	(0.00)(d)
Total distributions	(0.08)	(0.13)
Net asset value, end of period	$23.06	$22.93
TOTAL RETURN(e)	0.94%	14.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,874	$9,170
Ratio of expenses to average net assets(f)	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(f)	0.39%	0.59%
Portfolio turnover rate(e)(g)	136%	152%

(a)	Inception date of the Fund was May 1, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

117

Pacer WealthShield ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$27.78	$27.16	$30.16	$32.10	$23.92
INVESTMENT OPERATIONS:
Net investment income(a)	0.61	0.39	0.64	0.26	0.14
Net realized and unrealized gain (loss) on investments(b)	2.85	0.71	(3.07)	(1.94)	8.20
Total from investment operations	3.46	1.10	(2.43)	(1.68)	8.34
LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.48)	(0.57)	(0.26)	(0.16)
Total distributions	(0.43)	(0.48)	(0.57)	(0.26)	(0.16)
ETF transaction fees per share (See Note 1)	0.00(c)	—	—	0.00(c)	—
Net asset value, end of year	$30.81	$27.78	$27.16	$30.16	$32.10
TOTAL RETURN	12.45%	4.06%	−8.09%	−5.30%	35.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$26,185	$19,446	$24,446	$33,172	$48,143
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.61%	0.60%
Ratio of net investment income (loss) to average net assets	2.01%	1.42%	2.19%	0.79%	0.53%
Portfolio turnover rate(d)	514%	315%	669%	448%	227%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

118

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025
NOTE 1 – ORGANIZATION
Pacer Funds Trust (the “Trust”), a Delaware statutory trust organized on August 12, 2014. USAI, BULD, ODDS, PSFF, PSCX, PSMD, PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO, PSFO, QDPL, EAFG, QSIX, FOWF, MILK and PEVC fiscal year end is October 31st and as such are not included in these financial statements. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust currently consists of multiple operational series, of which are covered in this report, individually the (“Fund”) or collectively the (“Funds”).
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”), Nasdaq Stock Market LLC (“Nasdaq”), or the NYSE Arca, Inc. (“NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 50,000 shares except PTBD which generally consist of 100,000 shares, COWG and CAFG which generally consist of 25,000 shares, and TRFK, SHPP, GLBL, QQQG, PATN and FLRT which generally consist of 20,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds each currently offer one class of Shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Below are the charges for the standard fixed creation fee, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction for the Funds. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer Cash Cows Fund of Funds ETF	HERD	May 3, 2019	Nasdaq	$300
Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF	SZNE	July 23, 2018	NYSE	500
Pacer Data & Infrastructure Real Estate ETF	SRVR	May 15, 2018	NYSE	300
Pacer Data and Digital Revolution ETF	TRFK	June 8, 2022	NYSE	500
Pacer Developed Markets International Cash Cows 100 ETF	ICOW	June 16, 2017	Cboe	1,000
Pacer Emerging Markets Cash Cows 100 ETF	ECOW	May 2, 2019	Nasdaq	1,750
Pacer Global Cash Cows Dividend ETF	GCOW	February 22, 2016	Cboe	1,000
Pacer Industrial Real Estate ETF	INDS	May 14, 2018	NYSE	300
Pacer Industrials and Logistics ETF	SHPP	June 8, 2022	NYSE	750
Pacer Lunt Large Cap Alternator ETF	ALTL	June 24, 2020	NYSE	300

119

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer Lunt Large Cap Multi-Factor Alternator ETF	PALC	June 24, 2020	NYSE	$300
Pacer Lunt Midcap Multi-Factor Alternator ETF	PAMC	June 24, 2020	NYSE	300
Pacer MSCI World Industry Advantage ETF	GLBL	September 17, 2024	Cboe	1,250
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	QQQG	August 20, 2024	Nasdaq	300
Pacer Nasdaq International Patent Leaders ETF	PATN	September 17, 2024	Nasdaq	500
Pacer Pacific Asset Floating Rate High Income ETF	FLRT	February 18, 2015	NYSE	300
Pacer Trendpilot® 100 ETF	PTNQ	June 11, 2015	Nasdaq	300
Pacer Trendpilot® European Index ETF	PTEU	December 14, 2015	Cboe	1,250*
Pacer Trendpilot® Fund of Funds ETF	TRND	May 3, 2019	NYSE	300
Pacer Trendpilot® International ETF	PTIN	May 2, 2019	NYSE	4,000*
Pacer Trendpilot® US Bond ETF	PTBD	October 22, 2019	NYSE	500
Pacer Trendpilot® US Large Cap ETF	PTLC	June 11, 2015	Cboe	500*
Pacer Trendpilot® US Mid Cap ETF	PTMC	June 11, 2015	Cboe	300*
Pacer US Cash Cows 100 ETF	COWZ	December 16, 2016	Cboe	300
Pacer US Cash Cows Growth ETF	BUL	May 2, 2019	NYSE	300
Pacer US Export Leaders ETF	PEXL	July 23, 2018	NYSE	300
Pacer US Large Cap Cash Cows Growth Leaders ETF	COWG	December 21, 2022	Nasdaq	300
Pacer US Small Cap Cash Cows ETF	CALF	June 16, 2017	Cboe	300
Pacer US Small Cap Cash Cows Growth Leaders ETF	CAFG	May 1, 2023	Nasdaq	300
Pacer WealthShield ETF	PWS	December 11, 2017	Cboe	500

*	For the PTLC, PTMC, PTEU and PTIN, the standard fixed creation transaction fee is $300 when the Deposit Securities include only U.S. Treasury bills.
The investment objectives of the Funds are to seek to track the total return performance, before fees and expenses, of the following indexes, respectively.

Ticker	Index	Diversification
HERD	Pacer Cash Cows Fund of Funds Index	Diversified
SZNE	CFRA-Stovall Equal Weight Seasonal Rotation Index	Diversified
SRVR	Solactive GPR Data & Infrastructure Real Estate Index	Non-Diversified
TRFK	Pacer Data Transmission and Communication Revolution Index	Non-Diversified
ICOW	Pacer Developed Markets International Cash Cows 100 Index	Diversified
ECOW	Pacer Emerging Markets Cash Cows 100 Index	Diversified
GCOW	Pacer Global Cash Cows Dividend Index	Diversified
INDS	Solactive GPR Industrial Real Estate Index	Non-Diversified
SHPP	Pacer Global Supply Chain Infrastructure Index	Non-Diversified
ALTL	Lunt Capital U.S. Large Cap Equity Rotation Index	Diversified
PALC	Lunt Capital U.S. Large Cap Multi-Factor Rotation Index	Non-Diversified
PAMC	Lunt Capital U.S. MidCap Multi-Factor Rotation Index	Diversified
GLBL	MSCI World Ricardo Comparative Advantage Select Index	Non-Diversified
QQQG	Nasdaq International Patent Leaders Index	Non-Diversified
PATN	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders Index	Non-Diversified
FLRT	Pacer Pacific Asset Floating Rate High Income Index	Diversified
PTNQ	Pacer US Small Cap Cash Cows Index	Diversified
PTEU	Pacer NASDAQ-100 Trendpilot® Index	Non-Diversified
TRND	Pacer Trendpilot® European Index	Diversified
PTIN	Pacer Trendpilot® US Large Cap Index	Diversified

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NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)

Ticker	Index	Diversification
PTBD	Pacer Trendpilot® US Mid-Cap Index	Diversified
PTLC	Pacer Trendpilot® Fund of Funds Index	Diversified
PTMC	Pacer Trendpilot® International Index	Diversified
COWZ	Pacer Trendpilot® US Bond Index	Diversified
BUL	Pacer US Export Leaders Index	Diversified
PEXL	Pacer US Cash Cows 100 Index	Diversified
COWG	Pacer US Cash Cows Growth Index	Non-Diversified
CALF	Pacer US Large Cap Cash Cows Growth Leaders Index	Non-Diversified
CAFG	Pacer US Small Cap Cash Cows Growth Leaders Index	Non-Diversified
PWS	Pacer WealthShield Index	Diversified

The investment objective of FLRT is to seek to provide a high level of current income. FLRT is a diversified Fund.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations. The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.
Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.
Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.
Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

121

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NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.
Futures contracts are valued at the settlement price on the exchange on which they are principally traded.
Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.
Cash and cash equivalents - Cash and cash equivalents are held with a financial institution. Cash and cash equivalents of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.
The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2025:
HERD

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Affiliated Exchange Traded Funds	$82,907,581	$—	$—	$—	$82,907,581
Investments Purchased with Proceeds from Securities Lending	—	—	—	2,212,350	2,212,350
Total Investments in Securities	$82,907,581	$—	$—	$2,212,350	$85,119,931

122

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NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
SZNE

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$20,376,946	$—	$—	$—	$20,376,946
Investments Purchased with Proceeds from Securities Lending	—	—	—	1,817,130	1,817,130
Total Investments in Securities	$20,376,946	$—	$—	$1,817,130	$22,194,076

^	See Schedule of Investments for sector breakouts.
SRVR

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$141,341,645	$—	$—	$—	$141,341,645
Real Estate Investment Trusts	290,719,523	—	—	—	290,719,523
Investments Purchased with Proceeds from Securities Lending	—	—	—	24,545,995	24,545,995
Total Investments in Securities	$432,061,168	$—	$—	$24,545,995	$456,607,163

^	See Schedule of Investments for sector breakouts.
TRFK

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$54,477,429	$—	$—	$—	$54,477,429
Investments Purchased with Proceeds from Securities Lending	—	—	—	9,220,919	9,220,919
Total Investments in Securities	$54,477,429	$—	$—	$9,220,919	$63,698,348

^	See Schedule of Investments for sector breakouts.
ICOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,033,040,482	$—	$—	$—	$1,033,040,482
Preferred Stocks	10,273,056	—	—	—	10,273,056
Investments Purchased with Proceeds from Securities Lending	—	—	—	39,814,960	39,814,960
Total Investments in Securities	$1,043,313,538	$—	$—	$39,814,960	$1,083,128,498

^	See Schedule of Investments for country breakouts.

123

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NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
ECOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$77,867,260	$—	$0	$—	$77,867,260
Preferred Stocks	2,320,173	—	—	—	2,320,173
Investments Purchased with Proceeds from Securities Lending	—	—	—	6,685,444	6,685,444
Total Investments in Securities	$80,187,433	$—	$—	$6,685,444	$86,872,877

^	See Schedule of Investments for country breakouts.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

ECOW(a)	Balance as of 4/30/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 04/30/2025
Common Stocks	$ 0	$ —	$ —	$ —	$ —	$ —	$ —	$ 0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

ECOW	Fair Value as of 04/30/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$ 0	Market comparable companies	Discount for lack of marketability	$0.00

(a)	Table presents information for ten securities, which due to the Russian foreign exchange restrictions are not actively trading.
GCOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$2,168,036,267	$—	$—	$—	$2,168,036,267
Investments Purchased with Proceeds from Securities Lending	—	—	—	246,898,987	246,898,987
Total Investments in Securities	$2,168,036,267	$—	$—	$246,898,987	$2,414,935,254

^	See Schedule of Investments for country breakouts.
INDS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$4,618,323	$—	$—	$—	$4,618,323
Real Estate Investment Trusts	133,006,295	—	—	—	133,006,295
Investments Purchased with Proceeds from Securities Lending	—	—	—	11,445,441	11,445,441
Total Investments in Securities	$137,624,618	$—	$—	$11,445,441	$149,070,059

^	See Schedule of Investments for sector breakouts.

124

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NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
SHPP

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,017,740	$—	$—	$—	$1,017,740
Investments Purchased with Proceeds from Securities Lending	—	—	—	20,303	20,303
Total Investments in Securities	$1,017,740	$—	$—	$20,303	$1,038,043

^	See Schedule of Investments for sector breakouts.
ALTL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$120,468,448	$—	$—	$—	$120,468,448
Real Estate Investment Trusts	8,556,934	—	—	—	8,556,934
Investments Purchased with Proceeds from Securities Lending	—	—	—	5,906,003	5,906,003
Total Investments in Securities	$129,025,382	$—	$—	$5,906,003	$134,931,385

^	See Schedule of Investments for sector breakouts.
PALC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$279,032,704	$—	$—	$—	$279,032,704
Real Estate Investment Trusts	10,713,590	—	—	—	10,713,590
Investments Purchased with Proceeds from Securities Lending	—	—	—	7,082,995	7,082,995
Total Investments in Securities	$289,746,294	$—	$—	$7,082,995	$296,829,289

^	See Schedule of Investments for sector breakouts.
PAMC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$54,526,878	$—	$—	$—	$54,526,878
Real Estate Investment Trusts	8,819,579	—	—	—	8,819,579
Investments Purchased with Proceeds from Securities Lending	—	—	—	16,117,748	16,117,748
Total Investments in Securities	$63,346,457	$—	$—	$16,117,748	$79,464,205

^	See Schedule of Investments for sector breakouts.

125

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NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
GLBL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$777,585	$—	$—	$—	$777,585
Real Estate Investment Trusts	28,803	—	—	—	28,803
Investments Purchased with Proceeds from Securities Lending	—	—	—	92,714	92,714
Total Investments in Securities	$806,388	$—	$—	$92,714	$899,102

^	See Schedule of Investments for sector breakouts.
QQQG

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$3,654,861	$—	$—	$—	$3,654,861
Investments Purchased with Proceeds from Securities Lending	—	—	—	550,867	550,867
Total Investments in Securities	$3,654,861	$—	$—	$550,867	$4,205,728

^	See Schedule of Investments for country breakouts.
PATN

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$9,667,116	$—	$—	$—	$9,667,116
Preferred Stocks	33,626	—	—	—	33,626
Rights	—	—	0	—	0
Total Investments in Securities	$9,700,742	$—	$0	$—	$9,700,742

^	See Schedule of Investments for country breakouts.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PATN(a)	Balance as of 4/30/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 04/30/2025
Rights	$ 0	$ —	$(206)	$206	$ —	$ —	$ —	$ 0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PATN	Fair Value as of 04/30/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Rights	$ 0	No intrinsic value of the stocks.	Pricing at zero.	0.00 KRW

(a)	Table presents information for one security: Samsung SDI Co Ltd, which has been valued at 0.00 KRW throughout the period.

126

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NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
FLRT

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Bank Loans	$—	$258,633,592	$—	$—	$258,633,592
Closed-End Funds	14,802	—	—	—	14,802
Collateralized Loan Obligations		139,598,792	—	—	139,598,792
Corporate Bonds	—	38,684,728	—	—	38,684,728
Exchange Traded Funds	8,196,065	—	—	—	8,196,065
U.S. Treasury Bills	—	15,983,116	—	—	15,983,116
Investments Purchased with Proceeds from Securities Lending	—	—	—	11,678,926	11,678,926
Total Investments in Securities	$8,210,867	$452,900,228	$—	$11,678,926	$472,790,021

^	See Schedule of Investments for sector breakouts.
PTNQ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
U.S. Treasury Bills	$—	$1,205,084,677	$—	$—	$1,205,084,677
Total Investments in Securities	$—	$1,205,084,677	$—	$—	$1,205,084,677

^	See Schedule of Investments for sector breakouts.
PTEU

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$29,498,714	$—	$6,846	$—	$29,505,560
Preferred Stocks	229,331	—	—	—	229,331
Real Estate Investment Trusts	158,614	—	—	—	158,614
Total Investments in Securities	$29,886,659	$—	$6,846	$—	$29,893,505

^	See Schedule of Investments for country breakouts.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PTEU(a)	Balance as of 4/30/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/2025
Common Stocks	$154,447	$ —	$397	$ —	$(147,998)	$ —	$ —	$6,846

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTEU	Fair Value as of 04/30/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$6,846	Last Trade Price	Stale Data	4.8 EUR

(a)	Table presents information for one security: FF Group, which has been valued at 4.8 EUR throughout the period.

127

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NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
TRND

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Affiliated Exchange Traded Funds	$55,672,643	$—	$—	$—	$55,672,643
Investments Purchased with Proceeds from Securities Lending	—	—	—	2,933,115	2,933,115
Total Investments in Securities	$55,672,643	$—	$—	$2,933,115	$58,605,758

PTIN

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Warrants	$—	$—	$0	$—	$0
U.S. Treasury Bills	—	144,213,837	0	—	144,213,837
Total Investments in Securities	$—	$144,213,837	$0	$—	$144,213,837

^	See Schedule of Investments for country breakouts.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PTIN(a)	Balance as of 4/30/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/2025
Warrants	$0	$ —	$ —	$ —	$—	$ —	$ —	$ 0
Common Stocks	$155,443	$—	$—	$—	$(155,443)	$—	$—	$—

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTIN	Fair Value as of 04/30/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Warrants	$0	US Line	Delisting	0.00 CAD

(a) Table presents information for one security: Constellation Software, Inc. which has been valued at 0.00 CAD throughout the period.
PTBD

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Corporate Bonds	$—	$2,357	$—	$—	$2,357
U.S. Treasury Securities	—	159,307,601	—	—	159,307,601
Total Investments in Securities	$—	$159,309,958	$—	$—	$159,309,958

^	See Schedule of Investments for sector breakouts.

128

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
PTLC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
U.S. Treasury Bills	$—	$3,174,874,897	$—	$—	$3,174,874,897
Total Investments in Securities	$—	$3,174,874,897	$—	$—	$3,174,874,897

^	See Schedule of Investments for sector breakouts.
PTMC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
U.S. Treasury Bills	$—	$419,171,094	$—	$—	$419,171,094
Total Investments in Securities	$—	$419,171,094	$—	$—	$419,171,094

^	See Schedule of Investments for sector breakouts.
COWZ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$20,924,185,378	$—	$—	$—	$20,924,185,378
Investments Purchased with Proceeds from Securities Lending	—	—	—	204,294,909	204,294,909
Total Investments in Securities	$20,924,185,378	$—	$—	$204,294,909	$21,128,480,287

^	See Schedule of Investments for sector breakouts.
BUL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$71,114,517	$—	$—	$—	$71,114,517
Investments Purchased with Proceeds from Securities Lending	—	—	—	9,133,796	9,133,796
Total Investments in Securities	$71,114,517	$—	$—	$9,133,796	$80,248,313

^	See Schedule of Investments for sector breakouts.
PEXL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$40,517,046	$—	$—	$—	$40,517,046
Investments Purchased with Proceeds from Securities Lending	—	—	—	3,082,328	3,082,328
Total Investments in Securities	$40,517,046	$—	$—	$3,082,328	$43,599,374

^	See Schedule of Investments for sector breakouts.

129

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
COWG

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,438,657,078	$—	$—	$—	$1,438,657,078
Investments Purchased with Proceeds from Securities Lending	—	—	—	24,106,274	24,106,274
Total Investments in Securities	$1,438,657,078	$—	$—	$24,106,274	$1,462,763,352

^	See Schedule of Investments for sector breakouts.
CALF

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$4,081,732,980	$—	$—	$—	$4,081,732,980
Real Estate Investment Trusts	100,937,040	—	—	—	100,937,040
Investments Purchased with Proceeds from Securities Lending	—	—	—	389,539,639	389,539,639
Total Investments in Securities	$4,182,670,020	$—	$—	$389,539,639	$4,572,209,659

^	See Schedule of Investments for sector breakouts.
CAFG

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$17,858,414	$—	$—	$—	$17,858,414
Investments Purchased with Proceeds from Securities Lending	—	—	—	2,388,627	2,388,627
Total Investments in Securities	$17,858,414	$—	$—	$2,388,627	$20,247,041

^	See Schedule of Investments for sector breakouts.
PWS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$—	$—	$0	$—	$0
U.S. Treasury Securities	—	25,805,673	—	—	25,805,673
Total Investments in Securities	$—	$25,805,673	$0	$—	$25,805,673

^	See Schedule of Investments for sector breakouts.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PWS(a)	Balance as of 4/30/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 04/30/2025
Common Stocks	$ 0	$ —	$ —	$ —	$ —	$ —	$ —	$0
Rights	$ 0	$ —	$ —	$ —	$ —	$ —	$ —	$ —

130

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NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PWS	Fair Value as of 04/30/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$ 0	Acquisition Price	Stale Data	0.00 USD

(a)	Table presents information for one security, Abiomed, Inc. has been valued at 0.00 USD throughout the period.
See Schedule of Investments for sector breakouts.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Funds have complied and intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period/year ended April 30, 2025, the Funds did not have any tax positions that did not meet the “more-likely- than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period/year ended April 30, 2025, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Management has analyzed each of the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022-2024) or expected to be taken in each of the Fund’s 2025 tax returns. During the year/period ended April 30, 2025, the Funds did not incur any interest or penalties.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Fund’s investments in Real Estate Investment Trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income for PTNQ, PTEU, TRND, PTIN, PTLC and PTMC, are declared and paid on an annual basis. HERD, SZNE, SRVR, TRFK, ICOW, ECOW, GCOW, INDS, SHPP, ALTL, PALC, PAMC, GLBL, QQQG, PATN, COWZ, BUL, PEXL,

131

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NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
COWG, CALF, CAFG and PWS, are declared and paid on a quarterly basis. FLRT and PTBD are declared and paid on a monthly basis. The net realized gains on securities normally are declared and paid on an annual basis for all Funds. Distributions are recorded on the ex-dividend date.
F.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

I.
Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period/year ended April 30, 2025, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
HERD	(4,009,302)	4,009,302
SZNE	(184,068)	184,068
SRVR	(12,812,872)	12,812,872
TRFK	(2,079,620)	2,079,620
ICOW	(47,599,588)	47,599,588
ECOW	(7,786,909)	7,786,909
GCOW	(91,191,292)	91,191,292
INDS	(1,944,888)	1,944,888
SHPP	—	—
ALTL	(7,831,728)	7,831,728
PALC	(53,960,741)	53,960,741
PAMC	(6,362,871)	6,362,871
GLBL	(71,037)	71,037
QQQG	(90,049)	90,049
PATN	—	—
FLRT	—	—
PTNQ	(190,662,100)	190,662,100
PTEU	(726,781)	726,781
TRND	(687,110)	687,110
PTIN	(22,272,559)	22,272,559
PTBD	(331,897)	331,897
PTLC	(498,517,194)	498,517,194
PTMC	(3,987,554)	3,987,554
COWZ	(2,701,857,840)	2,701,857,840
BUL	(12,358,867)	12,358,867

132

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NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
PEXL	(6,286,369)	6,286,369
COWG	(26,071,688)	26,071,688
CALF	(433,660,038)	433,660,038
CAFG	(1,698,474)	1,698,474
PWS	(167,866)	167,866

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Pacer Advisors, Inc. (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, the Funds pay the Adviser at the following annual rates based on each Fund’s average daily net assets:

Annual Rate of Average Daily Net Assets
HERD	0.15%
SZNE	0.60%
SRVR	0.60%
TRFK	0.60%
ICOW	0.65%
ECOW	0.70%
GCOW	0.60%
INDS	0.60%
SHPP	0.60%
ALTL	0.60%
PALC	0.60%
PAMC	0.60%
GLBL	0.65%
QQQG	0.49%
PATN	0.65%
FLRT	0.60%
PTNQ	0.65%
PTEU	0.65%
TRND	0.15%
PTIN	0.65%
PTBD	0.60%
PTLC	0.60%
PTMC	0.60%
COWZ	0.49%
BUL	0.60%
PEXL	0.60%
COWG	0.49%
CALF	0.59%
CAFG	0.59%
PWS	0.60%

133

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NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Vident Asset Management (“Vident”) serves as the sub-adviser to PTBD and Aristotle Pacific Capital, LLC (“Aristotle Pacific”) serves as the sub-adviser to FLRT. Each sub-adviser has responsibility for selecting and continuously monitoring their respective Fund(s) investments. Sub-Advisory fees earned by Vident and Aristotle Pacific are paid by the Adviser.
Effective November 1, 2024, pursuant to a contractual agreement between the Trust on behalf of each SRVR and INDS, the Adviser shall waive a portion of its advisory fee under the Advisory Agreement with respect to each Fund which limits each Fund’s total operating expenses (exclusive of any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization, or proxy solicitation, litigation, and other extraordinary expenses) to not more than 0.55% of the average daily net assets of each Fund. For the year ended April 30, 2025, the Adviser’s management fee was reduced by $218,024 and $91,180 in SRVR and INDS, respectively. This contractual agreement expires on October 31, 2025. The Adviser is not entitled to recoup any fees that have been previously waived.
Pursuant to a Sub-Advisory Agreement between the Adviser and Vident (the “Sub-Advisory Agreement”), Vident is responsible for the day-to-day management of the Fund, including the trading of portfolio securities for the Fund. Vident is responsible for selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitutions of the Index, subject to the supervision of the Adviser and the Board. For the services it provides to PTBD, Vident is compensated by the Adviser from the management fees paid by PTBD to the Adviser.
Effective April 12, 2023 and pursuant to a Sub-Advisory Agreement between the Adviser and the Aristotle Pacific (the “Sub-Advisory Agreement”), Aristotle Pacific is responsible for the day-to-day management of FLRT, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For the services it provides to FLRT, Aristotle Pacific is compensated by the Adviser from the management fees paid by FLRT to the Adviser. Prior to April 12, 2023, pursuant to a Sub-Advisory Agreement between the Adviser and the Pacific Asset Management LLC (“Pacific Asset”) (the “Sub-Advisory Agreement”), Pacific Asset was responsible for trading portfolio securities on behalf of FLRT, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For the services they provided to FLRT, Pacific Asset was compensated by the Adviser from the management fees paid by FLRT to the Adviser.
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the fiscal year/period ended April 30, 2025.
Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.
NOTE 4 – SERVICE AND CUSTODY AGREEMENTS
The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Bank Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Funds.
NOTE 5 – SECURITIES LENDING
The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may

134

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NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.
As of April 30, 2025, the Funds in the following table had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.
During the year/period ended April 30, 2025, the Funds (excluding PATN, PTNQ, PTEU, PTIN, PTBD PTLC, PTMC, and PWS) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations, as applicable.
NOTE 6 – SECURED BORROWINGS
The following represents gross obligations for secured borrowings by remaining time to maturity as of April 30, 2025.
Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
HERD	$2,212,350
SZNE	1,817,130
SRVR	24,545,995
TRFK	9,220,919
ICOW	39,814,960
ECOW	6,685,444
GCOW	246,898,987
INDS	11,445,441
SHPP	20,303
ALTL	5,906,003
PALC	7,082,995
PAMC	16,117,748
GLBL	92,714
QQQG	550,867
PATN	—
FLRT	11,678,926
PTNQ	—
PTEU	—
TRND	2,933,115
PTIN	—
PTBD	—
PTLC	—
PTMC	—
COWZ	2,024,294,909
BUL	9,133,796
PEXL	3,082,328

135

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
COWG	$24,106,274
CALF	389,539,639
CAFG	2,388,627
PWS	—

*	Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).
Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
NOTE 7 – OFFSETTING ASSETS AND LIABILITIES
The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of April 30, 2025:
Liabilities

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
HERD
Securities Lending	$2,212,350	$ —	$2,212,350	$2,212,350	$ —	$ —
SZNE
Securities Lending	1,817,130	—	1,817,130	1,817,130	—	—
SRVR
Securities Lending	24,545,995	—	24,545,995	24,545,995	—	—
TRFK
Securities Lending	9,220,919	—	9,220,919	9,220,919	—	—
ICOW
Securities Lending	39,814,960	—	39,814,960	39,814,960	—	—
ECOW
Securities Lending	6,685,444	—	6,685,444	6,685,444	—	—
GCOW
Securities Lending	246,898,987	—	246,898,987	246,898,987	—	—
INDS
Securities Lending	11,445,441	—	11,445,441	11,445,441	—	—
SHPP
Securities Lending	20,303	—	20,303	20,303	—	—
ALTL
Securities Lending	5,906,003	—	5,906,003	5,906,003	—	—
PALC
Securities Lending	7,082,995	—	7,082,995	7,082,995	—	—
PAMC
Securities Lending	16,117,748	—	16,117,748	16,117,748	—	—
GLBL
Securities Lending	92,714	—	92,714	92,714	—	—
QQQG
Securities Lending	550,867	—	550,867	550,867	—	—

136

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
PATN
Securities Lending	$—	$—	$—	$—	$—	$—
FLRT
Securities Lending	11,678,926	—	11,678,926	11,678,926	—	—
PTNQ
Securities Lending	—	—	—	—	—	—
PTEU
Securities Lending	—	—	—	—	—	—
TRND
Securities Lending	2,933,115	—	2,933,115	2,933,115	—	—
PTIN
Securities Lending	—	—	—	—	—	—
PTBD
Securities Lending	—	—	—	—	—	—
PTLC
Securities Lending	—	—	—	—	—	—
PTMC
Securities Lending	—	—	—	—	—	—
COWZ
Securities Lending	2,024,294,909	—	2,024,294,909	2,024,294,909	—	—
BUL
Securities Lending	9,133,796	—	9,133,796	9,133,796	—	—
PEXL
Securities Lending	3,082,328	—	3,082,328	3,082,328	—	—
COWG
Securities Lending	24,106,274	—	24,106,274	24,106,274	—	—
CALF
Securities Lending	389,539,639	—	389,539,639	389,539,639	—	—
CAFG
Securities Lending	2,388,627	—	2,388,627	2,388,627	—	—
PWS
Securities Lending	—	—	—	—	—	—

137

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
NOTE 8 – INVESTMENT TRANSACTIONS
For the year/period ended April 30, 2025, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, the in-kind transactions associated with creations and redemptions, and the long-term purchases and sales of U.S. Government Securities were as follows:

	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
HERD	$5,907,129	$5,927,996	$21,031,236	$30,392,013	$—	$—
SZNE	61,829,698	62,526,667	—	16,423,622	—	—
SRVR	173,690,046	174,613,825	41,998,529	97,241,160	—	—
TRFK	16,250,431	16,221,984	28,527,254	5,551,070	—	—
ICOW	1,024,623,239	999,414,272	155,191,509	535,652,325	—	—
ECOW	90,923,306	91,433,465	25,138,978	42,859,436	—	—
GCOW	1,005,737,046	981,946,168	555,346,286	446,033,117	—	—
INDS	40,301,299	39,063,606	—	63,271,037	—	—
SHPP	403,476	413,618	—	—	—	—
ALTL	482,152,907	482,693,106	—	136,558,414	—	—
PALC	1,655,383,498	1,652,567,419	306,392,412	331,311,355	—	—
PAMC	309,375,613	308,736,074	64,666,314	52,092,331	—	—
GLBL	294,208	276,628	1,207,214	426,326	—	—
QQQG	1,237,390	1,150,503	4,039,964	444,219	—	—
PATN	2,876,992	82,667	6,496,749	—	—	—
FLRT	465,412,313	249,690,315	—	—	—	—
PTNQ	37,173,007	465,837,687	302,715,169	492,788,844	—	—
PTEU	46,630,473	47,150,131	1,346,552	11,635,036	—	—
TRND	4,319,065	4,364,598	8,237,567	3,152,113	—	—
PTIN	101,119,185	157,123,076	11,555,026	101,813,082	—	—
PTBD	714,485,278	712,568,315	22,818,435	41,674,264	458,597,172	300,167,838
PTLC	89,779,044	2,862,077,085	1,313,447,242	1,272,492,076	—	—
PTMC	58,552,049	465,635,897	44,397,183	26,843,004	—	—
COWZ	36,709,091,055	36,802,670,237	12,174,002,682	12,348,627,785	—	—
BUL	90,284,571	89,313,846	87,888,524	68,094,023	—	—
PEXL	42,094,592	41,964,793	17,207,936	36,743,710	—	—
COWG	589,260,589	565,844,059	1,354,933,026	75,168,964	—	—
CALF	11,826,430,291	11,848,411,014	2,194,754,924	5,612,951,786	—	—
CAFG	22,823,409	22,478,041	18,542,354	9,348,544	—	—
PWS	113,231,231	103,746,393	—	1,456,902	67,809,715	40,855,639

NOTE 9 – TRANSACTIONS WITH AFFILIATED SECURITIES
The Pacer Trendpilot® Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Trendpilot® ETFs”). Each of the Trendpilot® ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the underlying index listed in the following table (collectively, the “Trendpilot® Indexes”). Each Trendpilot® Index other than the Pacer Trendpilot® US Bond Index (collectively, the “Trendpilot® Equity Indexes”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the “Underlying Component” specified in the table below, (ii) 50% to the applicable Underlying Component and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Underlying Component and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for each Underlying

138

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
Component is based on the total return version of such Underlying Component and reflects the reinvestment of dividends paid by the securities in such Underlying Component.
The Pacer Trendpilot® US Bond Index (the “Trendpilot® Bond Index”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the iBoxx USD Liquid High Yield Index, (ii) 50% to the iBoxx USD Liquid High Yield Index and 50% to the iBoxx USD Treasuries 7-10 Year Index or (iii) 100% to iBoxx USD Treasuries 7-10 Year Index, depending on the value of the iBoxx USD Liquid High Yield Index divided by the value of the iBoxx USD Treasuries 7-10 Year Index (the “Risk Ratio”).

Weight	Trendpilot® ETF	Trendpilot® Index	Equity Component
20%	Pacer Trendpilot® 100 ETF	Pacer NASDAQ-100 Trendpilot® Index	NASDAQ-100® Index
20%	Pacer Trendpilot® International ETF	Pacer Trendpilot® International Index	S&P Developed Ex-US Large Cap Index
20%	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® US Bond Index	iBoxx USD Liquid High Yield Index
20%	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Large Cap Index	S&P 500® Index
20%	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® US Mid Cap Index	S&P MidCap 400® Index

TRND had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance May 1, 2024	Purchases	Sales	Balance April 30, 2025
PTNQ	150,803	31,964	(21,432)	161,335
PTIN	356,544	98,947	(69,327)	386,164
PTBD	508,593	123,378	(49,507)	582,464
PTLC	218,565	40,544	(34,733)	224,376
PTMC	292,679	75,821	(32,719)	335,781

Security Name	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
PTNQ	$10,872,366	$217,263	$306,957	$(359,369)
PTIN	10,596,649	266,978	102,326	(339,114)
PTBD	11,638,912	604,680	(140,245)	136,101
PTLC	10,924,868	75,182	303,752	228,395
PTMC	11,639,848	95,483	83,548	85,978
Total	55,672,643	1,259,586	656,338	(248,009)

The Pacer Cash Cows Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Cash Cows ETFs”). Each of the Cash Cows ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the applicable underlying index listed in the following table (collectively, the “Cash Cows Indexes”). Each Cash Cows Index uses an objective, rules-based methodology to provide

139

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
exposure to companies with high free cash flow yields (commonly referred to as “cash cows”) selected from the applicable “Equity Universe” as indicated in the following table.

Weight	Cash Cows ETF	Cash Cows Index	Equity Universe
20%	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 Index	FTSE Developed ex US Index
20%	Pacer Global Cash Cows Dividend ETF	Pacer Global Cash Cows Dividend Index	FTSE All-World Developed Large Cap Index
20%	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows 100 Index	Russell 1000 Index
20%	Pacer US Cash Cows Growth ETF	Pacer US Cash Cows Growth Index	S&P 900® Pure Growth Index
20%	Pacer US Small Cap Cash Cows ETF	Pacer US Small Cap Cash Cows Index	S&P Small Cap 600® Index

HERD had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance May 1, 2024	Purchases	Sales	Balance April 30, 2025
ICOW	609,263	176,039	(251,173)	534,129
GCOW	563,787	139,482	(243,636)	459,633
COWZ	339,100	82,613	(111,238)	310,475
BUL	460,089	104,792	(182,391)	382,490
CALF	402,486	176,193	(131,102)	447,577

Security Name	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
ICOW	$16,958,596	$866,430	$422,592	$(237,493)
GCOW	16,900,705	770,589	730,678	724,758
COWZ	16,098,129	326,716	931,538	(1,871,474)
BUL	16,994,031	38,142	1,253,361	548,014
CALF	15,956,120	182,460	724,772	(4,970,948)
Total	82,907,581	2,184,337	4,062,941	(5,807,143)

140

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
NOTE 10 – TAX COST BASIS
The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at April 30, 2025 were as follows:

	HERD	SZNE	SRVR	TRFK	ICOW
Tax cost of investments	$83,781,305	$22,195,377	$462,661,273	$61,230,018	$1,051,041,093
Gross tax unrealized appreciation	5,164,904	849	44,041,543	8,245,151	125,439,346
Gross tax unrealized depreciation	(3,826,278)	(2,150)	(50,096,259)	(5,776,522)	(93,112,521)
Net tax unrealized appreciation (depreciation)	1,338,626	(1,301)	(6,054,716)	2,468,629	32,326,825
Undistributed ordinary income	—	22,945	3,653,593	41,991	7,513,731
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	22,945	3,653,593	41,991	7,513,731
Other accumulated (loss)	(20,063)	(29,531,336)	(304,420,836)	(370,938)	(47,316,992)
Total accumulated gain (loss)	$1,318,563	$(29,509,692)	$(306,821,959)	$2,139,682	$(7,476,436)

	ECOW	GCOW	INDS	SHPP	ALTL
Tax cost of investments	$87,568,070	$2,300,840,210	$164,117,128	$1,032,329	$138,811,234
Gross tax unrealized appreciation	8,500,834	266,311,567	2,234,265	149,867	1,882,126
Gross tax unrealized depreciation	(9,195,871)	(151,911,066)	(17,263,528)	(144,002)	(5,761,975)
Net tax unrealized appreciation (depreciation)	(695,037)	114,400,501	(15,029,263)	5,865	(3,879,849)
Undistributed ordinary income	1,263,689	28,793,592	966,438	13,262	312,121
Undistributed long-term gain	—	—	—	7,619	—
Total distributable earnings	1,263,689	28,793,592	966,438	20,881	312,121
Other accumulated (loss)	(6,264,721)	(74,093,945)	(62,710,475)	—	(258,659,097)
Total accumulated gain (loss)	$(5,696,069)	$69,100,148	$(76,773,300)	$26,746	$(262,226,825)

141

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)

	PALC	PAMC	GLBL	QQQG	PATN
Tax cost of investments	$311,642,881	$83,915,520	$959,211	$4,242,938	$9,297,977
Gross tax unrealized appreciation	4,940,368	948,307	17,579	231,764	506,582
Gross tax unrealized depreciation	(19,753,960)	(5,399,622)	(77,687)	(268,974)	(103,773)
Net tax unrealized appreciation (depreciation)	(14,813,592)	(4,451,315)	(60,108)	(37,210)	402,809
Undistributed ordinary income	452,987	222,340	1,381	580	20,708
Total distributable earnings	452,987	222,340	1,381	(36,629)	20,708
Other accumulated (loss)	(58,913,274)	(13,169,504)	(2,891)	(80,610)	33
Total accumulated gain (loss)	$(73,273,879)	$(17,398,479)	$(61,618)	$(117,240)	$423,550

	FLRT	PTNQ	PTEU	TRND	PTIN
Tax cost of investments	$479,353,382	$1,205,149,841	$31,293,662	$57,308,380	$144,203,541
Gross tax unrealized appreciation	1,531,210	1,292	685,554	5,341,155	10,298
Gross tax unrealized depreciation	(8,094,571)	(66,456)	(2,085,483)	(4,043,777)	(428)
Net tax unrealized appreciation (depreciation)	(6,563,361)	(65,164)	(1,399,929)	1,297,378	9,870
Undistributed ordinary income	1,135,939	8,793,728	25,572	174,953	1,406,179
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	1,135,939	8,793,728	25,572	174,953	1,406,179
Other accumulated (loss)	(5,994,640)	(86,823,431)	(44,640,227)	(819,973)	(34,918,298)
Total accumulated gain (loss)	$(11,422,062)	$(78,094,867)	$(46,014,584)	$652,358	$(33,502,249)

142

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)

	PTBD	PTLC	PTMC	COWZ	BUL
Tax cost of investments	$158,201,507	$ 3,174,981,563	$419,175,458	$21,790,957,953	$79,987,525
Gross tax unrealized appreciation	1,318,815	8,782	11,501	847,710,267	5,900,489
Gross tax unrealized depreciation	(210,364)	(115,448)	(15,865)	(1,510,187,933)	(5,639,701)
Net tax unrealized appreciation (depreciation)	1,108,451	(106,666)	(4,364)	(662,477,666)	260,788
Undistributed ordinary income	387,107	16,624,829	2,568,975	79,127,410	168,922
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	387,107	16,624,829	2,568,975	79,127,410	168,922
Other accumulated (loss)	(262,427,315)	(289,617,855)	(98,479,786)	(2,286,908,233)	(8,917,457)
Total accumulated gain (loss)	$(260,931,757)	$(273,099,692)	$(95,915,175)	$(2,870,258,489)	$(8,487,747)

	PEXL	COWG	CALF	CAFG	PWS
Tax cost of investments	$45,004,771	$1,458,898,235	$5,040,353,856	$20,969,383	$26,082,787
Gross tax unrealized appreciation	4,049,907	108,821,158	104,444,108	1,135,505	19,185
Gross tax unrealized depreciation	(5,455,304)	(104,956,041)	(572,588,305)	(1,857,847)	(296,299)
Net tax unrealized appreciation (depreciation)	(1,405,397)	3,865,117	(468,144,197)	(722,342)	(277,114)
Undistributed ordinary income	30,534	687,863	13,234,168	10,241	129,885
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	30,534	687,863	13,234,168	10,241	129,885
Other accumulated (loss)	(2,308,070)	(13,297,674)	(1,447,079,676)	(1,753,698)	(24,821,048)
Total accumulated gain (loss)	$(3,682,933)	$(8,744,694)	$(1,901,989,705)	$(2,465,799)	$(24,968,277)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after April 30, 2025 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

143

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
At April 30, 2025, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
HERD	$(5,717)	$(14,346)	Indefinite
SZNE	(29,531,336)	—	Indefinite
SRVR	(41,616,260)	(262,804,576)	Indefinite
TRFK	(370,938)	—	Indefinite
ICOW	(24,911,220)	(22,405,772)	Indefinite
ECOW	(4,232,809)	(2,031,912)	Indefinite
GCOW	(6,346,437)	(67,747,508)	Indefinite
INDS	(47,250,099)	(15,460,376)	Indefinite
SHPP	—	—	Indefinite
ALTL	(258,659,097)	—	Indefinite
PALC	(57,673,053)	(1,240,221)	Indefinite
PAMC	(13,169,504)	—	Indefinite
GLBL	(2,909)	—	Indefinite
QQQG	(80,610)	—	Indefinite
PATN	—	—	Indefinite
FLRT	(5,020,757)	(973,883)	Indefinite
PTNQ	(39,984,508)	(46,838,923)	Indefinite
PTEU	(37,100,477)	(7,478,435)	Indefinite
TRND	(560,190)	(259,783)	Indefinite
PTIN	(19,779,460)	(8,990,016)	Indefinite
PTBD	(262,427,315)	—	Indefinite
PTLC	(139,890,212)	(149,727,643)	Indefinite
PTMC	(98,479,786)	—	Indefinite
COWZ	(1,623,521,398)	(663,386,835)	Indefinite
BUL	(8,365,107)	(552,350)	Indefinite
PEXL	(1,419,505)	(888,565)	Indefinite
COWG	(13,297,674)	—	Indefinite
CALF	(951,140,094)	(495,939,582)	Indefinite
CAFG	(1,721,299)	(32,399)	Indefinite
PWS	(24,821,048)	—	Indefinite

The following Funds utilized capital loss carryforwards during the year ended April 30, 2025:

SHPP	$2,328
ALTL	$5,927,450
PTEU	$4,183,462
TRND	$123,961
PTMC	$33,375,147
PWS	$2,842,456

144

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
NOTE 11 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Funds during the fiscal year/period ended April 30, 2025, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
HERD	$2,079,362	$—	$11,498
SZNE	381,571	—	—
SRVR	7,675,002	—	—
TRFK	144,059	10,279	—
ICOW	63,128,996	—	—
ECOW	6,888,072	—	—
GCOW	82,367,486	—	—
INDS	4,737,411	—	—
SHPP	28,143	—	—
ALTL	2,916,487	—	—
PALC	3,109,855	—	—
PAMC	583,598	—	—
GLBL	1,271	—	—
QQQG	2,004	—	—
PATN	2,334	—	—
FLRT	30,026,014	—	—
PTNQ	26,511,031	—	—
PTEU	918,289	—	—
TRND	1,236,269	—	—
PTIN	3,741,817	—	—
PTBD	9,614,449	—	—
PTLC	22,354,127	—	—
PTMC	3,747,410	—	—
COWZ	441,193,276	—	—
BUL	138,341	—	—
PEXL	260,011	—	—
COWG	1,361,850	—	—
CALF	86,496,425	—	—
CAFG	54,584	—	—
PWS	281,926	—	—

The tax character of distributions paid by the Funds during the fiscal year/period ended April 30, 2024 was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
HERD	$1,930,353	$262	$3,388
SZNE	614,377	—	—
SRVR	21,236,193	—	—
TRFK	8,801	—	—
ICOW	31,659,355	—	—
ECOW	3,557,922	—	—
GCOW	103,433,974	—	—
INDS	8,470,476	—	—
SHPP	29,550	—	—

145

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)

	Ordinary Income	Long Term Capital Gain	Return of Capital
ALTL	$5,527,814	$—	$—
PALC	2,027,944	—	—
PAMC	258,009	—	—
GLBL	N/A	—	—
QQQG	N/A	—	—
PATN	N/A	—	—
FLRT	13,662,425	—	—
PTNQ	15,996,062	—	—
PTEU	1,192,866	—	—
TRND	1,304,500	—	—
PTIN	3,142,461	—	—
PTBD	13,319,148	—	—
PTLC	28,840,382	—	—
PTMC	7,000,000	—	—
COWZ	341,685,265	—	—
BUL	657,918	—	16,317
PEXL	199,688	—	7,444
COWG	265,559	—	—
CALF	58,323,606	—	—
CAFG	23,563	—	93
PWS	453,354	—	—

NOTE 12 – RISKS
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.
NOTE 13 – SUBSEQUENT EVENT
Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than below.
On May 21, 2025, the following Funds declared distributions from ordinary income to shareholders of record as of May 22, 2025, payable May 27, 2025, as follows:

	Ordinary Income	Per Share Amount
FLRT	$1,873,250	$0.18099038
PTBD	311,807	0.03849465

146

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
On June 4, 2025, the following Funds declared a distribution from ordinary income to shareholders of record as of June 5, 2025, payable June 11, 2025, as follows:

	Ordinary Income	Per Share Amount
SZNE	$30,401	$0.05527440
SRVR	1,796,498	0.12878124
TRFK	—	—
ICOW	8,086,271	0.24066284
ECOW	596,962	0.14213388
GCOW	19,543,913	0.32144594
INDS	254,869	0.06707083
SHPP	8,283	0.13805433
ALTL	220,338	0.06779640
PALC	483,234	0.07921874
PAMC	83,749	0.05583295
GLBL	444	0.01110850
QQQG	557	0.00309167
PATN	33,685	0.07017802
COWZ	63,210,349	0.16420405
BUL	19,219	0.01201172
PEXL	44,089	0.05511076
COWG	448,449	0.00815732
CALF	8,591,801	0.07821394
CAFG	7,268	0.00908531
PWS	98,775	0.11620588

On June 5, 2025, the following Funds declared a distribution from ordinary income to shareholders of record as of June 6, 2025, payable June 12, 2025, as follows:

	Ordinary Income	Per Share Amount
HERD	$355,887	$0.16176697

On June 25, 2025, the following Funds declared a distribution from ordinary income to shareholders of record as of June 26, 2025, payable June 30, 2025, as follows:

	Ordinary Income	Per Share Amount
FLRT	$3,397,047	$0.31600441
PTBD	868,863	0.12065043

147

Pacer Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Pacer Funds Trust and the Shareholders of
Pacer Cash Cows Fund of Funds ETF, Pacer CRFA-Stovall Equal Weight Seasonal Rotation ETF, Pacer Data & Infrastructure Real Estate ETF, Pacer Data and Digital Revolution ETF, Pacer Developed Markets International Cash Cows 100 ETF, Pacer Emerging Markets Cash Cows 100 ETF, Pacer Global Cash Cows Dividend ETF, Pacer Industrial Real Estate ETF, Pacer Industrials and Logistics ETF, Pacer Lunt Large Cap Alternator ETF, Pacer Lunt Large Cap Multi-Factor Alternator ETF, Pacer Lunt Midcap Multi-Factor Alternator ETF, Pacer MSCI World Industry Advantage ETF, Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF, Pacer Nasdaq International Patent Leaders ETF, Pacer Pacific Asset Floating Rate High Income Fund ETF, Pacer Trendpilot® 100 ETF, Pacer Trendpilot® European Index ETF, Pacer Trendpilot® Fund of Funds ETF, Pacer Trendpilot® International ETF, Pacer Trendpilot® US Bond ETF, Pacer Trendpilot® US Large Cap ETF, Pacer Trendpilot® US Mid Cap ETF, Pacer US Cash Cows 100 ETF, Pacer US Cash Cows Growth ETF, Pacer US Export Leaders ETF, Pacer US Large Cap Cash Cows Growth Leaders ETF, Pacer US Small Cap Cash Cows ETF, Pacer US Small Cap Cash Cows Growth Leaders ETF and Pacer WealthShield ETF
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (the “Funds”) each a series of the Pacer Funds Trust, as of April 30, 2025, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for the periods indicated below (collectively referred to as the “financial statements”).
The financial highlights for the one year ended June 30, 2021, for the Pacer Pacific Asset Floating Rate High Income ETF were audited by other auditors whose opinion dated August 16, 2021 expressed an unqualified opinion on those financial statements.
In our opinion, the financial statements present fairly, in all material respects, the financial positions of the Funds as of April 30, 2025, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Pacer Cash Cows Fund of Funds ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021
Pacer Data & Infrastructure Real Estate ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021
Pacer Data and Digital Revolution ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the year ended April 30, 2025 and 2024 and for the period June 8, 2022 (commencement of operations) through April 30, 2023
Pacer Developed Markets International Cash Cows 100 ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021
Pacer Emerging Markets Cash Cows 100 ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021
Pacer Global Cash Cows Dividend ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021
Pacer Industrial Real Estate ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021
Pacer Industrials and Logistics ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the year ended April 30, 2025 and 2024 and for the period June 8, 2022 (commencement of operations) through April 30, 2023

148

Pacer Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Pacer Lunt Large Cap Alternator ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023 and 2022 and for the period June 24, 2020 (commencement of operations) through April 30, 2021
Pacer Lunt Large Cap Multi- Factor Alternator ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023 and 2022 and for the period June 24, 2020 (commencement of operations) through April 30, 2021
Pacer Lunt Midcap Multi- Factor Alternator ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023 and 2022 and for the period June 24, 2020 (commencement of operations) through April 30, 2021
Pacer MSCI World Industry Advantage ETF	For the period September 16, 2024 through April 30, 2025	For the period September 16, 2024 through April 30, 2025	For the period September 16, 2024 through April 30, 2025
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	For the period August 19, 2024 through April 30, 2025	For the period August 19, 2024 through April 30, 2025	For the period August 19, 2024 through April 30, 2025
Pacer Nasdaq International Patent Leaders ETF	For the period September 16, 2024 through April 30, 2025	For the period September 16, 2024 through April 30, 2025	For the period September 16, 2024 through April 30, 2025
Pacer Pacific Asset Floating Rate High Income ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023 and for the period July 1, 2021 through April 30, 2022
Pacer Trendpilot® 100 ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021
Pacer Trendpilot® European Index ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021
Pacer Trendpilot® Fund of Funds ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021
Pacer Trendpilot® International ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021
Pacer Trendpilot® US Bond ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021
Pacer Trendpilot® US Large Cap ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021
Pacer Trendpilot® US Mid Cap ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021
Pacer US Cash Cows 100 ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021
Pacer US Cash Cows Growth ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021
Pacer US Export Leaders ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Pacer US Large Cap Cash Cows Growth Leaders ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025 and 2024 and for the period December 21, 2022 (commencement of operations) through April 30, 2023
Pacer US Small Cap Cash Cows ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021
Pacer US Small Cap Cash Cows Growth Leaders ETF	For the year ended April 30, 2025	For the year ended April 30, 2025 and period May 1, 2023 through April 30, 2024	For the year ended April 30, 2025 and for the period May 1, 2023 (commencement of operations) through April 30, 2024
Pacer WealthShield ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for the Pacer Funds Trust since 2015
Huntingdon Valley, Pennsylvania
June 27, 2025

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NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of each other Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.PacerETFs.com.
NOTE 2 – FEDERAL TAX INFORMATION
Qualified Dividend Income/Dividends Received Deduction/Short Term Capital Gains
For the fiscal year/period ended April 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017. The following are the percentage of dividends declared from ordinary income designated as qualified dividend income (“QDI”), for corporate shareholders, the percent qualifying for the corporate dividends received deduction (“DRD”), and the percentage of taxable ordinary income distributions that are designated as short-term capital gain (“STCG”) distributions under Internal Revenue Section 871(k)(2)(C) for each fund.

	QDI	DRD	STCG
HERD	90.76%	33.88%	0.00%
SZNE	100.00%	100.00%	0.00%
SRVR	39.57%	3.91%	0.00%
TRFK	71.85%	53.86%	70.71%
ICOW	82.07%	0.00%	0.00%
ECOW	54.10%	0.16%	0.00%
GCOW	96.70%	25.77%	0.00%
INDS	34.14%	0.25%	0.00%
SHPP	76.71%	26.54%	0.00%
ALTL	100.00%	100.00%	0.00%
PALC	100.00%	100.00%	0.00%
PAMC	87.37%	87.37%	0.00%
GLBL	100.00%	100.00%	0.00%
QQQG	0.00%	0.00%	0.00%
PATN	100.00%	0.00%	0.00%
FLRT	0.00%	0.00%	0.00%
PTNQ	21.96%	21.08%	0.00%
PTEU	100.00%	0.21%	0.00%
TRND	37.19%	10.45%	0.00%
PTIN	100.00%	0.27%	0.00%
PTBD	0.00%	0.00%	0.00%
PTLC	100.00%	100.00%	0.00%
PTMC	72.04%	68.84%	0.00%
COWZ	100.00%	100.00%	0.00%
BUL	100.00%	100.00%	0.00%
PEXL	100.00%	100.00%	0.00%
COWG	100.00%	100.00%	0.00%
CALF	100.00%	100.00%	0.00%
CAFG	100.00%	100.00%	0.00%
PWS	42.07%	42.06%	0.00%

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ADDITIONAL INFORMATION (Unaudited)(Continued)
Foreign Tax Credit Pass Through
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year/period ended April 30, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough
HERD	$1,639,864	$135,669	$0.73	$0.06
SZNE	—	—	—	—
SRVR	—	—	—	—
TRFK	—	—	—	—
ICOW	54,429,825	5,185,719	1.65	0.16
ECOW	5,571,723	588,054	1.41	0.15
GCOW	82,357,764	7,930,886	1.38	0.13
INDS	—	—	—	—
SHPP	18,978	3,483	0.47	0.09
ALTL	—	—	—	—
PALC	—	—	—	—
PAMC	—	—	—	—
GLBL	—	—	—	—
QQQG	—	—	—	—
PATN	29,892	4,459	0.06	0.01
FLRT	—	—	—	—
PTNQ	—	—	—	—
PTEU	1,035,177	147,650	0.90	0.13
TRND	—	—	—	—
PTIN	—	—	—	—
PTBD	—	—	—	—
PTLC	—	—	—	—
PTMC	—	—	—	—
COWZ	—	—	—	—
BUL	—	—	—	—
PEXL	—	—	—	—
COWG	—	—	—	—
CALF	—	—	—	—
CAFG	—	—	—	—
PWS	—	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

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ADDITIONAL INFORMATION (Unaudited)(Continued)
NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.paceretfs.com daily.
NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information on how the Fund voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.
NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS
ALTL, BUL, CALF, CAFG, ECOW, HERD, ICOW, INDS, PALC, PAMC, PEXL, PTIN, PTLC, PTMC, PTNQ, SRVR, SZNE, TRND, BULD, ODDS, SHPP and TRFK
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on March 20, 2025 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”), relating to Pacer Lunt Large Cap Alternator ETF (ALTL), Pacer Lunt Large Cap Multi-Factor Alternator ETF (PALC), Pacer Lunt Mid Cap Multi-Factor Alternator ETF (PAMC), Pacer Trendpilot® US Large Cap ETF (PTLC), Pacer Trendpilot® US Mid Cap ETF (PTMC), Pacer Trendpilot® 100 ETF (PTNQ), Pacer US Small Cap Cash Cows ETF (CALF), Pacer Developed Markets International Cash Cows 100 ETF (ICOW), Pacer US Export Leaders ETF (PEXL), Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF (SZNE), Pacer US Cash Cows Growth ETF (BUL), Pacer Trendpilot® International ETF (PTIN), Pacer Emerging Markets Cash Cows 100 ETF (ECOW), Pacer Cash Cows Fund of Funds ETF (HERD), Pacer Trendpilot® Fund of Funds ETF (TRND), Pacer Industrial Real Estate ETF (INDS) Pacer Data & Infrastructure Real Estate ETF (SRVR), Pacer US Small Cap Cash Cows Growth Leaders ETF (CAFG), Pacer BlueStar Engineering the Future ETF (BULD), Pacer BlueStar Digital Entertainment ETF (ODDS), Pacer Industrials and Logistics ETF (SHPP) and Pacer Data and Digital Revolution ETF (TRFK). Each of the aforenamed funds is referred to as a “Fund” and, together, as the “Funds”.
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Investment Advisory Agreement at the Meeting, respectively, based on its review of qualitative and quantitative information provided by the Advisor as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement at the Meeting, respectively, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the Investment Advisory Agreement.
Prior to approval, the Board obtained and reviewed a variety of information, including certain information prepared by Broadridge Financial Solutions (“Broadridge”) regarding each Fund’s fees and expenses relative to the fees and expenses of other funds with similar investment objectives and strategies. At the Meeting, respectively, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Advisor’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Advisor is prepared to provide to each Fund under consideration; (5) the advisory fee payable by a Fund to the Advisor for its services; (6) certain comparative information regarding a Fund’s expenses and performance

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ADDITIONAL INFORMATION (Unaudited)(Continued)
relative to the expenses and performance of other comparable funds; (7) a copy of the Trust’s registration statement; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Advisor. Representatives from the Advisor presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Advisor’s services and fees, as well as other aspects of the Investment Advisory Agreement.
In considering the renewal of the Investment Advisory Agreement at the Meeting, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor, including the performance of the Advisor with respect to each Fund; (ii) the costs and benefits, including the fee to be paid to the Advisor by each Fund, of the advisory services to be provided to the Funds; and (iii) potential economies of scale.
•
Nature, Extent and Quality of Services to be Provided by the Advisor. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement. In this regard, the Trustees reviewed each Fund’s investment goal and investment strategy, and the Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. In addition, the Trustees reviewed the management team at the Advisor that would be responsible for managing each Fund, including staffing, skills and compensation program, and considered various other Funds advised by the Advisor and any potential conflicts.

Based on its review, the Board determined that the Advisor is capable of providing all necessary advisory services required by each Fund, as indicated by the Advisor’s management capabilities, the professional qualifications and experience of its portfolio management personnel. The Board reviewed, a comparison of each Fund’s performance for the one-year, three-year, five-year and since inception periods ended December 31, 2024 (as applicable), to that of its underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. The Board noted that each Fund performed in line with its underlying index over the relevant periods. The Board also considered other services provided to the Funds by the Advisor, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Funds by the Advisor.
•
Costs and Benefits of Advisory Services to be Provided to the Funds. In considering the advisory fees payable by the Trust to the Advisor and each Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of each Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising a Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine a Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to a Fund in all instances. The Board compared each Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether each Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Advisor had contractually agreed to pay the operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received (or proposed or likely to be received) by the Advisor from its relationship with the Funds, taking into account assessments of the Advisor’s profitability prepared and shared by the Advisor’s management.

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ADDITIONAL INFORMATION (Unaudited)(Continued)
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.
•
Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor as the assets of the Funds may grow in the future. In considering the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangement with the Advisor involved a contractual commitment by the Advisor to pay the operating expenses of each Fund. The Board reviewed the Adviser’s methodology for calculating estimated profitability of the Fund, noting that profitability may be affected by numerous factors, including, among others, the types of funds managed and expense allocations. The Board acknowledged the difficulty in calculating and comparing profitability at the individual fund level. For each Fund the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Funds’ shareholders benefited from the Advisor’s commitment to pay each Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of the Funds would not directly result in economies of scale for shareholders.

Overall Findings and Conclusions of the Board
Based on its deliberations and its evaluation of the information described above, at the Meeting, respectively, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to each Fund; and (c) agreed to approve the renewal of the Investment Advisory Agreement as to each Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
FLRT
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting March 20, 2025 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”) with respect to Pacer Pacific Asset Floating Rate High Income ETF (“FLRT” or the “Fund”), and the proposed renewal of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Aristotle Pacific Capital, LLC (the “Sub-Advisor”) with respect to FLRT.
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Investment Advisory Agreement and the Sub-Advisory Agreement on behalf of the Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Advisor and the Sub-Advisor, as well as the Trust’s other service providers. Prior to deciding to approve the Investment Advisory Agreement and the Sub-Advisory Agreement for the Fund at the Meeting, the Independent Trustees requested and obtained from the Advisor and the Sub-Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.
Prior to approval, the Board obtained and reviewed a variety of information, including certain information prepared by Broadridge Financial Solutions (“Broadridge”) regarding the Fund’s fees and expenses relative to the fees and expenses of other funds with similar investment objectives and strategies. At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement and the Sub-Advisory Agreement for the Fund; (2) the

155

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ADDITIONAL INFORMATION (Unaudited)(Continued)
Advisor’s and the Sub-Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement and the Sub-Advisory Agreement on behalf of the Fund; (3) the Advisor’s and the Sub-Advisor’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Advisor and the Sub-Advisor are providing and prepared to provide to the Fund; (5) the advisory fee payable by the Fund to the Advisor for its services and the sub-advisory fees payable to the Sub-Advisor by the Advisor under the Sub-Advisory Agreement; (6) certain comparative information regarding the Fund’s expenses and performance relative to the expenses and performance of other funds; (7) a copy of the registration statement; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Advisor and the Sub-Advisor. Representatives from the Advisor presented additional information and participated in question and answer sessions at the Meeting to help the Board evaluate the Advisor’s, and the Sub-Advisor’s services and fees, as well as other aspects of the Investment Advisory Agreement and the Sub-Advisory Agreement.
In considering the approval of the Investment Advisory Agreement and the Sub-Advisory Agreement at the Meeting, respectively, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor, including the performance of the Advisor and Sub-Advisor with respect to the Fund; (ii) the costs and benefits, including the fee to be paid to the Advisor by the Fund, of the advisory services to be provided to the Fund; (iii) the cost and benefits, including the fees paid, to the Sub-Advisor by the Advisor as it relates to the investment advisory services provided to the Fund; and (iv) potential economies of scale. The Board’s findings as it relates to each of the factors for the Fund are set forth below.
•
Nature, Extent and Quality of Services to be Provided by the Adviser and the Sub-Advisor. The Board reviewed the scope of services provided by the Adviser under the Investment Advisory Agreement and the Sub-Advisor under the Sub-Advisory Agreement. In this regard, the Trustees reviewed Fund’s investment goal and investment strategy, and the Adviser’s and the Sub-Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by the Sub-Advisor, the Board noted that Sub-Advisor has assets allocated to it by the Adviser and considered the Sub-Advisor’s ability to ensure compliance with the Fund’s strategies, policies, and limitations. In addition, the Trustees reviewed the management team at the Adviser and the Sub-Advisor that is responsible for managing the Fund, including staffing, skills and compensation program, and considered various other portfolios advised by the Adviser and the Sub-Advisor and any potential conflicts. The Trustees also considered the strong reputation of the Sub-Advisor in the industry and the potential positive impact that might have on investment interest in the Fund. The Board also considered a report from the Trust’s Chief Compliance Officer regarding the Sub-Advisor’s compliance programs as such relates to the operation of the Fund.

Based on its review, the Board determined that the Adviser and the Sub-Advisor are capable of providing all necessary advisory and sub-advisory services required by the Fund, as indicated by the Adviser’s and the Sub-Advisor’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Fund relative to its benchmark index and other products managed by the Adviser and the Sub-Advisor with similar investment objectives and strategies as the Fund (if applicable). The Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year and since inception periods ended December 31, 2024, to that of its benchmark index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its benchmark index. The Board noted that the Fund had periods of outperformance and underperformance relative to its benchmark index over the relevant periods. The Board also considered other services provided to the Fund by the Adviser and the Sub-Advisor, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Fund by the Adviser and the Sub-Advisor, respectively.

156

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ADDITIONAL INFORMATION (Unaudited)(Continued)
•
Costs and Benefits of Advisory Services to be Provided to the Fund. In considering the advisory fees payable by the Trust to the Adviser and the Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board compared Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether the Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Adviser had contractually agreed to pay the operating expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was further noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received by the Adviser from its relationship with the Fund, considering the Adviser’s profitability analysis prepared and shared by the Adviser’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.
•
Costs and Benefits of Sub-Advisor’s Services to be Provided to the Fund. The Board noted that the sub-advisory fees paid to the Sub-Advisor are paid by the Adviser and would not be additional fees to be borne by the Fund. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Adviser and the Sub-Advisor. In considering the sub-advisory fees payable by the Adviser to Sub-Advisor, the Board evaluated the compensation and benefits received or likely to be received by the Sub-Advisor from the Adviser relating to the services provided to the Fund. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to Sub-Advisor under the Sub-Advisory Agreement with the Adviser were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Advisor.

•
Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser and the Sub-Advisor as the assets of the Fund may grow in the future. In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of the Fund. The Board reviewed the Adviser’s methodology for calculating estimated profitability of the Fund, noting that profitability may be affected by numerous factors, including, among others, the types of funds managed and expense allocations. The Board acknowledged the difficulty in calculating and comparing profitability at the individual fund level. For the Fund the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Funds’ shareholders benefited from the Adviser’s commitment to pay each Fund’s operating expenses out of its investment advisory fee.

In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information. After further discussion, upon a motion duly made, seconded and approved, the following resolutions were unanimously approved (with the Independent Trustees voting separately):

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Overall Findings and Conclusions of the Board
Based on its deliberations and its evaluation of the information described above as it relates to the Fund, at the Meeting, respectively, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to the Fund are fair and reasonable; (b) concluded that the terms of the Sub-Advisory Agreement with respect to the Fund are fair and reasonable; (c) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to the Fund; (d) concluded that the Sub-Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered to the Fund by the Sub- Advisor; (e) agreed to approve the Investment Advisory Agreement as to the Fund; and (f) agreed to approve the Sub-Advisory Agreement for the Fund. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
QDPL
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting March 20, 2025 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”) with respect to Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (“QDPL” or the “Fund”), and the proposed renewal of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Metaurus Advisors, LLC (the “Sub-Advisor”) with respect to QDPL.
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement on behalf of the Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Advisor and the Sub-Advisor, as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement for the Fund at the Meeting, the Independent Trustees requested and obtained from the Advisor and the Sub-Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.
Prior to approval, the Board obtained and reviewed a variety of information, including certain information prepared by Broadridge Financial Solutions (“Broadridge”) regarding the Fund’s fees and expenses relative to the fees and expenses of other funds with similar investment objectives and strategies. At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement and the Sub-Advisory Agreement for the Fund; (2) the Advisor’s and the Sub-Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement and the Sub-Advisory Agreement on behalf of the Fund; (3) the Advisor’s and the Sub-Advisor’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Advisor and the Sub-Advisor are providing and prepared to provide to the Fund; (5) the advisory fee payable by the Fund to the Advisor for its services and the sub-advisory fees payable to the Sub-Advisor by the Advisor under the Sub-Advisory Agreement; (6) certain comparative information regarding the Fund’s expenses and performance relative to the expenses and performance of other funds; (7) a copy of the Trust’s registration statement; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Advisor and the Sub-Advisor. Representatives from the Advisor presented additional information and participated in question and answer sessions at the Meeting to help the Board evaluate the Advisor’s, and the Sub-Advisor’s services and fees, as well as other aspects of the Investment Advisory Agreement and the Sub-Advisory Agreement.
In considering the approval of the Investment Advisory Agreement and the Sub-Advisory Agreement at the Meeting, respectively, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor, including the

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performance of the Advisor and Sub-Advisor with respect to the Fund; (ii) the costs and benefits, including the fee to be paid to the Advisor by the Fund, of the advisory services to be provided to the Fund; (iii) the cost and benefits, including the fees paid, to the Sub-Advisor by the Advisor as it relates to the investment advisory services provided to the Fund; and (iv) potential economies of scale. The Board’s findings as it relates to each of the factors for the Fund are set forth below.
•
Nature, Extent and Quality of Services to be Provided by the Advisor and the Sub-Advisor. The Board reviewed the scope of services provided by the Advisor under the Investment Advisory Agreement and the Sub-Advisor under the Sub-Advisory Agreement. In this regard, the Trustees reviewed the Fund’s investment goal and investment strategy, and the Advisor’s and the Sub-Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by the Sub-Advisor, the Board noted that Sub-Advisor has assets allocated to it by the Advisor and considered the Sub-Advisor’s ability to ensure compliance with the Fund’s strategies, policies, and limitations. In addition, the Trustees reviewed the management team at the Advisor and the Sub-Advisor that is responsible for managing the Fund, including staffing, skills and compensation program, and considered various other portfolios advised by the Advisor and the Sub-Advisor and any potential conflicts. The Trustees also considered the strong reputation of the Sub-Advisor in the industry and the potential positive impact that might have on investment interest in the Fund. The Board also considered a report from the Trust’s Chief Compliance Officer regarding the Sub-Advisor’s compliance programs as such relates to the operation of the Fund.

Based on its review, the Board determined that the Advisor and the Sub-Advisor are capable of providing all necessary advisory and sub-advisory services required by the Fund, as indicated by the Advisor’s and the Sub-Advisor’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Fund relative to its underlying index and other products managed by the Advisor and the Sub-Advisor with similar investment objectives and strategies as the Fund (if applicable). The Board reviewed, a comparison of the Fund’s performance for the one-year and since inception periods ended December 31, 2024, to that of its underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. The Board noted that the Fund performed in line with its underlying index over the relevant periods. The Board also considered other services provided to the Fund by the Advisor and the Sub-Advisor, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Fund by the Advisor and the Sub-Advisor, respectively.
•
Costs and Benefits of Advisory Services to be Provided to the Fund. In considering the advisory fees payable by the Trust to the Adviser and the Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board compared the Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether the Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Advisor had contractually agreed to pay the operating expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine

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expenses. It was further noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received by the Advisor from its relationship with the Fund, considering the Advisor’s profitability analysis prepared and shared by the Advisor’s management.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.
•
Costs and Benefits of Sub-Advisor’s Services to be Provided to the Fund. The Board noted that the sub-advisory fees paid to the Sub-Advisor are paid by the Advisor and would not be additional fees to be borne by the Fund. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Advisor and the Sub-Advisor. In considering the sub-advisory fees payable by the Advisor to Sub-Advisor, the Board evaluated the compensation and benefits received or likely to be received by the Sub-Advisor from the Advisor relating to the services provided to the Fund. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to Sub-Advisor under the Sub-Advisory Agreement with the Advisor were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Advisor.

•
Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor and the Sub-Advisor as the assets of the Fund may grow in the future. In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of the Fund. The Board reviewed the Adviser’s methodology for calculating estimated profitability of the Fund, noting that profitability may be affected by numerous factors, including, among others, the types of funds managed and expense allocations. The Board acknowledged the difficulty in calculating and comparing profitability at the individual fund level. For the Fund the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Funds’ shareholders benefited from the Adviser’s commitment to pay each Fund’s operating expenses out of its investment advisory fee.

Overall Findings and Conclusions of the Board
Based on its deliberations and its evaluation of the information described above as it relates to the Fund, at the Meeting, respectively, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to the Fund are fair and reasonable; (b) concluded that the terms of the Sub-Advisory Agreement with respect to the Fund are fair and reasonable; (c) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to the Fund; (d) concluded that the Sub-Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered to the Fund by the Sub- Advisor; (e) agreed to approve the Investment Advisory Agreement as to the Fund; and (f) agreed to approve the Sub-Advisory Agreement for the Fund. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

160

Advisor
Pacer Advisors, Inc.
500 Chesterfield Parkway
Malvern, PA 19355
Index Provider
CFRA
One New York Plaza, 34th Floor
New York, NY 10004
FTSE International Limited
12th Floor, 10 Upper Bank Street
Canary Wharf, London E14 5NP
Index Design Group, LLC
500 Chesterfield Parkway
Malvern, PA 19355
Lunt Capital Management, Inc.
215 S State St, Suite 100
Salt Lake City, UT 84111
Solactive AG
Platz der Einheit 1
60327 Frankfurt am Main
Germany
S&P Dow Jones Indices LLC
55 Water Street
New York, NY 10041
Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive
Milwaukee, WI 53212
Sub Adviser
Vident Asset Management
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA 30009
Aristotle Pacific Capital, LLC
840 Newport Center Drive, 7th Floor
Newport Beach, CA 92660
Distributor
Pacer Financial, Inc.
500 Chesterfield Parkway
Malvern, PA 19355
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Independent Registered
Public Accounting Firm
Sanville & Company
2617 Huntingdon Pike
Huntingdon Valley, PA 19006
Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Fund	Ticker	CUSIP
PACER CASH COWS FUND OF FUNDS ETF	HERD	69374H659
PACER CFRA-STOVALL EQUAL WEIGHT SEASONAL ROTATION INDEX ETF	SZNE	69374H691
PACER DATA & INFRASTRUCTURE REAL ESTATE ETF	SRVR	69374H741
PACER DATA AND DIGITAL REVOLUTION ETF	TRFK	69374H386
PACER DEVELOPED MARKETS INTERNATIONAL CASH COWS 100 ETF	ICOW	69374H873
PACER EMERGING MARKETS CASH COWS 100 ETF	ECOW	69374H665
PACER GLOBAL CASH COWS DIVIDEND ETF	GCOW	69374H709
PACER INDUSTRIAL REAL ESTATE ETF	INDS	69374H766
PACER INDUSTRIALS AND LOGISTICS ETF	SHPP	69374H378
PACER LUNT LARGE CAP ALTERNATOR ETF	ALTL	69374H717
PACER LUNT LARGE CAP MULTI-FACTOR ALTERNATOR ETF	PALC	69374H816
PACER LUNT MID CAP MULTI-FACTOR ALTERNATOR ETF	PAMC	69374H725
PACER MSCI WORLD INDUSTRY ADVANTAGE ETF	GLBL	69374H295
PACER NASDAQ 100 TOP 50 CASH COWS GROWTH LEADERS ETF	QQQG	69374H329
PACER NASDAQ INTERNATIONAL PATENT LEADERS ETF	PATN	69374H311
PACER PACIFIC ASSET FLOATING RATE HIGH INCOME ETF	FLRT	69374H428
PACER TRENDPILOT® 100 ETF	PTNQ	69374H303
PACER TRENDPILOT® EUROPEAN INDEX ETF	PTEU	69374H808
PACER TRENDPILOT® FUND OF FUNDS ETF	TRND	69374H675
PACER TRENDPILOT® INTERNATIONAL ETF	PTIN	69374H683
PACER TRENDPILOT® US BOND ETF	PTBD	69374H642
PACER TRENDPILOT® US LARGE CAP ETF	PTLC	69374H105
PACER TRENDPILOT® US MID CAP ETF	PTMC	69374H204
PACER US CASH COWS 100 ETF	COWZ	69374H881
PACER US CASH COWS GROWTH ETF	BUL	69374H667
PACER US EXPORT LEADERS ETF	PEXL	69374H402
PACER US LARGE CAP CASH COWS GROWTH LEADERS ETF	COWG	69374H360
PACER US SMALL CAP CASH COWS ETF	CALF	69374H857
PACER US SMALL CAP CASH COWS GROWTH LEADERS ETF	CAFG	69374H352
PACER WEALTH SHIELD ETF	PWS	69374H840

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacer Funds Trust

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President/Principal Executive Officer

Date	7/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President/Principal Executive Officer

Date	7/7/2025

By (Signature and Title)*	/s/ Sean E. O’Hara
Sean E. O’Hara, Treasurer/Principal Financial Officer

Date	7/7/2025

* Print the name and title of each signing officer under his or her signature.